UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23504
AIM ETF PRODUCTS TRUST
On behalf of the following series:
AllianzIM U.S. Large Cap Buffer10 Jan ETF |JANT|
AllianzIM U.S. Large Cap Buffer10 Feb ETF |FEBT|
AllianzIM U.S. Large Cap Buffer10 Mar ETF |MART|
AllianzIM U.S. Large Cap Buffer10 Apr ETF |APRT|
AllianzIM U.S. Large Cap Buffer10 May ETF | MAYT |
AllianzIM U.S. Large Cap Buffer10 Jun ETF | JUNT |
AllianzIM U.S. Large Cap Buffer10 Jul ETF | JULT |
AllianzIM U.S. Large Cap Buffer10 Aug ETF | AUGT |
AllianzIM U.S. Large Cap Buffer10 Sep ETF | SEPT |
AllianzIM U.S. Large Cap Buffer10 Oct ETF | OCTT |
AllianzIM U.S. Large Cap Buffer10 Nov ETF | NVBT |
AllianzIM U.S. Large Cap Buffer10 Dec ETF | DECT |
AllianzIM U.S. Large Cap Buffer20 Jan ETF | JANW |
AllianzIM U.S. Large Cap Buffer20 Feb ETF | FEBW |
AllianzIM U.S. Large Cap Buffer20 Mar ETF | MARW |
AllianzIM U.S. Large Cap Buffer20 Apr ETF | APRW |
AllianzIM U.S. Large Cap Buffer20 May ETF | MAYW |
AllianzIM U.S. Large Cap Buffer20 Jun ETF | JUNW |
AllianzIM U.S. Large Cap Buffer20 Jul ETF | JULW |
AllianzIM U.S. Large Cap Buffer20 Aug ETF |AUGW|
AllianzIM U.S. Large Cap Buffer20 Sep ETF | SEPW |
AllianzIM U.S. Large Cap Buffer20 Oct ETF | OCTW |
AllianzIM U.S. Large Cap Buffer20 Nov ETF | NVBW |
AllianzIM U.S. Large Cap Buffer20 Dec ETF | DECW |
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | ARLU |
AllianzIM U.S. Equity Buffer15 Uncapped May ETF | MAYU |
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF | JNEU |
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | JULU |
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF | AUGU |
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF | SEPU |
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF | OCTU |
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF | NVBU |
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF | SIXJ |
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF | SIXF |
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF | SIXP |
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF | SIXO |
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF | SIXZ |
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF | SIXD |
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | FLJJ |
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | FLAO|
(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of principal executive offices) (Zip Code)
Amanda Farren, Chief Legal Officer
5701 Golden Hills Drive
Minneapolis, MN 55416
(Name and address of agent for service)
Registrant’s telephone number, including area code: (763) 765-7453
Date of fiscal year end: October 31
Date of reporting period: October 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form  N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

AllianzIM U.S. Large Cap Buffer10 Jan ETF | JANT | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Jan ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$84	0.74%

What affected Fund performance over the last year?

  The Fund returned 28.03% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from January 1, 2024 to December 31, 2024.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (December 31, 2020Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer10 Jan ETF - NAV ($14,076)	S&P 500® Price Return Index ($15,190)
12/31/2020	$10,000	$10,000
10/31/2021	$11,187	$12,261
10/31/2022	$10,145	$10,309
10/31/2023	$10,995	$11,165
10/31/2024	$14,076	$15,190

    *     The inception date is December 31, 2020. Shares of JANT were listed on the NYSE Arca, Inc. on January 4, 2021.

AllianzIM U.S. Large Cap Buffer10 Jan ETF | JANT

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Jan ETF - NAV	28.03%	9.33%
S&P 500® Price Return Index	36.04%	11.52%

    *     The inception date is December 31, 2020. Shares of JANT were listed on the NYSE Arca, Inc. on January 4, 2021.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/jant/.

Key Fund Statistics

Total Net Assets (000s)	$44,868
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$556

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	105.4%
Time deposits	1.0%
Options written	(5.2)%
Net other assets and liabilities	(1.2)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at

www.allianzim.com/regulatory-documents/ or upon request at 877-429-3837 (877-4AZ-ETFS).

The Fund’s classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JANT 1024

AllianzIM U.S. Large Cap Buffer10 Feb ETF | FEBT | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Feb ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Feb ETF	$84	0.74%

What affected Fund performance over the last year?

  The Fund returned 28.20% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from February 1, 2024 to January 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (January 31, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer10 Feb ETF - NAV ($13,226)	S&P 500® Price Return Index ($13,996)
1/31/2023	$10,000	$10,000
10/31/2023	$10,317	$10,287
10/31/2024	$13,226	$13,996

    *     The inception date is January 31, 2023. Shares of FEBT were listed on the NYSE Arca, Inc. on February 1, 2023.

AllianzIM U.S. Large Cap Buffer10 Feb ETF | FEBT

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Feb ETF - NAV	28.20%	17.34%
S&P 500® Price Return Index	36.04%	21.20%

    *     The inception date is January 31, 2023. Shares of FEBT were listed on the NYSE Arca, Inc. on February 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/febt/.

Key Fund Statistics

Total Net Assets (000s)	$25,541
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$389

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	105.1%
Time deposits	1.2%
Options written	(5.0)%
Net other assets and liabilities	(1.3)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer10 Feb ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

FEBT 1024

AllianzIM U.S. Large Cap Buffer10 Mar ETF | MART | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Mar ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Mar ETF	$83	0.74%

What affected Fund performance over the last year?

  The Fund returned 24.43% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from March 1, 2024 to February 28, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (February 28, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer10 Mar ETF - NAV ($13,127)	S&P 500® Price Return Index ($14,371)
2/28/2023	$10,000	$10,000
10/31/2023	$10,549	$10,563
10/31/2024	$13,127	$14,371

    *     The inception date is February 28, 2023. Shares of MART were listed on the NYSE Arca, Inc. on March 1, 2023.

AllianzIM U.S. Large Cap Buffer10 Mar ETF | MART

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Mar ETF - NAV	24.43%	17.70%
S&P 500® Price Return Index	36.04%	24.26%

    *     The inception date is February 28, 2023. Shares of MART were listed on the NYSE Arca, Inc. on March 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/mart/.

Key Fund Statistics

Total Net Assets (000s)	$32,817
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$402

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	102.7%
Time deposits	1.0%
Options written	(2.5)%
Net other assets and liabilities	(1.2)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer10 Mar ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MART 1024

AllianzIM U.S. Large Cap Buffer10 Apr ETF | APRT | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Apr ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Apr ETF	$83	0.74%

What affected Fund performance over the last year?

  The Fund returned 24.09% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from April 1, 2024 to March 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (May 28, 2020Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer10 Apr ETF - NAV ($15,742)	S&P 500® Price Return Index ($18,832)
5/28/2020	$10,000	$10,000
10/31/2020	$10,412	$10,793
10/31/2021	$12,102	$15,201
10/31/2022	$11,401	$12,780
10/31/2023	$12,686	$13,842
10/31/2024	$15,742	$18,832

    *     The inception date is May 28, 2020. Shares of APRT were listed on the NYSE Arca, Inc. on June 1, 2020.

AllianzIM U.S. Large Cap Buffer10 Apr ETF | APRT

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Apr ETF - NAV	24.09%	10.80%
S&P 500® Price Return Index	36.04%	15.37%

    *     The inception date is May 28, 2020. Shares of APRT were listed on the NYSE Arca, Inc. on June 1, 2020.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/aprt/.

Key Fund Statistics

Total Net Assets (000s)	$47,928
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$449

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	102.0%
Time deposits	0.7%
Options written	(2.0)%
Net other assets and liabilities	(0.7)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

APRT 1024

AllianzIM U.S. Large Cap Buffer10 May ETF | MAYT | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 May ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 May ETF	$84	0.74%

What affected Fund performance over the last year?

  The Fund returned 27.91% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from May 1, 2024 to April 30, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (April 28, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer10 May ETF - NAV ($12,981)	S&P 500® Price Return Index ($13,684)
4/28/2023	$10,000	$10,000
10/31/2023	$10,149	$10,058
10/31/2024	$12,981	$13,684

    *     The inception date is April 28, 2023. Shares of MAYT were listed on the NYSE Arca, Inc. on May 1, 2023.

AllianzIM U.S. Large Cap Buffer10 May ETF | MAYT

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 May ETF - NAV	27.91%	18.89%
S&P 500® Price Return Index	36.04%	23.12%

    *     The inception date is April 28, 2023. Shares of MAYT were listed on the NYSE Arca, Inc. on May 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/mayt/.

Key Fund Statistics

Total Net Assets (000s)	$17,038
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$168

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	104.8%
Time deposits	0.1%
Options written	(4.5)%
Net other assets and liabilities	(0.4)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer10 May ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MAYT 1024

AllianzIM U.S. Large Cap Buffer10 Jun ETF | JUNT | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Jun ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Jun ETF	$83	0.74%

What affected Fund performance over the last year?

  The Fund returned 24.90% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from June 1, 2024 to May 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (May 31, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer10 Jun ETF - NAV ($12,616)	S&P 500® Price Return Index ($13,650)
5/31/2023	$10,000	$10,000
10/31/2023	$10,101	$10,033
10/31/2024	$12,616	$13,650

    *     The inception date is May 31, 2023. Shares of JUNT were listed on the NYSE Arca, Inc. on June 1, 2023.

AllianzIM U.S. Large Cap Buffer10 Jun ETF | JUNT

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Jun ETF - NAV	24.90%	17.81%
S&P 500® Price Return Index	36.04%	24.54%

    *     The inception date is May 31, 2023. Shares of JUNT were listed on the NYSE Arca, Inc. on June 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/junt/.

Key Fund Statistics

Total Net Assets (000s)	$15,770
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$168

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.4%
Time deposits	0.5%
Options written	(3.4)%
Net other assets and liabilities	(0.5)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer10 Jun ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JUNT 1024

AllianzIM U.S. Large Cap Buffer10 Jul ETF | JULT | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Jul ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Jul ETF	$84	0.74%

What affected Fund performance over the last year?

  The Fund returned 26.65% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from July 1, 2024 to June 30, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (June 30, 2020Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer10 Jul ETF - NAV ($15,997)	S&P 500® Price Return Index ($18,403)
6/30/2020	$10,000	$10,000
10/31/2020	$10,306	$10,547
10/31/2021	$12,000	$14,855
10/31/2022	$11,492	$12,489
10/31/2023	$12,631	$13,527
10/31/2024	$15,997	$18,403

    *     The inception date is June 30, 2020. Shares of JULT were listed on the NYSE Arca, Inc. on July 1, 2020.

AllianzIM U.S. Large Cap Buffer10 Jul ETF | JULT

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Jul ETF - NAV	26.65%	11.44%
S&P 500® Price Return Index	36.04%	15.10%

    *     The inception date is June 30, 2020. Shares of JULT were listed on the NYSE Arca, Inc. on July 1, 2020.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/jult/.

Key Fund Statistics

Total Net Assets (000s)	$61,587
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$534

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.1%
Time deposits	0.2%
Options written	(2.9)%
Net other assets and liabilities	(0.4)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JULT 1024

AllianzIM U.S. Large Cap Buffer10 Aug ETF | AUGT | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Aug ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Aug ETF	$85	0.74%

What affected Fund performance over the last year?

  The Fund returned 28.98% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from August 1, 2024 to July 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (July 31, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer10 Aug ETF - NAV ($12,143)	S&P 500® Price Return Index ($12,433)
7/31/2023	$10,000	$10,000
10/31/2023	$9,414	$9,139
10/31/2024	$12,143	$12,433

    *     The inception date is July 31, 2023. Shares of AUGT were listed on the NYSE Arca, Inc. on August 1, 2023.

AllianzIM U.S. Large Cap Buffer10 Aug ETF | AUGT

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Aug ETF - NAV	28.98%	16.78%
S&P 500® Price Return Index	36.04%	19.01%

    *     The inception date is July 31, 2023. Shares of AUGT were listed on the NYSE Arca, Inc. on August 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/augt/.

Key Fund Statistics

Total Net Assets (000s)	$123,703
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$610

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.5%
Time deposits	0.2%
Options written	(3.4)%
Net other assets and liabilities	(0.3)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer10 Aug ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

AUGT 1024

AllianzIM U.S. Large Cap Buffer10 Sep ETF | SEPT | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Sep ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Sep ETF	$83	0.74%

What affected Fund performance over the last year?

  The Fund returned 25.64% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from September 1, 2024 to August 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (August 31, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer10 Sep ETF - NAV ($11,949)	S&P 500® Price Return Index ($12,657)
8/31/2023	$10,000	$10,000
10/31/2023	$9,511	$9,304
10/31/2024	$11,949	$12,657

    *     The inception date is August 31, 2023. Shares of SEPT were listed on the NYSE Arca, Inc. on September 1, 2023.

AllianzIM U.S. Large Cap Buffer10 Sep ETF | SEPT

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Sep ETF - NAV	25.64%	16.49%
S&P 500® Price Return Index	36.04%	22.38%

    *     The inception date is August 31, 2023. Shares of SEPT were listed on the NYSE Arca, Inc. on September 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sept/.

Key Fund Statistics

Total Net Assets (000s)	$93,351
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$202

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.8%
Time deposits	0.1%
Options written	(3.9)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM U.S. Large Cap Buffer10 Sep ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SEPT 1024

AllianzIM U.S. Large Cap Buffer10 Oct ETF | OCTT | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Oct ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Oct ETF	$81	0.74%

What affected Fund performance over the last year?

  The Fund returned 19.80% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from October 1, 2024 to September 30, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (September 30, 2020Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer10 Oct ETF - NAV ($14,928)	S&P 500® Price Return Index ($16,965)
9/30/2020	$10,000	$10,000
10/31/2020	$9,737	$9,723
10/31/2021	$11,974	$13,694
10/31/2022	$11,181	$11,513
10/31/2023	$12,461	$12,470
10/31/2024	$14,928	$16,965

    *     The inception date is September 30, 2020. Shares of OCTT were listed on the NYSE Arca, Inc. on October 1, 2020.

AllianzIM U.S. Large Cap Buffer10 Oct ETF | OCTT

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Oct ETF - NAV	19.80%	10.31%
S&P 500® Price Return Index	36.04%	13.82%

    *     The inception date is September 30, 2020. Shares of OCTT were listed on the NYSE Arca, Inc. on October 1, 2020.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/octt/.

Key Fund Statistics

Total Net Assets (000s)	$132,487
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$345

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	104.1%
Time deposits	0.1%
Options written	(4.1)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

OCTT 1024

AllianzIM U.S. Large Cap Buffer10 Nov ETF | NVBT | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Nov ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Nov ETF	$81	0.74%

What affected Fund performance over the last year?

  The Fund returned 18.80% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s return aligns with the outcome that the Fund seeks to provide over its outcome period, which is from November 1, 2023 to October 31, 2024.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (October 31, 2022Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer10 Nov ETF - NAV ($12,767)	S&P 500® Price Return Index ($14,735)
10/31/2022	$10,000	$10,000
10/31/2023	$10,746	$10,831
10/31/2024	$12,767	$14,735

    *     The inception date is October 31, 2022. Shares of NVBT were listed on the NYSE Arca, Inc. on November 1, 2022.

AllianzIM U.S. Large Cap Buffer10 Nov ETF | NVBT

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Nov ETF - NAV	18.80%	12.99%
S&P 500® Price Return Index	36.04%	21.39%

    *     The inception date is October 31, 2022. Shares of NVBT were listed on the NYSE Arca, Inc. on November 1, 2022.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/nvbt/.

Key Fund Statistics

Total Net Assets (000s)	$27,122
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$81

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	104.1%
Time deposits	0.2%
Options written	(4.4)%
Net other assets and liabilities	0.1%
Total	100.0%

AllianzIM U.S. Large Cap Buffer10 Nov ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

NVBT 1024

AllianzIM U.S. Large Cap Buffer10 Dec ETF | DECT | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Dec ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Dec ETF	$83	0.74%

What affected Fund performance over the last year?

  The Fund returned 25.52% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from December 1, 2023 to November 30, 2024.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (November 30, 2022Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer10 Dec ETF - NAV ($12,874)	S&P 500® Price Return Index ($13,984)
11/30/2022	$10,000	$10,000
10/31/2023	$10,257	$10,279
10/31/2024	$12,874	$13,984

    *     The inception date is November 30, 2022. Shares of DECT were listed on the NYSE Arca, Inc. on December 1, 2022.

AllianzIM U.S. Large Cap Buffer10 Dec ETF | DECT

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Dec ETF - NAV	25.52%	14.08%
S&P 500® Price Return Index	36.04%	19.10%

    *     The inception date is November 30, 2022. Shares of DECT were listed on the NYSE Arca, Inc. on December 1, 2022.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/dect/.

Key Fund Statistics

Total Net Assets (000s)	$16,816
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$241

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	107.1%
Time deposits	1.3%
Options written	(7.1)%
Net other assets and liabilities	(1.3)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer10 Dec ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

DECT 1024

AllianzIM U.S. Large Cap Buffer20 Jan ETF | JANW | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Jan ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Jan ETF	$80	0.74%

What affected Fund performance over the last year?

  The Fund returned 15.98% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from January 1, 2024 to December 31, 2024.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (December 31, 2020Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer20 Jan ETF - NAV ($13,234)	S&P 500® Price Return Index ($15,190)
12/31/2020	$10,000	$10,000
10/31/2021	$10,588	$12,261
10/31/2022	$10,225	$10,309
10/31/2023	$11,411	$11,165
10/31/2024	$13,234	$15,190

    *     The inception date is December 31, 2020. Shares of JANW were listed on the NYSE Arca, Inc. on January 4, 2021.

AllianzIM U.S. Large Cap Buffer20 Jan ETF | JANW

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Jan ETF - NAV	15.98%	7.58%
S&P 500® Price Return Index	36.04%	11.52%

    *     The inception date is December 31, 2020. Shares of JANW were listed on the NYSE Arca, Inc. on January 4, 2021.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/janw/.

Key Fund Statistics

Total Net Assets (000s)	$199,340
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$2,018

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	109.1%
Time deposits	0.9%
Options written	(9.0)%
Net other assets and liabilities	(1.0)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at

www.allianzim.com/regulatory-documents/ or upon request at 877-429-3837 (877-4AZ-ETFS).

The Fund’s classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JANW 1024

AllianzIM U.S. Large Cap Buffer20 Feb ETF | FEBW | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Feb ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Feb ETF	$81	0.74%

What affected Fund performance over the last year?

  The Fund returned 17.91% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from February 1, 2024 to January 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (January 31, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer20 Feb ETF - NAV ($12,196)	S&P 500® Price Return Index ($13,996)
1/31/2023	$10,000	$10,000
10/31/2023	$10,343	$10,287
10/31/2024	$12,196	$13,996

    *     The inception date is January 31, 2023. Shares of FEBW were listed on the NYSE Arca, Inc. on February 1, 2023.

AllianzIM U.S. Large Cap Buffer20 Feb ETF | FEBW

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Feb ETF - NAV	17.91%	12.02%
S&P 500® Price Return Index	36.04%	21.20%

    *     The inception date is January 31, 2023. Shares of FEBW were listed on the NYSE Arca, Inc. on February 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/febw/.

Key Fund Statistics

Total Net Assets (000s)	$66,216
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$840

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	108.5%
Time deposits	1.1%
Options written	(8.5)%
Net other assets and liabilities	(1.1)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 Feb ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

FEBW 1024

AllianzIM U.S. Large Cap Buffer20 Mar ETF | MARW | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Mar ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Mar ETF	$80	0.74%

What affected Fund performance over the last year?

  The Fund returned 15.79% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from March 1, 2024 to February 28, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (February 28, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer20 Mar ETF - NAV ($12,179)	S&P 500® Price Return Index ($14,371)
2/28/2023	$10,000	$10,000
10/31/2023	$10,518	$10,563
10/31/2024	$12,179	$14,371

    *     The inception date is February 28, 2023. Shares of MARW were listed on the NYSE Arca, Inc. on March 1, 2023.

AllianzIM U.S. Large Cap Buffer20 Mar ETF | MARW

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Mar ETF - NAV	15.79%	12.54%
S&P 500® Price Return Index	36.04%	24.26%

    *     The inception date is February 28, 2023. Shares of MARW were listed on the NYSE Arca, Inc. on March 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/marw/.

Key Fund Statistics

Total Net Assets (000s)	$70,793
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$884

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	104.9%
Time deposits	1.0%
Options written	(4.7)%
Net other assets and liabilities	(1.2)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 Mar ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MARW 1024

AllianzIM U.S. Large Cap Buffer20 Apr ETF | APRW | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Apr ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Apr ETF	$80	0.74%

What affected Fund performance over the last year?

  The Fund returned 15.93% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from April 1, 2024 to March 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (May 28, 2020Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer20 Apr ETF - NAV ($13,223)	S&P 500® Price Return Index ($18,832)
5/28/2020	$10,000	$10,000
10/31/2020	$10,235	$10,793
10/31/2021	$11,038	$15,201
10/31/2022	$10,678	$12,780
10/31/2023	$11,406	$13,842
10/31/2024	$13,223	$18,832

    *     The inception date is May 28, 2020. Shares of APRW were listed on the NYSE Arca, Inc. on June 1, 2020.

AllianzIM U.S. Large Cap Buffer20 Apr ETF | APRW

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Apr ETF - NAV	15.93%	6.51%
S&P 500® Price Return Index	36.04%	15.37%

    *     The inception date is May 28, 2020. Shares of APRW were listed on the NYSE Arca, Inc. on June 1, 2020.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/aprw/.

Key Fund Statistics

Total Net Assets (000s)	$176,290
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$1,461

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.3%
Time deposits	0.6%
Options written	(3.3)%
Net other assets and liabilities	(0.6)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

APRW 1024

AllianzIM U.S. Large Cap Buffer20 May ETF | MAYW | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 May ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 May ETF	$81	0.74%

What affected Fund performance over the last year?

  The Fund returned 18.10% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from May 1, 2024 to April 30, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (April 28, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer20 May ETF - NAV ($12,011)	S&P 500® Price Return Index ($13,684)
4/28/2023	$10,000	$10,000
10/31/2023	$10,171	$10,058
10/31/2024	$12,011	$13,684

    *     The inception date is April 28, 2023. Shares of MAYW were listed on the NYSE Arca, Inc. on May 1, 2023.

AllianzIM U.S. Large Cap Buffer20 May ETF | MAYW

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 May ETF - NAV	18.10%	12.92%
S&P 500® Price Return Index	36.04%	23.12%

    *     The inception date is April 28, 2023. Shares of MAYW were listed on the NYSE Arca, Inc. on May 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/mayw/.

Key Fund Statistics

Total Net Assets (000s)	$54,050
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$411

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	106.9%
Time deposits	0.3%
Options written	(6.8)%
Net other assets and liabilities	(0.4)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 May ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MAYW 1024

AllianzIM U.S. Large Cap Buffer20 Jun ETF | JUNW | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Jun ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Jun ETF	$80	0.74%

What affected Fund performance over the last year?

  The Fund returned 16.36% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from June 1, 2024 to May 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (May 31, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer20 Jun ETF - NAV ($11,796)	S&P 500® Price Return Index ($13,650)
5/31/2023	$10,000	$10,000
10/31/2023	$10,137	$10,033
10/31/2024	$11,796	$13,650

    *     The inception date is May 31, 2023. Shares of JUNW were listed on the NYSE Arca, Inc. on June 1, 2023.

AllianzIM U.S. Large Cap Buffer20 Jun ETF | JUNW

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Jun ETF - NAV	16.36%	12.35%
S&P 500® Price Return Index	36.04%	24.54%

    *     The inception date is May 31, 2023. Shares of JUNW were listed on the NYSE Arca, Inc. on June 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/junw/.

Key Fund Statistics

Total Net Assets (000s)	$52,344
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$668

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	104.6%
Time deposits	0.9%
Options written	(4.6)%
Net other assets and liabilities	(0.9)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 Jun ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JUNW 1024

AllianzIM U.S. Large Cap Buffer20 Jul ETF | JULW | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Jul ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Jul ETF	$81	0.74%

What affected Fund performance over the last year?

  The Fund returned 18.37% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from July 1, 2024 to June 30, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (June 30, 2020Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer20 Jul ETF - NAV ($14,079)	S&P 500® Price Return Index ($18,403)
6/30/2020	$10,000	$10,000
10/31/2020	$10,192	$10,547
10/31/2021	$11,024	$14,855
10/31/2022	$10,921	$12,489
10/31/2023	$11,894	$13,527
10/31/2024	$14,079	$18,403

    *     The inception date is June 30, 2020. Shares of JULW were listed on the NYSE Arca, Inc. on July 1, 2020.

AllianzIM U.S. Large Cap Buffer20 Jul ETF | JULW

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Jul ETF - NAV	18.37%	8.21%
S&P 500® Price Return Index	36.04%	15.10%

    *     The inception date is June 30, 2020. Shares of JULW were listed on the NYSE Arca, Inc. on July 1, 2020.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/julw/.

Key Fund Statistics

Total Net Assets (000s)	$199,632
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$1,575

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.5%
Time deposits	0.3%
Options written	(3.5)%
Net other assets and liabilities	(0.3)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JULW 1024

AllianzIM U.S. Large Cap Buffer20 Aug ETF | AUGW | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Aug ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Aug ETF	$81	0.74%

What affected Fund performance over the last year?

  The Fund returned 19.59% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from August 1, 2024 to July 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (July 31, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer20 Aug ETF - NAV ($11,502)	S&P 500® Price Return Index ($12,433)
7/31/2023	$10,000	$10,000
10/31/2023	$9,618	$9,139
10/31/2024	$11,502	$12,433

    *     The inception date is July 31, 2023. Shares of AUGW were listed on the NYSE Arca, Inc. on August 1, 2023.

AllianzIM U.S. Large Cap Buffer20 Aug ETF | AUGW

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Aug ETF - NAV	19.59%	11.83%
S&P 500® Price Return Index	36.04%	19.01%

    *     The inception date is July 31, 2023. Shares of AUGW were listed on the NYSE Arca, Inc. on August 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/augw/.

Key Fund Statistics

Total Net Assets (000s)	$349,363
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$1,337

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	104.0%
Time deposits	0.1%
Options written	(3.9)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 Aug ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

AUGW 1024

AllianzIM U.S. Large Cap Buffer20 Sep ETF | SEPW | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Sep ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Sep ETF	$80	0.74%

What affected Fund performance over the last year?

  The Fund returned 17.31% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from September 1, 2024 to August 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (August 31, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer20 Sep ETF - NAV ($11,362)	S&P 500® Price Return Index ($12,657)
8/31/2023	$10,000	$10,000
10/31/2023	$9,685	$9,304
10/31/2024	$11,362	$12,657

    *     The inception date is August 31, 2023. Shares of SEPW were listed on the NYSE Arca, Inc. on September 1, 2023.

AllianzIM U.S. Large Cap Buffer20 Sep ETF | SEPW

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Sep ETF - NAV	17.31%	11.56%
S&P 500® Price Return Index	36.04%	22.38%

    *     The inception date is August 31, 2023. Shares of SEPW were listed on the NYSE Arca, Inc. on September 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sepw/.

Key Fund Statistics

Total Net Assets (000s)	$264,159
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$544

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	104.0%
Time deposits	0.1%
Options written	(4.0)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 Sep ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SEPW 1024

AllianzIM U.S. Large Cap Buffer20 Oct ETF | OCTW | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Oct ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Oct ETF	$79	0.74%

What affected Fund performance over the last year?

  The Fund returned 13.51% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from October 1, 2024 to September 30, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (September 30, 2020Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer20 Oct ETF - NAV ($13,969)	S&P 500® Price Return Index ($16,965)
9/30/2020	$10,000	$10,000
10/31/2020	$9,745	$9,723
10/31/2021	$10,966	$13,694
10/31/2022	$10,984	$11,513
10/31/2023	$12,307	$12,470
10/31/2024	$13,969	$16,965

    *     The inception date is September 30, 2020. Shares of OCTW were listed on the NYSE Arca, Inc. on October 1, 2020.

AllianzIM U.S. Large Cap Buffer20 Oct ETF | OCTW

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Oct ETF - NAV	13.51%	8.53%
S&P 500® Price Return Index	36.04%	13.82%

    *     The inception date is September 30, 2020. Shares of OCTW were listed on the NYSE Arca, Inc. on October 1, 2020.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/octw/.

Key Fund Statistics

Total Net Assets (000s)	$310,814
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$1,069

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	104.0%
Time deposits	0.0%Footnote Reference*
Options written	(4.0)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

OCTW 1024

AllianzIM U.S. Large Cap Buffer20 Nov ETF | NVBW | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Nov ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Nov ETF	$79	0.74%

What affected Fund performance over the last year?

  The Fund returned 13.14% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s return aligns with the outcome that the Fund seeks to provide over its outcome period, which is from November 1, 2023 to October 31, 2024.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (October 31, 2022Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer20 Nov ETF - NAV ($12,162)	S&P 500® Price Return Index ($14,735)
10/31/2022	$10,000	$10,000
10/31/2023	$10,749	$10,831
10/31/2024	$12,162	$14,735

    *     The inception date is October 31, 2022. Shares of NVBW were listed on the NYSE Arca, Inc. on November 1, 2022.

AllianzIM U.S. Large Cap Buffer20 Nov ETF | NVBW

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Nov ETF - NAV	13.14%	10.28%
S&P 500® Price Return Index	36.04%	21.39%

    *     The inception date is October 31, 2022. Shares of NVBW were listed on the NYSE Arca, Inc. on November 1, 2022.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/nvbw/.

Key Fund Statistics

Total Net Assets (000s)	$31,156
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$240

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	104.1%
Time deposits	0.6%
Options written	(4.4)%
Net other assets and liabilities	(0.3)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 Nov ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

NVBW 1024

AllianzIM U.S. Large Cap Buffer20 Dec ETF | DECW | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Dec ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Dec ETF	$81	0.74%

What affected Fund performance over the last year?

  The Fund returned 20.18% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from December 1, 2023 to November 30, 2024.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (November 30, 2022Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap Buffer20 Dec ETF - NAV ($12,335)	S&P 500® Price Return Index ($13,984)
11/30/2022	$10,000	$10,000
10/31/2023	$10,264	$10,279
10/31/2024	$12,335	$13,984

    *     The inception date is November 30, 2022. Shares of DECW were listed on the NYSE Arca, Inc. on December 1, 2022.

AllianzIM U.S. Large Cap Buffer20 Dec ETF | DECW

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Dec ETF - NAV	20.18%	11.56%
S&P 500® Price Return Index	36.04%	19.10%

    *     The inception date is November 30, 2022. Shares of DECW were listed on the NYSE Arca, Inc. on December 1, 2022.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/decw/.

Key Fund Statistics

Total Net Assets (000s)	$70,800
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$629

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	111.9%
Time deposits	0.7%
Options written	(11.8)%
Net other assets and liabilities	(0.8)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 Dec ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

DECW 1024

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | ARLU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF (the “Fund”) for the period of March 28, 2024Footnote Reference* to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is March 28, 2024. Shares of ARLU were listed on the Cboe BZX Exchange, Inc. on April 1, 2024.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	$45Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

What affected Fund performance over the last year?

  Since its inception date of March 28, 2024, the Fund has returned 6.79% while the S&P 500® Price Return Index has returned 8.59%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from April 1, 2024 to March 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns since the inception of the Fund.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (March 28, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF - NAV ($10,679)	S&P 500® Price Return Index ($10,859)
3/28/2024	$10,000	$10,000
10/31/2024	$10,679	$10,859

    *     The inception date is March 28, 2024. Shares of ARLU were listed on the Cboe BZX Exchange, Inc. on April 1, 2024.

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | ARLU

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF - NAV	6.79%
S&P 500® Price Return Index	8.59%

    *     The inception date is March 28, 2024. Shares of ARLU were listed on the Cboe BZX Exchange, Inc. on April 1, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/arlu/.

Key Fund Statistics

Total Net Assets (000s)	$24,696
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$92

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	100.7%
Time deposits	0.3%
Options written	(0.7)%
Net other assets and liabilities	(0.3)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

ARLU 1024

AllianzIM U.S. Equity Buffer15 Uncapped May ETF | MAYU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped May ETF (the “Fund”) for the period of April 30, 2024Footnote Reference* to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is April 30, 2024. Shares of MAYU were listed on the Cboe BZX Exchange, Inc. on May 1, 2024.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	$39Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

What affected Fund performance over the last year?

  Since its inception date of April 30, 2024, the Fund has returned 11.09% while the S&P 500® Price Return Index has returned 13.30%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from May 1, 2024 to April 30, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns since the inception of the Fund.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (April 30, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer15 Uncapped May ETF - NAV ($11,109)	S&P 500® Price Return Index ($11,330)
4/30/2024	$10,000	$10,000
10/31/2024	$11,109	$11,330

    *     The inception date is April 30, 2024. Shares of MAYU were listed on the Cboe BZX Exchange, Inc. on May 1, 2024.

AllianzIM U.S. Equity Buffer15 Uncapped May ETF | MAYU

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped May ETF - NAV	11.09%
S&P 500® Price Return Index	13.30%

    *     The inception date is April 30, 2024. Shares of MAYU were listed on the Cboe BZX Exchange, Inc. on May 1, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/mayu/.

Key Fund Statistics

Total Net Assets (000s)	$15,275
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$52

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	100.7%
Time deposits	0.3%
Options written	(0.6)%
Net other assets and liabilities	(0.4)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped May ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MAYU 1024

AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF | JNEU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF (the “Fund”) for the period of May 31, 2024Footnote Reference* to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is May 31, 2024. Shares of JNEU were listed on the Cboe BZX Exchange, Inc. on June 3, 2024.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	$32Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

Key Fund Statistics

Total Net Assets (000s)	$13,987
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$41

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	100.9%
Time deposits	0.3%
Options written	(0.9)%
Net other assets and liabilities	(0.3)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JNEU 1024

AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | JULU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF (the “Fund”) for the period of June 28, 2024Footnote Reference* to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is June 28, 2024. Shares of JULU were listed on the Cboe BZX Exchange, Inc. on July 1, 2024.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	$26Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

Key Fund Statistics

Total Net Assets (000s)	$43,461
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$86

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.3%
Time deposits	0.1%
Options written	(1.2)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JULU 1024

AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF | AUGU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF (the “Fund”) for the period of July 31, 2024Footnote Reference* to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is July 31, 2024. Shares of AUGU were listed on the Cboe BZX Exchange, Inc. on August 1, 2024.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	$19Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

Key Fund Statistics

Total Net Assets (000s)	$25,668
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$41

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.6%
Time deposits	0.1%
Options written	(1.5)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

AUGU 1024

AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF | SEPU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF (the “Fund”) for the period of August 30, 2024Footnote Reference* to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is August 30, 2024. Shares of SEPU were listed on the Cboe BZX Exchange, Inc. on September 2, 2024.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	$13Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

Key Fund Statistics

Total Net Assets (000s)	$22,734
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$21

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.8%
Time deposits	0.0%Footnote Reference*
Options written	(1.8)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SEPU 1024

AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF | OCTU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF (the “Fund”) for the period of September 30, 2024Footnote Reference* to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is September 30, 2024. Shares of OCTU were listed on the Cboe BZX Exchange, Inc. on October 1, 2024.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	$6Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

Key Fund Statistics

Total Net Assets (000s)	$21,087
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$9

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	102.2%
Time deposits	0.0%Footnote Reference*
Options written	(2.2)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

OCTU 1024

AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF | NVBU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF (the “Fund”) for the period of October 31, 2024Footnote Reference* to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is October 31, 2024. Shares of NVBU were listed on the Cboe BZX Exchange, Inc. on November 1, 2024.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETFFootnote Reference*	$-	-%
Footnote	Description
Footnote*	The Fund commenced operations on October 31, 2024. There were no expenses accrued for the Fund for the one-day period ended October 31, 2024. Accordingly, no information is presented for the Fund in the table above.

Key Fund Statistics

Total Net Assets (000s)	$4,999
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.5%
Options written	(2.2)%
Net other assets and liabilities	0.7%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

NVBU 1024

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF | SIXJ | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	$82	0.74%

What affected Fund performance over the last year?

  The Fund returned 20.53% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from July 1, 2024 to December 31, 2024.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (December 31, 2021Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF - NAV ($11,751)	S&P 500® Price Return Index ($11,971)
12/31/2021	$10,000	$10,000
10/31/2022	$9,160	$8,124
10/31/2023	$9,749	$8,799
10/31/2024	$11,751	$11,971

    *     The inception date is December 31, 2021. Shares of SIXJ were listed on the NYSE Arca, Inc. on January 3, 2022.

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF | SIXJ

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF - NAV	20.53%	5.86%
S&P 500® Price Return Index	36.04%	6.55%

    *     The inception date is December 31, 2021. Shares of SIXJ were listed on the NYSE Arca, Inc. on January 3, 2022.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixj/.

Key Fund Statistics

Total Net Assets (000s)	$255,588
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$1,124

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.6%
Time deposits	0.5%
Options written	(1.9)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXJ 1024

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF | SIXF | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF (the “Fund”) for the period of January 31, 2024Footnote Reference* to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is January 31, 2024. Shares of SIXF were listed on the NYSE Arca, Inc. on February 1, 2024.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	$58Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

What affected Fund performance over the last year?

  Since its inception date of January 31, 2024, the Fund has returned 10.04% while the S&P 500® Price Return Index has returned 17.74%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from August 1, 2024 to January 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns since the inception of the Fund.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (January 31, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF - NAV ($11,004)	S&P 500® Price Return Index ($11,774)
1/31/2024	$10,000	$10,000
10/31/2024	$11,004	$11,774

    *     The inception date is January 31, 2024. Shares of SIXF were listed on the NYSE Arca, Inc. on February 1, 2024.

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF | SIXF

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	Since Inception*
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF - NAV	10.04%
S&P 500® Price Return Index	17.74%

    *     The inception date is January 31, 2024. Shares of SIXF were listed on the NYSE Arca, Inc. on February 1, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixf/.

Key Fund Statistics

Total Net Assets (000s)	$17,882
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$128

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.9%
Time deposits	0.6%
Options written	(2.4)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXF 1024

AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF | SIXP | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF (the “Fund”) for the period of February 29, 2024Footnote Reference* to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is February 29, 2024. Shares of SIXP were listed on the NYSE Arca, Inc. on March 1, 2024.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	$52Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

What affected Fund performance over the last year?

  Since its inception date of February 29, 2024, the Fund has returned 8.65% while the S&P 500® Price Return Index has returned 11.95%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from September 1, 2024 to February 28, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns since the inception of the Fund.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (February 29, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF - NAV ($10,865)	S&P 500® Price Return Index ($11,195)
2/29/2024	$10,000	$10,000
10/31/2024	$10,865	$11,195

    *     The inception date is February 29, 2024. Shares of SIXP were listed on the NYSE Arca, Inc. on March 1, 2024.

AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF | SIXP

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	Since Inception*
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF - NAV	8.65%
S&P 500® Price Return Index	11.95%

    *     The inception date is February 29, 2024. Shares of SIXP were listed on the NYSE Arca, Inc. on March 1, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixp/.

Key Fund Statistics

Total Net Assets (000s)	$42,780
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$191

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	102.0%
Time deposits	0.4%
Options written	(2.5)%
Net other assets and liabilities	0.1%
Total	100.0%

AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXP 1024

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF | SIXO | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	$80	0.74%

What affected Fund performance over the last year?

  The Fund returned 17.28% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from October 1, 2024 to March 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (September 30, 2021Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF - NAV ($12,663)	S&P 500® Price Return Index ($13,245)
9/30/2021	$10,000	$10,000
10/31/2021	$10,277	$10,691
10/31/2022	$9,691	$8,989
10/31/2023	$10,797	$9,736
10/31/2024	$12,663	$13,245

    *     The inception date is September 30, 2021. Shares of SIXO were listed on the NYSE Arca, Inc. on October 1, 2021.

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF | SIXO

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF - NAV	17.28%	7.95%
S&P 500® Price Return Index	36.04%	9.54%

    *     The inception date is September 30, 2021. Shares of SIXO were listed on the NYSE Arca, Inc. on October 1, 2021.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixo/.

Key Fund Statistics

Total Net Assets (000s)	$293,619
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$631

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	102.4%
Time deposits	0.4%
Options written	(2.7)%
Net other assets and liabilities	(0.1)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at

www.allianzim.com/regulatory-documents/ or upon request at 877-429-3837 (877-4AZ-ETFS).

The Fund’s classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXO 1024

AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF | SIXZ | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF (the “Fund”) for the period of April 30, 2024Footnote Reference* to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is April 30, 2024. Shares of SIXZ were listed on the NYSE Arca, Inc. on May 1, 2024.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	$39Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

What affected Fund performance over the last year?

  Since its inception date of April 30, 2024, the Fund has returned 7.87% while the S&P 500® Price Return Index has returned 13.30%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from May 1, 2024 to October 31, 2024.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns since the inception of the Fund.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (April 30, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF - NAV ($10,787)	S&P 500® Price Return Index ($11,330)
4/30/2024	$10,000	$10,000
10/31/2024	$10,787	$11,330

    *     The inception date is April 30, 2024. Shares of SIXZ were listed on the NYSE Arca, Inc. on May 1, 2024.

AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF | SIXZ

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	Since Inception*
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF - NAV	7.87%
S&P 500® Price Return Index	13.30%

    *     The inception date is April 30, 2024. Shares of SIXZ were listed on the NYSE Arca, Inc. on May 1, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixz/.

Key Fund Statistics

Total Net Assets (000s)	$8,088
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$28

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	102.4%
Time deposits	0.2%
Options written	(3.3)%
Net other assets and liabilities	0.7%
Total	100.0%

AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXZ 1024

AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF | SIXD | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF (the “Fund”) for the period of May 31, 2024Footnote Reference* to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is May 31, 2024. Shares of SIXD were listed on the NYSE Arca, Inc. on June 1, 2024.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	$32Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

Key Fund Statistics

Total Net Assets (000s)	$17,768
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$430

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	102.3%
Time deposits	2.8%
Options written	(2.7)%
Net other assets and liabilities	(2.4)%
Total	100.0%

AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXD 1024

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | FLJJ | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF (the “Fund”) for the period of January 31, 2024Footnote Reference* to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is January 31, 2024. Shares of FLJJ were listed on the NYSE Arca, Inc. on February 1, 2024.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	$59Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

What affected Fund performance over the last year?

  Since its inception date of January 31, 2024, the Fund has returned 11.18% while the S&P 500® Price Return Index has returned 17.74%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from July 1, 2024 to December 31, 2024.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns since the inception of the Fund.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (January 31, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF - NAV ($11,118)	S&P 500® Price Return Index ($11,774)
1/31/2024	$10,000	$10,000
10/31/2024	$11,118	$11,774

    *     The inception date is January 31, 2024. Shares of FLJJ were listed on the NYSE Arca, Inc. on February 1, 2024.

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | FLJJ

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	Since Inception*
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF - NAV	11.18%
S&P 500® Price Return Index	17.74%

    *     The inception date is January 31, 2024. Shares of FLJJ were listed on the NYSE Arca, Inc. on February 1, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/fljj/.

Key Fund Statistics

Total Net Assets (000s)	$10,423
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$69

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	100.8%
Time deposits	0.6%
Options written	(1.2)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

FLJJ 1024

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | FLAO | NYSE Arca

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF (the “Fund”) for the period of March 28, 2024Footnote Reference* to October 31, 2024. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is March 28, 2024. Shares of FLAO were listed on the NYSE Arca, Inc. on April 1, 2024.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	$46Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

What affected Fund performance over the last year?

  Since its inception date of March 28, 2024, the Fund has returned 8.17% while the S&P 500® Price Return Index has returned 8.59%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from October 1, 2024 to March 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns since the inception of the Fund.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (March 28, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF - NAV ($10,817)	S&P 500® Price Return Index ($10,859)
3/28/2024	$10,000	$10,000
10/31/2024	$10,817	$10,859

    *     The inception date is March 28, 2024. Shares of FLAO were listed on the NYSE Arca, Inc. on April 1, 2024.

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | FLAO

Annual Shareholder Report - October 31, 2024

Average Annual Total Returns (%)

Name	Since Inception*
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF - NAV	8.17%
S&P 500® Price Return Index	8.59%

    *     The inception date is March 28, 2024. Shares of FLAO were listed on the NYSE Arca, Inc. on April 1, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/flao/.

Key Fund Statistics

Total Net Assets (000s)	$14,197
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$182

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.1%
Time deposits	0.4%
Options written	(1.4)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF

Annual Shareholder Report - October 31, 2024

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

FLAO 1024

Item 2. Code of Ethics.
As of the period ended October 31, 2024 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Periods, there have been no changes to, amendments to or waivers from, any provision of the code of ethics.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the Registrant has determined that Tamara Lynn Fagely possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Fagely as the Registrant’s audit committee financial expert. Ms. Fagely is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The following fees paid to Cohen & Company, Ltd., the Registrant’s principal accounting firm, for services rendered for the fiscal years ended October 31, 2024, and October 31, 2023.
(a)	Audit Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $341,000 for October 31, 2024, and $222,500 for October 31, 2023.
(b)	Audit Related Fees
The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for October 31, 2024, and $0 for October 31, 2023.
(c)	Tax Fees
The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $140,000 for October 31, 2024, and $91,000 for October 31, 2023. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.
(d)	All Other Fees
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0 for October 31, 2024, and $2,000 for October 31, 2023.
(e)(1)
Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)
The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 100%; Tax Fees were 100%; and Other Fees were 100%.

(f)	Not applicable.
(g)
The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $0 for the fiscal year ended October 31, 2024, and $2,000 for the fiscal year ended October 31, 2023.

(h)
The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 105.0%
Options on ETF – 105.0%
SPDR S&P 500 ETF Trust	December 2024	$3.52	835	$293,920	$ 47,100,605
Total Options Purchased – Calls (Cost $41,621,626)				293,920	47,100,605
OPTION PURCHASED - PUTS(b)(c) – 0.4%
Options on ETF – 0.4%
SPDR S&P 500 ETF Trust	December 2024	475.26	835	39,684,210	169,063
Total Options Purchased – Puts (Cost $1,985,905)				39,684,210	169,063
				Principal
SHORT-TERM INVESTMENTS – 1.0%
Time Deposits – 1.0%
Citibank, New York, 4.180%, 11/01/24(d)				$457,997	457,997
Total Short-Term Investments (Cost $457,997)					457,997
Total Investments – 106.4% (Cost $44,065,528)					47,727,665
Other assets less liabilities – (6.4)%					(2,859,560)
Net Assets – 100.0%					$ 44,868,105

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	835	$ 555.64	December 2024	$ 341,228	$ 46,395,940	$ (2,246,677)
				$ 341,228	$ 46,395,940	$ (2,246,677)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	835	$ 427.78	December 2024	$ 551,186	$ 35,719,630	$(90,714)
				$ 551,186	$ 35,719,630	$(90,714)
TOTAL OPTIONS WRITTEN				$ 892,414	$82,115,570	$ (2,337,391)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

1

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Feb ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 104.5%
Options on ETF – 104.5%
SPDR S&P 500 ETF Trust	January 2025	$3.57	473	$168,861	$ 26,685,652
Total Options Purchased – Calls (Cost $23,248,434)				168,861	26,685,652
OPTION PURCHASED - PUTS(b)(c) – 0.6%
Options on ETF – 0.6%
SPDR S&P 500 ETF Trust	January 2025	482.83	473	22,837,859	164,897
Total Options Purchased – Puts (Cost $1,025,866)				22,837,859	164,897
				Principal
SHORT-TERM INVESTMENTS – 1.2%
Time Deposits – 1.2%
Sumitomo Mitsui Trust Bank Ltd., London, 4.180%, 11/01/24(d)				$299,072	299,072
Total Short-Term Investments (Cost $299,072)					299,072
Total Investments – 106.3% (Cost $24,573,372)					27,149,621
Other assets less liabilities – (6.3)%					(1,608,889)
Net Assets – 100.0%					$ 25,540,732

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	473	$ 564.97	January 2025	$ 233,260	$ 26,723,081	$ (1,175,910)
				$ 233,260	$ 26,723,081	$ (1,175,910)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	473	$ 434.59	January 2025	$ 409,158	$ 20,556,107	$(101,686)
				$ 409,158	$ 20,556,107	$(101,686)
TOTAL OPTIONS WRITTEN				$ 642,418	$ 47,279,188	$ (1,277,596)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

2

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Mar ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 101.5%
Options on ETF – 101.5%
SPDR S&P 500 ETF Trust	February 2025	$3.76	590	$221,840	$ 33,301,559
Total Options Purchased – Calls (Cost $30,293,773)				221,840	33,301,559
OPTION PURCHASED - PUTS(b)(c) – 1.2%
Options on ETF – 1.2%
SPDR S&P 500 ETF Trust	February 2025	508.03	590	29,973,770	390,339
Total Options Purchased – Puts (Cost $1,274,618)				29,973,770	390,339
				Principal
SHORT-TERM INVESTMENTS – 1.0%
Time Deposits – 1.0%
Canadian Imperial Bank of Commerce, Toronto, 4.180%, 11/01/24(d)				$330,819	330,819
Total Short-Term Investments (Cost $330,819)					330,819
Total Investments – 103.7% (Cost $31,899,210)					34,022,717
Other assets less liabilities – (3.7)%					(1,206,122)
Net Assets – 100.0%					$ 32,816,595

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	590	$ 596.44	February 2025	$ 323,819	$ 35,189,960	$ (629,648)
				$ 323,819	$ 35,189,960	$ (629,648)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	590	$ 457.27	February 2025	$ 521,821	$ 26,978,930	$ (196,093)
				$ 521,821	$ 26,978,930	$ (196,093)
TOTAL OPTIONS WRITTEN				$ 845,640	$ 62,168,890	$ (825,741)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

3

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.2%
Options on ETF – 100.2%
SPDR S&P 500 ETF Trust	March 2025	$3.87	853	$330,111	$ 48,041,148
Total Options Purchased – Calls (Cost $43,981,580)				330,111	48,041,148
OPTION PURCHASED - PUTS(b)(c) – 1.8%
Options on ETF – 1.8%
SPDR S&P 500 ETF Trust	March 2025	523.02	853	44,613,606	855,721
Total Options Purchased – Puts (Cost $2,084,826)				44,613,606	855,721
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Mitsui Trust Bank Ltd., London, 4.180%, 11/01/24(d)				$334,128	334,128
Total Short-Term Investments (Cost $334,128)					334,128
Total Investments – 102.7% (Cost $46,400,534)					49,230,997
Other assets less liabilities – (2.7)%					(1,303,092)
Net Assets – 100.0%					$ 47,927,905

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	853	$ 617.33	March 2025	$ 317,817	$ 52,658,249	$ (512,798)
				$ 317,817	$ 52,658,249	$ (512,798)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	853	$ 470.76	March 2025	$867,071	$ 40,155,828	$ (426,867)
				$867,071	$ 40,155,828	$ (426,867)
TOTAL OPTIONS WRITTEN				$ 1,184,888	$ 92,814,077	$ (939,665)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

4

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 May ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 103.2%
Options on ETF – 103.2%
SPDR S&P 500 ETF Trust	April 2025	$3.71	312	$115,752	$ 17,579,192
Total Options Purchased – Calls (Cost $17,200,514)				115,752	17,579,192
OPTION PURCHASED - PUTS(b)(c) – 1.6%
Options on ETF – 1.6%
SPDR S&P 500 ETF Trust	April 2025	501.93	312	15,660,216	269,350
Total Options Purchased – Puts (Cost $645,237)				15,660,216	269,350
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Bank of Nova Scotia, Toronto, 4.180%, 11/01/24(d)				$13,369	13,369
Total Short-Term Investments (Cost $13,369)					13,369
Total Investments – 104.9% (Cost $17,859,120)					17,861,911
Other assets less liabilities – (4.9)%					(824,284)
Net Assets – 100.0%					$ 17,037,627

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	312	$ 589.78	April 2025	$ 223,717	$ 18,401,136	$ (615,510)
				$ 223,717	$ 18,401,136	$ (615,510)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	312	$ 451.78	April 2025	$ 163,223	$ 14,095,536	$ (144,824)
				$ 163,223	$ 14,095,536	$ (144,824)
TOTAL OPTIONS WRITTEN				$ 386,940	$ 32,496,672	$ (760,334)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

5

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jun ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 101.1%
Options on ETF – 101.1%
SPDR S&P 500 ETF Trust	May 2025	$3.90	283	$110,370	$ 15,943,946
Total Options Purchased – Calls (Cost $15,176,365)				110,370	15,943,946
OPTION PURCHASED - PUTS(b)(c) – 2.3%
Options on ETF – 2.3%
SPDR S&P 500 ETF Trust	May 2025	527.32	283	14,923,156	372,230
Total Options Purchased – Puts (Cost $584,756)				14,923,156	372,230
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Sumitomo Mitsui Trust Bank Ltd., London, 4.180%, 11/01/24(d)				$72,360	72,360
Total Short-Term Investments (Cost $72,360)					72,360
Total Investments – 103.9% (Cost $15,833,481)					16,388,536
Other assets less liabilities – (3.9)%					(618,087)
Net Assets – 100.0%					$ 15,770,449

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	283	$ 612.65	May 2025	$ 195,010	$ 17,337,995	$ (346,584)
				$ 195,010	$ 17,337,995	$ (346,584)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	283	$ 474.63	May 2025	$ 239,662	$ 13,432,029	$ (195,635)
				$ 239,662	$ 13,432,029	$ (195,635)
TOTAL OPTIONS WRITTEN				$ 434,672	$ 30,770,024	$ (542,219)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

6

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.9%
Options on ETF – 99.9%
SPDR S&P 500 ETF Trust	June 2025	$4.03	1,094	$440,882	$ 61,481,991
Total Options Purchased – Calls (Cost $58,962,897)				440,882	61,481,991
OPTION PURCHASED - PUTS(b)(c) – 3.2%
Options on ETF – 3.2%
SPDR S&P 500 ETF Trust	June 2025	544.17	1,094	59,532,198	1,963,161
Total Options Purchased – Puts (Cost $2,479,825)				59,532,198	1,963,161
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Sumitomo Mitsui Trust Bank Ltd., London, 4.180%, 11/01/24(d)				$143,463	143,463
Total Short-Term Investments (Cost $143,463)					143,463
Total Investments – 103.3% (Cost $61,586,185)					63,588,615
Other assets less liabilities – (3.3)%					(2,001,804)
Net Assets – 100.0%					$61,586,811

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,094	$ 635.98	June 2025	$607,204	$69,576,212	$(748,591)
				$607,204	$69,576,212	$(748,591)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,094	$ 489.80	June 2025	$ 1,170,550	$53,584,120	$ (1,039,891)
				$ 1,170,550	$53,584,120	$ (1,039,891)
TOTAL OPTIONS WRITTEN				$ 1,777,754	$ 123,160,332	$ (1,788,482)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

7

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Aug ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.8%
Options on ETF – 99.8%
SPDR S&P 500 ETF Trust	July 2025	$4.08	2,195	$895,560	$ 123,431,874
Total Options Purchased – Calls (Cost $118,001,009)				895,560	123,431,874
OPTION PURCHASED - PUTS(b)(c) – 3.7%
Options on ETF – 3.7%
SPDR S&P 500 ETF Trust	July 2025	550.75	2,195	120,889,625	4,532,126
Total Options Purchased – Puts (Cost $6,375,796)				120,889,625	4,532,126
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Skandinaviska Enskilda Banken AB, Stockholm, 4.180%, 11/01/24(d)				$271,331	271,331
Total Short-Term Investments (Cost $271,331)					271,331
Total Investments – 103.7% (Cost $124,648,136)					128,235,331
Other assets less liabilities – (3.7)%					(4,532,068)
Net Assets – 100.0%					$ 123,703,263

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,195	$ 638.77	July 2025	$ 1,307,696	$ 140,210,015	$ (1,758,875)
				$ 1,307,696	$ 140,210,015	$ (1,758,875)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,195	$ 495.73	July 2025	$ 3,065,929	$ 108,812,735	$ (2,460,573)
				$ 3,065,929	$ 108,812,735	$ (2,460,573)
TOTAL OPTIONS WRITTEN				$ 4,373,625	$ 249,022,750	$ (4,219,448)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

8

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Sep ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.3%
Options on ETF – 99.3%
SPDR S&P 500 ETF Trust	August 2025	$4.17	1,652	$688,884	$ 92,744,932
Total Options Purchased – Calls (Cost $90,714,119)				688,884	92,744,932
OPTION PURCHASED - PUTS(b)(c) – 4.5%
Options on ETF – 4.5%
SPDR S&P 500 ETF Trust	August 2025	563.62	1,652	93,110,024	4,181,212
Total Options Purchased – Puts (Cost $4,831,926)				93,110,024	4,181,212
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Corporation, Tokyo, 4.180%, 11/01/24(d)				$104,543	104,543
Total Short-Term Investments (Cost $104,543)					104,543
Total Investments – 103.9% (Cost $95,650,588)					97,030,687
Other assets less liabilities – (3.9)%					(3,679,698)
Net Assets – 100.0%					$ 93,350,989

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,652	$ 645.58	August 2025	$ 1,022,688	$ 106,649,816	$ (1,298,472)
				$ 1,022,688	$ 106,649,816	$ (1,298,472)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,652	$ 507.31	August 2025	$ 2,606,844	$83,807,612	$ (2,291,324)
				$ 2,606,844	$83,807,612	$ (2,291,324)
TOTAL OPTIONS WRITTEN				$ 3,629,532	$ 190,457,428	$ (3,589,796)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

9

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 98.9%
Options on ETF – 98.9%
SPDR S&P 500 ETF Trust	September 2025	$4.25	2,337	$993,225	$131,117,315
Total Options Purchased – Calls (Cost $131,163,898)				993,225	131,117,315
OPTION PURCHASED - PUTS(b)(c) – 5.2%
Options on ETF – 5.2%
SPDR S&P 500 ETF Trust	September 2025	573.70	2,337	134,073,690	6,848,766
Total Options Purchased – Puts (Cost $7,092,036)				134,073,690	6,848,766
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 4.180%, 11/01/24(d)				$76,164	76,164
Total Short-Term Investments (Cost $76,164)					76,164
Total Investments – 104.2% (Cost $138,332,098)					138,042,245
Other assets less liabilities – (4.2)%					(5,554,995)
Net Assets – 100.0%					$ 132,487,250

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,337	$ 655.81	September 2025	$ 1,696,105	$ 153,262,797	$ (1,641,813)
				$ 1,696,105	$ 153,262,797	$ (1,641,813)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,337	$ 516.38	September 2025	$ 3,971,266	$ 120,678,006	$ (3,836,653)
				$ 3,971,266	$ 120,678,006	$ (3,836,653)
TOTAL OPTIONS WRITTEN				$ 5,667,371	$ 273,940,803	$ (5,478,466)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

10

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Nov ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.0%
Options on ETF – 99.0%
SPDR S&P 500 ETF Trust	October 2025	$4.21	479	$201,659	$ 26,838,849
Total Options Purchased – Calls (Cost $26,840,693)				201,659	26,838,849
OPTION PURCHASED - PUTS(b)(c) – 5.1%
Options on ETF – 5.1%
SPDR S&P 500 ETF Trust	October 2025	568.58	479	27,234,982	1,396,285
Total Options Purchased – Puts (Cost $1,398,129)				27,234,982	1,396,285
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Royal Bank of Canada, Toronto, 4.180%, 11/01/24(d)				$52,193	52,193
Total Short-Term Investments (Cost $52,193)					52,193
Total Investments – 104.3% (Cost $28,291,015)					28,287,327
Other assets less liabilities – (4.3)%					(1,165,281)
Net Assets – 100.0%					$ 27,122,046

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	479	$ 656.04	October 2025	$403,390	$ 31,424,316	$(405,234)
				$403,390	$ 31,424,316	$(405,234)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	479	$ 511.78	October 2025	$791,859	$ 24,514,262	$(793,703)
				$791,859	$ 24,514,262	$(793,703)
TOTAL OPTIONS WRITTEN				$ 1,195,249	$ 55,938,578	$ (1,198,937)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

11

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Dec ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 107.0%
Options on ETF – 107.0%
SPDR S&P 500 ETF Trust	November 2024	$3.38	318	$107,484	$ 17,993,303
Total Options Purchased – Calls (Cost $17,625,739)				107,484	17,993,303
OPTION PURCHASED - PUTS(b)(c) – 0.1%
Options on ETF – 0.1%
SPDR S&P 500 ETF Trust	November 2024	456.35	318	14,511,930	21,452
Total Options Purchased – Puts (Cost $687,368)				14,511,930	21,452
				Principal
SHORT-TERM INVESTMENTS – 1.3%
Time Deposits – 1.3%
Sumitomo Mitsui Trust Bank Ltd., London, 4.180%, 11/01/24(d)				$218,187	218,187
Total Short-Term Investments (Cost $218,187)					218,187
Total Investments – 108.4% (Cost $18,531,294)					18,232,942
Other assets less liabilities – (8.4)%					(1,416,891)
Net Assets – 100.0%					$ 16,816,051

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	318	$ 538.32	November 2024	$ 116,531	$ 17,118,576	$ (1,173,127)
				$ 116,531	$ 17,118,576	$ (1,173,127)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	318	$ 410.76	November 2024	$31,530	$ 13,062,168	$(13,350)
				$31,530	$ 13,062,168	$(13,350)
TOTAL OPTIONS WRITTEN				$ 148,061	$ 30,180,744	$ (1,186,477)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

12

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 108.7%
Options on ETF – 108.7%
SPDR S&P 500 ETF Trust	December 2024	$3.56	3,842	$1,367,752	$ 216,704,015
Total Options Purchased – Calls (Cost $193,348,074)				1,367,752	216,704,015
OPTION PURCHASED - PUTS(b)(c) – 0.4%
Options on ETF – 0.4%
SPDR S&P 500 ETF Trust	December 2024	475.36	3,842	182,633,312	779,081
Total Options Purchased – Puts (Cost $9,171,171)				182,633,312	779,081
				Principal
SHORT-TERM INVESTMENTS – 0.9%
Time Deposits – 0.9%
Sumitomo Corporation, Tokyo, 4.180%, 11/01/24(d)				$1,699,132	1,699,132
Total Short-Term Investments (Cost $1,699,132)					1,699,132
Total Investments – 110.0% (Cost $204,218,377)					219,182,228
Other assets less liabilities – (10.0)%					(19,841,796)
Net Assets – 100.0%					$ 199,340,432

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,842	$ 531.92	December 2024	$ 3,581,396	$ 204,363,664	$ (17,687,877)
				$ 3,581,396	$ 204,363,664	$ (17,687,877)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,842	$ 380.25	December 2024	$ 1,245,384	$ 146,092,050	$(259,104)
				$ 1,245,384	$ 146,092,050	$(259,104)
TOTAL OPTIONS WRITTEN				$ 4,826,780	$ 350,455,714	$ (17,946,981)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

13

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Feb ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 107.8%
Options on ETF – 107.8%
SPDR S&P 500 ETF Trust	January 2025	$3.62	1,266	$458,292	$ 71,418,782
Total Options Purchased – Calls (Cost $62,645,574)				458,292	71,418,782
OPTION PURCHASED - PUTS(b)(c) – 0.7%
Options on ETF – 0.7%
SPDR S&P 500 ETF Trust	January 2025	482.93	1,266	61,138,938	441,796
Total Options Purchased – Puts (Cost $2,671,566)				61,138,938	441,796
				Principal
SHORT-TERM INVESTMENTS – 1.1%
Time Deposits – 1.1%
Citibank, New York, 4.180%, 11/01/24(d)				$744,138	744,138
Total Short-Term Investments (Cost $744,138)					744,138
Total Investments – 109.6% (Cost $66,061,278)					72,604,716
Other assets less liabilities – (9.6)%					(6,389,157)
Net Assets – 100.0%					$ 66,215,559

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,266	$ 540.44	January 2025	$1,406,024	$68,419,704	$ (5,483,843)
				$1,406,024	$68,419,704	$ (5,483,843)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,266	$ 386.30	January 2025	$561,813	$48,905,580	$(160,010)
				$561,813	$48,905,580	$(160,010)
TOTAL OPTIONS WRITTEN				$ 1,967,837	$ 117,325,284	$ (5,643,853)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

14

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Mar ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 103.7%
Options on ETF – 103.7%
SPDR S&P 500 ETF Trust	February 2025	$3.81	1,300	$495,300	$ 73,369,932
Total Options Purchased – Calls (Cost $66,135,880)				495,300	73,369,932
OPTION PURCHASED - PUTS(b)(c) – 1.2%
Options on ETF – 1.2%
SPDR S&P 500 ETF Trust	February 2025	508.13	1,300	66,056,900	861,328
Total Options Purchased – Puts (Cost $2,850,489)				66,056,900	861,328
				Principal
SHORT-TERM INVESTMENTS – 1.0%
Time Deposits – 1.0%
Citibank, New York, 4.180%, 11/01/24(d)				$724,619	724,619
Total Short-Term Investments (Cost $724,619)					724,619
Total Investments – 105.9% (Cost $69,710,988)					74,955,879
Other assets less liabilities – (5.9)%					(4,163,338)
Net Assets – 100.0%					$ 70,792,541

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,300	$ 572.25	February 2025	$ 1,356,884	$74,392,500	$ (3,094,559)
				$ 1,356,884	$74,392,500	$ (3,094,559)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,300	$ 406.46	February 2025	$665,371	$52,839,800	$(245,362)
				$665,371	$52,839,800	$(245,362)
TOTAL OPTIONS WRITTEN				$ 2,022,255	$ 127,232,300	$ (3,339,921)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

15

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 101.5%
Options on ETF – 101.5%
SPDR S&P 500 ETF Trust	March 2025	$3.92	3,178	$1,245,776	$ 178,970,087
Total Options Purchased – Calls (Cost $163,412,508)				1,245,776	178,970,087
OPTION PURCHASED - PUTS(b)(c) – 1.8%
Options on ETF – 1.8%
SPDR S&P 500 ETF Trust	March 2025	523.12	3,178	166,247,536	3,192,587
Total Options Purchased – Puts (Cost $7,716,290)				166,247,536	3,192,587
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Citibank, New York, 4.180%, 11/01/24(d)				$1,019,237	1,019,237
Total Short-Term Investments (Cost $1,019,237)					1,019,237
Total Investments – 103.9% (Cost $172,148,035)					183,181,911
Other assets less liabilities – (3.9)%					(6,891,481)
Net Assets – 100.0%					$ 176,290,430

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,178	$ 591.80	March 2025	$ 3,165,728	$ 188,074,040	$ (4,913,410)
				$ 3,165,728	$ 188,074,040	$ (4,913,410)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,178	$ 418.46	March 2025	$ 1,915,073	$ 132,986,588	$(867,436)
				$ 1,915,073	$ 132,986,588	$(867,436)
TOTAL OPTIONS WRITTEN				$ 5,080,801	$ 321,060,628	$ (5,780,846)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

16

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 May ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 105.3%
Options on ETF – 105.3%
SPDR S&P 500 ETF Trust	April 2025	$3.76	1,010	$379,760	$ 56,902,067
Total Options Purchased – Calls (Cost $49,993,108)				379,760	56,902,067
OPTION PURCHASED - PUTS(b)(c) – 1.6%
Options on ETF – 1.6%
SPDR S&P 500 ETF Trust	April 2025	502.03	1,010	50,705,030	873,054
Total Options Purchased – Puts (Cost $2,246,812)				50,705,030	873,054
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Citibank, New York, 4.180%, 11/01/24(d)				$155,944	155,944
Total Short-Term Investments (Cost $155,944)					155,944
Total Investments – 107.2% (Cost $52,395,864)					57,931,065
Other assets less liabilities – (7.2)%					(3,880,964)
Net Assets – 100.0%					$ 54,050,101

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,010	$ 567.04	April 2025	$ 1,193,796	$ 57,271,040	$ (3,402,518)
				$ 1,193,796	$ 57,271,040	$ (3,402,518)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,010	$ 401.58	April 2025	$555,647	$ 40,559,580	$(272,529)
				$555,647	$ 40,559,580	$(272,529)
TOTAL OPTIONS WRITTEN				$ 1,749,443	$ 97,830,620	$ (3,675,047)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

17

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jun ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 102.2%
Options on ETF – 102.2%
SPDR S&P 500 ETF Trust	May 2025	$3.96	950	$376,200	$ 53,516,530
Total Options Purchased – Calls (Cost $50,347,288)				376,200	53,516,530
OPTION PURCHASED - PUTS(b)(c) – 2.4%
Options on ETF – 2.4%
SPDR S&P 500 ETF Trust	May 2025	527.42	950	50,104,900	1,251,065
Total Options Purchased – Puts (Cost $1,972,968)				50,104,900	1,251,065
				Principal
SHORT-TERM INVESTMENTS – 0.9%
Time Deposits – 0.9%
Sumitomo Mitsui Trust Bank Ltd., London, 4.180%, 11/01/24(d)				$473,704	473,704
Total Short-Term Investments (Cost $473,704)					473,704
Total Investments – 105.5% (Cost $52,793,960)					55,241,299
Other assets less liabilities – (5.5)%					(2,897,629)
Net Assets – 100.0%					$ 52,343,670

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	950	$ 592.24	May 2025	$ 1,149,393	$ 56,262,800	$ (2,052,683)
				$ 1,149,393	$ 56,262,800	$ (2,052,683)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	950	$ 421.90	May 2025	$436,023	$ 40,080,500	$(362,492)
				$436,023	$ 40,080,500	$(362,492)
TOTAL OPTIONS WRITTEN				$ 1,585,416	$ 96,343,300	$ (2,415,175)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

18

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.3%
Options on ETF – 100.3%
SPDR S&P 500 ETF Trust	June 2025	$4.08	3,566	$1,454,928	$ 200,389,302
Total Options Purchased – Calls (Cost $191,239,761)				1,454,928	200,389,302
OPTION PURCHASED - PUTS(b)(c) – 3.2%
Options on ETF – 3.2%
SPDR S&P 500 ETF Trust	June 2025	544.27	3,566	194,086,682	6,406,569
Total Options Purchased – Puts (Cost $8,406,612)				194,086,682	6,406,569
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Mitsui Trust Bank Ltd., London, 4.180%, 11/01/24(d)				$500,259	500,259
Total Short-Term Investments (Cost $500,259)					500,259
Total Investments – 103.8% (Cost $200,146,632)					207,296,130
Other assets less liabilities – (3.8)%					(7,663,824)
Net Assets – 100.0%					$ 199,632,306

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,566	$ 611.65	June 2025	$ 3,878,656	$ 218,114,390	$ (5,177,903)
				$ 3,878,656	$ 218,114,390	$ (5,177,903)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,566	$ 435.38	June 2025	$ 1,994,727	$ 155,256,508	$ (1,819,516)
				$ 1,994,727	$ 155,256,508	$ (1,819,516)
TOTAL OPTIONS WRITTEN				$ 5,873,383	$ 373,370,898	$ (6,997,419)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

19

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Aug ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.3%
Options on ETF – 100.3%
SPDR S&P 500 ETF Trust	July 2025	$4.13	6,227	$2,571,751	$ 350,134,122
Total Options Purchased – Calls (Cost $337,319,097)				2,571,751	350,134,122
OPTION PURCHASED - PUTS(b)(c) – 3.7%
Options on ETF – 3.7%
SPDR S&P 500 ETF Trust	July 2025	550.87	6,227	343,026,749	12,874,197
Total Options Purchased – Puts (Cost $16,433,628)				343,026,749	12,874,197
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Societe Generale SA, Paris, 4.180%, 11/01/24(d)				$514,602	514,602
Total Short-Term Investments (Cost $514,602)					514,602
Total Investments – 104.1% (Cost $354,267,327)					363,522,921
Other assets less liabilities – (4.1)%					(14,160,020)
Net Assets – 100.0%					$ 349,362,901

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	6,227	$ 615.20	July 2025	$7,950,679	$ 383,085,040	$(9,804,038)
				$7,950,679	$ 383,085,040	$(9,804,038)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	6,227	$ 440.65	July 2025	$4,325,973	$ 274,392,755	$(3,771,756)
				$4,325,973	$ 274,392,755	$(3,771,756)
TOTAL OPTIONS WRITTEN				$ 12,276,652	$ 657,477,795	$ (13,575,794)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

20

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Sep ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.6%
Options on ETF – 99.6%
SPDR S&P 500 ETF Trust	August 2025	$4.23	4,676	$1,977,948	$ 263,059,088
Total Options Purchased – Calls (Cost $255,333,147)				1,977,948	263,059,088
OPTION PURCHASED - PUTS(b)(c) – 4.4%
Options on ETF – 4.4%
SPDR S&P 500 ETF Trust	August 2025	563.74	4,676	263,604,824	11,587,596
Total Options Purchased – Puts (Cost $14,113,135)				263,604,824	11,587,596
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 4.180%, 11/01/24(d)				$286,156	286,156
Total Short-Term Investments (Cost $286,156)					286,156
Total Investments – 104.1% (Cost $269,732,438)					274,932,840
Other assets less liabilities – (4.1)%					(10,773,663)
Net Assets – 100.0%					$ 264,159,177

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,676	$ 623.15	August 2025	$ 5,168,265	$ 291,384,940	$(7,017,881)
				$ 5,168,265	$ 291,384,940	$(7,017,881)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,676	$ 450.94	August 2025	$4,114,438	$ 210,859,544	$(3,448,784)
				$4,114,438	$ 210,859,544	$(3,448,784)
TOTAL OPTIONS WRITTEN				$ 9,282,703	$ 502,244,484	$ (10,466,665)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

21

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 98.8%
Options on ETF – 98.8%
SPDR S&P 500 ETF Trust	September 2025	$4.30	5,474	$2,353,820	$ 307,092,385
Total Options Purchased – Calls (Cost $308,068,285)				2,353,820	307,092,385
OPTION PURCHASED - PUTS(b)(c) – 5.2%
Options on ETF – 5.2%
SPDR S&P 500 ETF Trust	September 2025	573.82	5,474	314,109,068	16,061,592
Total Options Purchased – Puts (Cost $16,262,506)				314,109,068	16,061,592
				Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Citibank, New York, 4.180%, 11/01/24(d)				$151,911	151,911
Total Short-Term Investments (Cost $151,911)					151,911
Total Investments – 104.0% (Cost $324,482,702)					323,305,888
Other assets less liabilities – (4.0)%					(12,491,531)
Net Assets – 100.0%					$ 310,814,357

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	5,474	$ 631.82	September 2025	$8,077,048	$ 345,858,268	$(7,413,110)
				$8,077,048	$ 345,858,268	$(7,413,110)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	5,474	$ 459.01	September 2025	$4,960,705	$ 251,262,074	$(4,902,021)
				$4,960,705	$ 251,262,074	$(4,902,021)
TOTAL OPTIONS WRITTEN				$ 13,037,753	$ 597,120,342	$ (12,315,131)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

22

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Nov ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 98.9%
Options on ETF – 98.9%
SPDR S&P 500 ETF Trust	October 2025	$4.26	550	$234,300	$ 30,814,300
Total Options Purchased – Calls (Cost $30,816,417)				234,300	30,814,300
OPTION PURCHASED - PUTS(b)(c) – 5.2%
Options on ETF – 5.2%
SPDR S&P 500 ETF Trust	October 2025	568.70	550	31,278,500	1,605,450
Total Options Purchased – Puts (Cost $1,607,568)				31,278,500	1,605,450
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Canadian Imperial Bank of Commerce, Toronto, 4.180%, 11/01/24(d)				$182,563	182,563
Total Short-Term Investments (Cost $182,563)					182,563
Total Investments – 104.7% (Cost $32,606,548)					32,602,313
Other assets less liabilities – (4.7)%					(1,446,047)
Net Assets – 100.0%					$ 31,156,266

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	550	$ 631.25	October 2025	$871,832	$ 34,718,750	$(873,950)
				$871,832	$ 34,718,750	$(873,950)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	550	$ 454.91	October 2025	$502,783	$ 25,020,050	$(504,900)
				$502,783	$ 25,020,050	$(504,900)
TOTAL OPTIONS WRITTEN				$ 1,374,615	$ 59,738,800	$ (1,378,850)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

23

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Dec ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 111.8%
Options on ETF – 111.8%
SPDR S&P 500 ETF Trust	November 2024	$3.42	1,399	$478,458	$ 79,153,644
Total Options Purchased – Calls (Cost $68,094,717)				478,458	79,153,644
OPTION PURCHASED - PUTS(b)(c) – 0.1%
Options on ETF – 0.1%
SPDR S&P 500 ETF Trust	November 2024	456.45	1,399	63,857,355	94,488
Total Options Purchased – Puts (Cost $2,978,221)				63,857,355	94,488
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Mitsui Trust Bank Ltd., London, 4.180%, 11/01/24(d)				$526,378	526,378
Total Short-Term Investments (Cost $526,378)					526,378
Total Investments – 112.6% (Cost $71,599,316)					79,774,510
Other assets less liabilities – (12.6)%					(8,974,205)
Net Assets – 100.0%					$ 70,800,305

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,399	$ 513.45	November 2024	$1,307,086	$71,831,655	$(8,352,324)
				$ 1,307,086	$71,831,655	$ (8,352,324)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,399	$ 365.12	November 2024	$461,880	$51,080,288	$(34,401)
				$461,880	$51,080,288	$(34,401)
TOTAL OPTIONS WRITTEN				$ 1,768,966	$ 122,911,943	$ (8,386,725)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

24

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 98.5%
Options on ETF – 98.5%
SPDR S&P 500 ETF Trust	March 2025	$19.41	444	$861,804	$ 24,330,197
Total Options Purchased – Calls (Cost $23,859,279)				861,804	24,330,197
OPTION PURCHASED - PUTS(b)(c) – 2.2%
Options on ETF – 2.2%
SPDR S&P 500 ETF Trust	March 2025	538.55	444	23,911,620	555,226
Total Options Purchased – Puts (Cost $1,244,420)				23,911,620	555,226
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
JP Morgan Chase & Co., New York, 4.180%, 11/01/24(d)				$64,124	64,124
Total Short-Term Investments (Cost $64,124)					64,124
Total Investments – 101.0% (Cost $25,167,823)					24,949,547
Other assets less liabilities – (1.0)%					(253,981)
Net Assets – 100.0%					$ 24,695,566

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	444	$ 444.61	March 2025	$ 176,612	$ 19,740,684	$ (162,158)
				$ 176,612	$ 19,740,684	$ (162,158)
TOTAL OPTIONS WRITTEN				$ 176,612	$ 19,740,684	$ (162,158)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

25

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 98.8%
Options on ETF – 98.8%
SPDR S&P 500 ETF Trust	April 2025	$18.82	275	$517,550	$ 15,088,847
Total Options Purchased – Calls (Cost $15,411,784)				517,550	15,088,847
OPTION PURCHASED - PUTS(b)(c) – 1.9%
Options on ETF – 1.9%
SPDR S&P 500 ETF Trust	April 2025	517.04	275	14,218,600	288,593
Total Options Purchased – Puts (Cost $625,855)				14,218,600	288,593
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Mitsui Trust Bank Ltd., London, 4.180%, 11/01/24(d)				$46,533	46,533
Total Short-Term Investments (Cost $46,533)					46,533
Total Investments – 101.0% (Cost $16,084,172)					15,423,973
Other assets less liabilities – (1.0)%					(148,762)
Net Assets – 100.0%					$15,275,211

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	275	$ 426.68	April 2025	$ 74,566	$ 11,733,700	$ (96,451)
				$ 74,566	$ 11,733,700	$ (96,451)
TOTAL OPTIONS WRITTEN				$ 74,566	$11,733,700	$ (96,451)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

26

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 98.1%
Options on ETF – 98.1%
SPDR S&P 500 ETF Trust	May 2025	$18.72	250	$468,000	$ 13,724,512
Total Options Purchased – Calls (Cost $14,022,212)				468,000	13,724,512
OPTION PURCHASED - PUTS(b)(c) – 2.8%
Options on ETF – 2.8%
SPDR S&P 500 ETF Trust	May 2025	542.14	250	13,553,500	394,838
Total Options Purchased – Puts (Cost $596,093)				13,553,500	394,838
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Mitsui Trust Bank Ltd., London, 4.180%, 11/01/24(d)				$35,009	35,009
Total Short-Term Investments (Cost $35,009)					35,009
Total Investments – 101.2% (Cost $14,653,314)					14,154,359
Other assets less liabilities – (1.2)%					(167,576)
Net Assets – 100.0%					$ 13,986,783

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	250	$ 448.26	May 2025	$ 100,537	$ 11,206,500	$ (126,835)
				$ 100,537	$ 11,206,500	$ (126,835)
TOTAL OPTIONS WRITTEN				$ 100,537	$11,206,500	$ (126,835)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

27

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 97.5%
Options on ETF – 97.5%
SPDR S&P 500 ETF Trust	June 2025	$19.05	774	$1,474,470	$ 42,371,772
Total Options Purchased – Calls (Cost $43,275,772)				1,474,470	42,371,772
OPTION PURCHASED - PUTS(b)(c) – 3.8%
Options on ETF – 3.8%
SPDR S&P 500 ETF Trust	June 2025	559.19	774	43,281,306	1,656,228
Total Options Purchased – Puts (Cost $1,903,374)				43,281,306	1,656,228
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 4.180%, 11/01/24(d)				$54,200	54,200
Total Short-Term Investments (Cost $54,200)					54,200
Total Investments – 101.4% (Cost $45,233,346)					44,082,200
Other assets less liabilities – (1.4)%					(621,259)
Net Assets – 100.0%					$ 43,460,941

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	774	$ 462.59	June 2025	$ 425,816	$ 35,804,466	$ (534,695)
				$ 425,816	$ 35,804,466	$ (534,695)
TOTAL OPTIONS WRITTEN				$ 425,816	$ 35,804,466	$ (534,695)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

28

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 97.1%
Options on ETF – 97.1%
SPDR S&P 500 ETF Trust	July 2025	$21.76	457	$994,432	$ 24,919,433
Total Options Purchased – Calls (Cost $23,513,476)				994,432	24,919,433
OPTION PURCHASED - PUTS(b)(c) – 4.5%
Options on ETF – 4.5%
SPDR S&P 500 ETF Trust	July 2025	568.44	457	25,977,708	1,148,340
Total Options Purchased – Puts (Cost $1,725,618)				25,977,708	1,148,340
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Corporation, Tokyo, 4.180%, 11/01/24(d)				$16,685	16,685
Total Short-Term Investments (Cost $16,685)					16,685
Total Investments – 101.7% (Cost $25,255,779)					26,084,458
Other assets less liabilities – (1.7)%					(416,099)
Net Assets – 100.0%					$ 25,668,359

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	457	$ 468.19	July 2025	$ 561,234	$ 21,396,283	$ (375,014)
				$ 561,234	$ 21,396,283	$ (375,014)
TOTAL OPTIONS WRITTEN				$ 561,234	$ 21,396,283	$ (375,014)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

29

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 96.5%
Options on ETF – 96.5%
SPDR S&P 500 ETF Trust	August 2025	$21.42	402	$861,084	$ 21,951,914
Total Options Purchased – Calls (Cost $21,629,850)				861,084	21,951,914
OPTION PURCHASED - PUTS(b)(c) – 5.3%
Options on ETF – 5.3%
SPDR S&P 500 ETF Trust	August 2025	580.87	402	23,350,974	1,196,364
Total Options Purchased – Puts (Cost $1,378,604)				23,350,974	1,196,364
				Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Sumitomo Mitsui Trust Bank Ltd., London, 4.180%, 11/01/24(d)				$9,364	9,364
Total Short-Term Investments (Cost $9,364)					9,364
Total Investments – 101.8% (Cost $23,017,818)					23,157,642
Other assets less liabilities – (1.8)%					(423,687)
Net Assets – 100.0%					$ 22,733,955

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	402	$ 479.13	August 2025	$ 425,931	$ 19,261,026	$ (403,021)
				$ 425,931	$ 19,261,026	$ (403,021)
TOTAL OPTIONS WRITTEN				$ 425,931	$ 19,261,026	$ (403,021)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

30

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 95.7%
Options on ETF – 95.7%
SPDR S&P 500 ETF Trust	September 2025	$23.98	373	$894,454	$ 20,183,030
Total Options Purchased – Calls (Cost $20,440,876)				894,454	20,183,030
OPTION PURCHASED - PUTS(b)(c) – 6.5%
Options on ETF – 6.5%
SPDR S&P 500 ETF Trust	September 2025	593.44	373	22,135,312	1,362,942
Total Options Purchased – Puts (Cost $1,268,920)				22,135,312	1,362,942
				Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Sumitomo Corporation, Tokyo, 4.180%, 11/01/24(d)				$10,234	10,234
Total Short-Term Investments (Cost $10,234)					10,234
Total Investments – 102.2% (Cost $21,720,030)					21,556,206
Other assets less liabilities – (2.2)%					(469,665)
Net Assets – 100.0%					$ 21,086,541

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	373	$ 487.70	September 2025	$ 421,343	$ 18,191,210	$ (458,044)
				$ 421,343	$ 18,191,210	$ (458,044)
TOTAL OPTIONS WRITTEN				$ 421,343	$ 18,191,210	$ (458,044)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

31

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 95.2%
Options on ETF – 95.2%
SPDR S&P 500 ETF Trust	October 2025	$23.60	88	$207,680	$ 4,763,176
Total Options Purchased – Calls (Cost $4,763,514)				207,680	4,763,176
OPTION PURCHASED - PUTS(b)(c) – 6.3%
Options on ETF – 6.3%
SPDR S&P 500 ETF Trust	October 2025	587.97	88	5,174,136	312,488
Total Options Purchased – Puts (Cost $312,827)				5,174,136	312,488
Total Investments – 101.5% (Cost $5,076,341)					5,075,664
Other assets less liabilities – (1.5)%					(76,680)
Net Assets – 100.0%					$ 4,998,984

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	88	$ 483.34	October 2025	$ 108,781	$ 4,253,392	$ (109,120)
				$ 108,781	$ 4,253,392	$ (109,120)
TOTAL OPTIONS WRITTEN				$ 108,781	$ 4,253,392	$ (109,120)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of the financial statements.

32

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.2%
Options on ETF – 100.2%
SPDR S&P 500 ETF Trust	December 2024	$4.03	4,543	$1,830,829	$ 256,032,396
Total Options Purchased – Calls (Cost $243,985,910)				1,830,829	256,032,396
OPTION PURCHASED - PUTS(b)(c) – 1.4%
Options on ETF – 1.4%
SPDR S&P 500 ETF Trust	December 2024	544.17	4,543	247,216,431	3,586,153
Total Options Purchased – Puts (Cost $7,299,115)				247,216,431	3,586,153
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
DBS Bank Ltd., Singapore, 4.180%, 11/01/24(d)				$1,341,280	1,341,280
Total Short-Term Investments (Cost $1,341,280)					1,341,280
Total Investments – 102.1% (Cost $252,626,305)					260,959,829
Other assets less liabilities – (2.1)%					(5,371,865)
Net Assets – 100.0%					$ 255,587,964

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,543	$ 586.29	December 2024	$ 2,569,270	$ 266,351,547	$ (3,655,389)
				$ 2,569,270	$ 266,351,547	$ (3,655,389)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,543	$ 489.80	December 2024	$ 2,578,821	$ 222,516,140	$ (1,167,006)
				$ 2,578,821	$ 222,516,140	$ (1,167,006)
TOTAL OPTIONS WRITTEN				$ 5,148,091	$ 488,867,687	$ (4,822,395)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

33

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.9%
Options on ETF – 99.9%
SPDR S&P 500 ETF Trust	January 2025	$4.08	317	$129,336	$ 17,868,501
Total Options Purchased – Calls (Cost $17,294,375)				129,336	17,868,501
OPTION PURCHASED - PUTS(b)(c) – 2.0%
Options on ETF – 2.0%
SPDR S&P 500 ETF Trust	January 2025	550.75	317	17,458,775	359,132
Total Options Purchased – Puts (Cost $588,028)				17,458,775	359,132
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Sumitomo Mitsui Trust Bank Ltd., London, 4.180%, 11/01/24(d)				$108,981	108,981
Total Short-Term Investments (Cost $108,981)					108,981
Total Investments – 102.5% (Cost $17,991,384)					18,336,614
Other assets less liabilities – (2.5)%					(454,955)
Net Assets – 100.0%					$ 17,881,659

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	317	$ 593.88	January 2025	$ 244,618	$ 18,825,996	$ (281,680)
				$ 244,618	$ 18,825,996	$ (281,680)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	317	$ 495.73	January 2025	$ 203,590	$ 15,714,641	$ (141,131)
				$ 203,590	$ 15,714,641	$ (141,131)
TOTAL OPTIONS WRITTEN				$ 448,208	$ 34,540,637	$(422,811)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

34

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.2%
Options on ETF – 99.2%
SPDR S&P 500 ETF Trust	February 2025	$4.17	753	$314,001	$ 42,436,068
Total Options Purchased – Calls (Cost $41,799,082)				314,001	42,436,068
OPTION PURCHASED - PUTS(b)(c) – 2.8%
Options on ETF – 2.8%
SPDR S&P 500 ETF Trust	February 2025	563.62	753	42,440,586	1,212,330
Total Options Purchased – Puts (Cost $1,468,699)				42,440,586	1,212,330
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Australia & New Zealand Banking Group Ltd., London, 4.180%, 11/01/24(d)				$178,617	178,617
Total Short-Term Investments (Cost $178,617)					178,617
Total Investments – 102.4% (Cost $43,446,398)					43,827,015
Other assets less liabilities – (2.4)%					(1,047,498)
Net Assets – 100.0%					$ 42,779,517

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	753	$ 605.00	February 2025	$ 515,183	$ 45,556,500	$ (547,431)
				$ 515,183	$ 45,556,500	$ (547,431)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	753	$ 507.31	February 2025	$590,992	$ 38,200,443	$(502,251)
				$590,992	$ 38,200,443	$(502,251)
TOTAL OPTIONS WRITTEN				$ 1,106,175	$ 83,756,943	$ (1,049,682)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

35

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 98.7%
Options on ETF – 98.7%
SPDR S&P 500 ETF Trust	March 2025	$4.25	5,146	$2,187,050	$ 289,632,266
Total Options Purchased – Calls (Cost $290,208,479)				2,187,050	289,632,266
OPTION PURCHASED - PUTS(b)(c) – 3.7%
Options on ETF – 3.7%
SPDR S&P 500 ETF Trust	March 2025	573.70	5,146	295,226,020	10,948,064
Total Options Purchased – Puts (Cost $11,085,601)				295,226,020	10,948,064
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Mitsui Trust Bank Ltd., London, 4.180%, 11/01/24(d)				$1,208,388	1,208,388
Total Short-Term Investments (Cost $1,208,388)					1,208,388
Total Investments – 102.8% (Cost $302,502,468)					301,788,718
Other assets less liabilities – (2.8)%					(8,169,312)
Net Assets – 100.0%					$ 293,619,406

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	5,146	$ 615.82	March 2025	$ 4,049,432	$ 316,900,972	$ (3,292,514)
				$ 4,049,432	$ 316,900,972	$ (3,292,514)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	5,146	$ 516.38	March 2025	$ 4,973,808	$ 265,729,148	$ (4,707,200)
				$ 4,973,808	$ 265,729,148	$ (4,707,200)
TOTAL OPTIONS WRITTEN				$ 9,023,240	$ 582,630,120	$ (7,999,714)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

36

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 98.7%
Options on ETF – 98.7%
SPDR S&P 500 ETF Trust	April 2025	$4.21	142	$59,782	$ 7,981,962
Total Options Purchased – Calls (Cost $7,982,508)				59,782	7,981,962
OPTION PURCHASED - PUTS(b)(c) – 3.7%
Options on ETF – 3.7%
SPDR S&P 500 ETF Trust	April 2025	568.58	142	8,073,836	301,040
Total Options Purchased – Puts (Cost $301,587)				8,073,836	301,040
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Royal Bank of Canada, Toronto, 4.180%, 11/01/24(d)				$18,730	18,730
Total Short-Term Investments (Cost $18,730)					18,730
Total Investments – 102.6% (Cost $8,302,825)					8,301,732
Other assets less liabilities – (2.6)%					(213,717)
Net Assets – 100.0%					$ 8,088,015

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	142	$ 613.73	April 2025	$ 127,537	$8,714,966	$ (128,084)
				$ 127,537	$8,714,966	$ (128,084)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	142	$ 511.78	April 2025	$ 139,466	$7,267,276	$ (140,012)
				$ 139,466	$7,267,276	$ (140,012)
TOTAL OPTIONS WRITTEN				$ 267,003	$ 15,982,242	$ (268,096)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

37

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 101.8%
Options on ETF – 101.8%
SPDR S&P 500 ETF Trust	November 2024	$3.90	320	$124,800	$ 18,089,897
Total Options Purchased – Calls (Cost $17,889,492)				124,800	18,089,897
OPTION PURCHASED - PUTS(b)(c) – 0.5%
Options on ETF – 0.5%
SPDR S&P 500 ETF Trust	November 2024	527.32	320	16,874,240	84,042
Total Options Purchased – Puts (Cost $437,744)				16,874,240	84,042
				Principal
SHORT-TERM INVESTMENTS – 2.8%
Time Deposits – 2.8%
Sumitomo Corporation, Tokyo, 4.180%, 11/01/24(d)				$501,350	501,350
Total Short-Term Investments (Cost $501,350)					501,350
Total Investments – 105.1% (Cost $18,828,586)					18,675,289
Other assets less liabilities – (5.1)%					(906,875)
Net Assets – 100.0%					$ 17,768,414

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	320	$ 567.82	November 2024	$ 248,527	$ 18,170,240	$ (450,125)
				$ 248,527	$ 18,170,240	$ (450,125)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	320	$ 474.63	November 2024	$65,336	$ 15,188,160	$(26,915)
				$65,336	$ 15,188,160	$(26,915)
TOTAL OPTIONS WRITTEN				$ 313,863	$ 33,358,400	$ (477,040)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

38

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.0%
Options on ETF – 100.0%
SPDR S&P 500 ETF Trust	December 2024	$4.14	185	$76,590	$ 10,424,138
Total Options Purchased – Calls (Cost $9,811,426)				76,590	10,424,138
OPTION PURCHASED - PUTS(b)(c) – 0.8%
Options on ETF – 0.8%
SPDR S&P 500 ETF Trust	December 2024	517.01	185	9,564,685	79,890
Total Options Purchased – Puts (Cost $232,875)				9,564,685	79,890
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Skandinaviska Enskilda Banken AB, Stockholm, 4.180%, 11/01/24(d)				$69,239	69,239
Total Short-Term Investments (Cost $69,239)					69,239
Total Investments – 101.4% (Cost $10,113,540)					10,573,267
Other assets less liabilities – (1.4)%					(149,931)
Net Assets – 100.0%					$ 10,423,336

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	185	$ 589.23	December 2024	$ 96,255	$ 10,900,755	$ (126,115)
				$ 96,255	$ 10,900,755	$ (126,115)
TOTAL OPTIONS WRITTEN				$ 96,255	$ 10,900,755	$(126,115)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

39

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Schedule of Investments
October 31, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 98.7%
Options on ETF – 98.7%
SPDR S&P 500 ETF Trust	March 2025	$4.36	249	$108,564	$14,011,781
Total Options Purchased – Calls (Cost $14,126,728)				108,564	14,011,781
OPTION PURCHASED - PUTS(b)(c) – 2.4%
Options on ETF – 2.4%
SPDR S&P 500 ETF Trust	March 2025	545.07	249	13,572,243	342,285
Total Options Purchased – Puts (Cost $324,908)				13,572,243	342,285
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
JP Morgan Chase & Co., New York, 4.180%, 11/01/24(d)				$52,031	52,031
Total Short-Term Investments (Cost $52,031)					52,031
Total Investments – 101.5% (Cost $14,503,667)					14,406,097
Other assets less liabilities – (1.5)%					(208,749)
Net Assets – 100.0%					$ 14,197,348

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	249	$ 610.19	March 2025	$ 270,949	$ 15,193,731	$ (199,703)
				$ 270,949	$ 15,193,731	$ (199,703)
TOTAL OPTIONS WRITTEN				$ 270,949	$ 15,193,731	$ (199,703)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

40

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2024

	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Feb ETF	AllianzIM U.S. Large Cap Buffer10 Mar ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF
ASSETS
Investments, at value	$ 47,727,665	$ 27,149,621	$ 34,022,717	$ 49,230,997
TOTAL ASSETS	47,727,665	27,149,621	34,022,717	49,230,997
LIABILITIES
Payables:
Options contracts written, at value	2,337,391	1,277,596	825,741	939,665
Management fees	522,169	331,293	380,381	363,427
TOTAL LIABILITIES	2,859,560	1,608,889	1,206,122	1,303,092
NET ASSETS	$ 44,868,105	$ 25,540,732	$ 32,816,595	$ 47,927,905
COMPONENTS OF NET ASSETS
Paid-in capital	$44,566,716	$25,391,547	$ 31,744,926	$46,613,816
Total distributable earnings (accumulated loss)	301,389	149,185	1,071,669	1,314,089
NET ASSETS	$ 44,868,105	$ 25,540,732	$ 32,816,595	$ 47,927,905
NET ASSET VALUE PER SHARE
Net Asset Value	$35.19	$32.96	$32.82	$37.59
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	1,275,000	775,000	1,000,000	1,275,000
COST OF INVESTMENTS
Investments, at cost	$ 44,065,528	$ 24,573,372	$ 31,899,210	$ 46,400,534
Premiums received	$892,414	$642,418	$845,640	$1,184,888

The accompanying notes are an integral part of the financial statements.

41

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2024 (continued)

	AllianzIM U.S. Large Cap Buffer10 May ETF	AllianzIM U.S. Large Cap Buffer10 Jun ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Aug ETF
ASSETS
Investments, at value	$17,861,911	$ 16,388,536	$ 63,588,615	$ 128,235,331
TOTAL ASSETS	17,861,911	16,388,536	63,588,615	128,235,331
LIABILITIES
Payables:
Options contracts written, at value	760,334	542,219	1,788,482	4,219,448
Management fees	63,950	75,868	213,322	312,620
TOTAL LIABILITIES	824,284	618,087	2,001,804	4,532,068
NET ASSETS	$ 17,037,627	$ 15,770,449	$61,586,811	$ 123,703,263
COMPONENTS OF NET ASSETS
Paid-in capital	$ 17,408,230	$16,284,179	$61,758,607	$122,840,976
Total distributable earnings (accumulated loss)	(370,603)	(513,730)	(171,796)	862,287
NET ASSETS	$ 17,037,627	$ 15,770,449	$61,586,811	$ 123,703,263
NET ASSET VALUE PER SHARE
Net Asset Value	$32.45	$31.54	$38.49	$30.36
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	525,000	500,000	1,600,000	4,075,000
COST OF INVESTMENTS
Investments, at cost	$ 17,859,120	$ 15,833,481	$ 61,586,185	$ 124,648,136
Premiums received	$386,940	$434,672	$1,777,754	$4,373,625

The accompanying notes are an integral part of the financial statements.

42

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2024 (continued)

	AllianzIM U.S. Large Cap Buffer10 Sep ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer10 Nov ETF	AllianzIM U.S. Large Cap Buffer10 Dec ETF
ASSETS
Investments, at value	$ 97,030,687	$ 138,042,245	$ 28,287,327	$ 18,232,942
Receivable for investments sold	28,149	—	32,074,279	—
Receivable for Fund shares sold	747,181	—	—	—
TOTAL ASSETS	97,806,017	138,042,245	60,361,606	18,232,942
LIABILITIES
Due to custodian	11	—	—	—
Payables:
Investments purchased	762,836	—	31,959,812	—
Options contracts written, at value	3,589,796	5,478,466	1,198,937	1,186,477
Management fees	102,385	76,529	80,811	230,414
TOTAL LIABILITIES	4,455,028	5,554,995	33,239,560	1,416,891
NET ASSETS	$ 93,350,989	$ 132,487,250	$ 27,122,046	$ 16,816,051
COMPONENTS OF NET ASSETS
Paid-in capital	$93,072,284	$140,156,473	$29,168,813	$18,450,546
Total distributable earnings (accumulated loss)	278,705	(7,669,223)	(2,046,767)	(1,634,495)
NET ASSETS	$ 93,350,989	$ 132,487,250	$ 27,122,046	$ 16,816,051
NET ASSET VALUE PER SHARE
Net Asset Value	$29.87	$37.32	$31.91	$32.03
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	3,125,000	3,550,000	850,000	525,000
COST OF INVESTMENTS
Investments, at cost	$ 95,650,588	$ 138,332,098	$ 28,291,015	$ 18,531,294
Premiums received	$3,629,532	$5,667,371	$1,195,249	$148,061

The accompanying notes are an integral part of the financial statements.

43

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2024 (continued)

	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Feb ETF	AllianzIM U.S. Large Cap Buffer20 Mar ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF
ASSETS
Investments, at value	$ 219,182,228	$ 72,604,716	$ 74,955,879	$183,181,911
TOTAL ASSETS	219,182,228	72,604,716	74,955,879	183,181,911
LIABILITIES
Payables:
Options contracts written, at value	17,946,981	5,643,853	3,339,921	5,780,846
Management fees	1,894,815	745,304	823,417	1,110,635
TOTAL LIABILITIES	19,841,796	6,389,157	4,163,338	6,891,481
NET ASSETS	$ 199,340,432	$ 66,215,559	$ 70,792,541	$ 176,290,430
COMPONENTS OF NET ASSETS
Paid-in capital	$207,836,791	$67,979,854	$70,447,039	$175,474,450
Total distributable earnings (accumulated loss)	(8,496,359)	(1,764,295)	345,502	815,980
NET ASSETS	$ 199,340,432	$ 66,215,559	$ 70,792,541	$ 176,290,430
NET ASSET VALUE PER SHARE
Net Asset Value	$33.09	$30.44	$30.45	$32.18
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	6,025,000	2,175,000	2,325,000	5,479,000
COST OF INVESTMENTS
Investments, at cost	$ 204,218,377	$ 66,061,278	$ 69,710,988	$ 172,148,035
Premiums received	$4,826,780	$1,967,837	$2,022,255	$5,080,801

The accompanying notes are an integral part of the financial statements.

44

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2024 (continued)

	AllianzIM U.S. Large Cap Buffer20 May ETF	AllianzIM U.S. Large Cap Buffer20 Jun ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Aug ETF
ASSETS
Investments, at value	$ 57,931,065	$ 55,241,299	$ 207,296,130	$ 363,522,921
TOTAL ASSETS	57,931,065	55,241,299	207,296,130	363,522,921
LIABILITIES
Payables:
Options contracts written, at value	3,675,047	2,415,175	6,997,419	13,575,794
Management fees	205,917	482,454	666,405	584,226
TOTAL LIABILITIES	3,880,964	2,897,629	7,663,824	14,160,020
NET ASSETS	$ 54,050,101	$ 52,343,670	$ 199,632,306	$ 349,362,901
COMPONENTS OF NET ASSETS
Paid-in capital	$53,479,558	$54,453,721	$208,145,477	$351,823,670
Total distributable earnings (accumulated loss)	570,543	(2,110,051)	(8,513,171)	(2,460,769)
NET ASSETS	$ 54,050,101	$ 52,343,670	$ 199,632,306	$ 349,362,901
NET ASSET VALUE PER SHARE
Net Asset Value	$30.03	$29.49	$34.42	$28.75
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	1,800,000	1,775,000	5,800,000	12,150,000
COST OF INVESTMENTS
Investments, at cost	$ 52,395,864	$ 52,793,960	$ 200,146,632	$ 354,267,327
Premiums received	$1,749,443	$1,585,416	$5,873,383	$12,276,652

The accompanying notes are an integral part of the financial statements.

45

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2024 (continued)

	AllianzIM U.S. Large Cap Buffer20 Sep ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Nov ETF	AllianzIM U.S. Large Cap Buffer20 Dec ETF
ASSETS
Investments, at value	$ 274,932,840	$ 323,305,888	$ 32,602,313	$ 79,774,510
Receivable for investments sold	—	—	37,736,265	—
Receivable for Fund shares sold	—	—	760,115	—
TOTAL ASSETS	274,932,840	323,305,888	71,098,693	79,774,510
LIABILITIES
Due to custodian	—	495	—	—
Payables:
Investments purchased	—	—	38,323,510	—
Options contracts written, at value	10,466,665	12,315,131	1,378,850	8,386,725
Management fees	306,998	175,905	240,067	587,480
TOTAL LIABILITIES	10,773,663	12,491,531	39,942,427	8,974,205
NET ASSETS	$ 264,159,177	$ 310,814,357	$ 31,156,266	$ 70,800,305
COMPONENTS OF NET ASSETS
Paid-in capital	$ 265,170,296	$332,347,339	$39,505,857	$72,069,143
Total distributable earnings (accumulated loss)	(1,011,119)	(21,532,982)	(8,349,591)	(1,268,838)
NET ASSETS	$ 264,159,177	$ 310,814,357	$ 31,156,266	$ 70,800,305
NET ASSET VALUE PER SHARE
Net Asset Value	$28.40	$34.92	$30.40	$30.45
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	9,300,000	8,900,000	1,025,000	2,325,000
COST OF INVESTMENTS
Investments, at cost	$ 269,732,438	$ 324,482,702	$ 32,606,548	$ 71,599,316
Premiums received	$9,282,703	$13,037,753	$1,374,615	$1,768,966

The accompanying notes are an integral part of the financial statements.

46

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2024 (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	AllianzIM U.S. Equity Buffer15 Uncapped May ETF	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
ASSETS
Investments, at value	$ 24,949,547	$ 15,423,973	$ 14,154,359	$ 44,082,200
TOTAL ASSETS	24,949,547	15,423,973	14,154,359	44,082,200
LIABILITIES
Due to custodian	—	110	23	321
Payables:
Options contracts written, at value	162,158	96,451	126,835	534,695
Management fees	91,823	52,201	40,718	86,243
TOTAL LIABILITIES	253,981	148,762	167,576	621,259
NET ASSETS	$ 24,695,566	$15,275,211	$ 13,986,783	$ 43,460,941
COMPONENTS OF NET ASSETS
Paid-in capital	$ 25,025,148	$ 16,009,120	$14,552,681	$44,892,720
Total distributable earnings (accumulated loss)	(329,582)	(733,909)	(565,898)	(1,431,779)
NET ASSETS	$ 24,695,566	$15,275,211	$ 13,986,783	$ 43,460,941
NET ASSET VALUE PER SHARE
Net Asset Value	$26.70	$27.77	$26.64	$25.95
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	925,000	550,000	525,000	1,675,000
COST OF INVESTMENTS
Investments, at cost	$ 25,167,823	$ 16,084,172	$ 14,653,314	$ 45,233,346
Premiums received	$176,612	$74,566	$100,537	$425,816

The accompanying notes are an integral part of the financial statements.

47

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2024 (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
ASSETS
Investments, at value	$ 26,084,458	$ 23,157,642	$ 21,556,206	$5,075,664
Receivable for investments sold	—	—	26,931	108,781
Receivable for Fund shares sold	—	—	1,240,985	5,000,000
TOTAL ASSETS	26,084,458	23,157,642	22,824,122	10,184,445
LIABILITIES
Due to custodian	—	3	8	—
Payables:
Investments purchased	—	—	1,270,978	5,076,341
Options contracts written, at value	375,014	403,021	458,044	109,120
Management fees	41,085	20,663	8,551	—
TOTAL LIABILITIES	416,099	423,687	1,737,581	5,185,461
NET ASSETS	$ 25,668,359	$ 22,733,955	$ 21,086,541	$4,998,984
COMPONENTS OF NET ASSETS
Paid-in capital	$ 24,694,342	$ 22,591,768	$ 21,295,549	$5,000,000
Total distributable earnings (accumulated loss)	974,017	142,187	(209,008)	(1,016)
NET ASSETS	$ 25,668,359	$ 22,733,955	$ 21,086,541	$4,998,984
NET ASSET VALUE PER SHARE
Net Asset Value	$25.67	$25.26	$24.81	$24.99
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	1,000,000	900,000	850,000	200,000
COST OF INVESTMENTS
Investments, at cost	$ 25,255,779	$ 23,017,818	$ 21,720,030	$5,076,341
Premiums received	$561,234	$425,931	$421,343	$108,781

The accompanying notes are an integral part of the financial statements.

48

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2024 (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/ Jul ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/ Aug ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/ Sep ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/ Oct ETF
ASSETS
Investments, at value	$ 260,959,829	$ 18,336,614	$ 43,827,015	$ 301,788,718
Receivable for investments sold	—	—	753,458	—
Receivable for Fund shares sold	—	—	340	—
TOTAL ASSETS	260,959,829	18,336,614	44,580,813	301,788,718
LIABILITIES
Due to custodian	1	—	—	1
Payables:
Investments purchased	—	—	18,222	—
Fund shares repurchased	—	—	679,038	—
Options contracts written, at value	4,822,395	422,811	1,049,682	7,999,714
Management fees	549,469	32,144	54,354	169,597
TOTAL LIABILITIES	5,371,865	454,955	1,801,296	8,169,312
NET ASSETS	$ 255,587,964	$ 17,881,659	$ 42,779,517	$ 293,619,406
COMPONENTS OF NET ASSETS
Paid-in capital	$257,079,241	$18,758,152	$43,452,502	$302,243,037
Total distributable earnings (accumulated loss)	(1,491,277)	(876,493)	(672,985)	(8,623,631)
NET ASSETS	$ 255,587,964	$ 17,881,659	$ 42,779,517	$ 293,619,406
NET ASSET VALUE PER SHARE
Net Asset Value	$29.38	$27.51	$27.16	$31.66
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	8,700,000	650,000	1,575,000	9,275,000
COST OF INVESTMENTS
Investments, at cost	$ 252,626,305	$ 17,991,384	$ 43,446,398	$ 302,502,468
Premiums received	$5,148,091	$448,208	$1,106,175	$9,023,240

The accompanying notes are an integral part of the financial statements.

49

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2024 (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 May/ Nov ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/ Dec ETF	AllianzIM U.S. Equity 6 Month Floor5 Jan/ Jul ETF	AllianzIM U.S. Equity 6 Month Floor5 Apr/ Oct ETF
ASSETS
Investments, at value	$8,301,732	$ 18,675,289	$ 10,573,267	$ 14,406,097
Receivable for investments sold	8,740,953	—	—	—
TOTAL ASSETS	17,042,685	18,675,289	10,573,267	14,406,097
LIABILITIES
Due to custodian	60	—	—	—
Payables:
Investments purchased	8,658,345	—	—	—
Options contracts written, at value	268,096	477,040	126,115	199,703
Management fees	28,169	429,835	23,816	9,046
TOTAL LIABILITIES	8,954,670	906,875	149,931	208,749
NET ASSETS	$8,088,015	$ 17,768,414	$ 10,423,336	$ 14,197,348
COMPONENTS OF NET ASSETS
Paid-in capital	$8,716,608	$ 18,500,981	$ 10,301,125	$ 14,812,005
Total distributable earnings (accumulated loss)	(628,593)	(732,567)	122,211	(614,657)
NET ASSETS	$8,088,015	$ 17,768,414	$ 10,423,336	$ 14,197,348
NET ASSET VALUE PER SHARE
Net Asset Value	$26.96	$26.32	$27.80	$27.04
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	300,000	675,000	375,000	525,000
COST OF INVESTMENTS
Investments, at cost	$8,302,825	$ 18,828,586	$10,113,540	$ 14,503,667
Premiums received	$267,003	$313,863	$96,255	$270,949

The accompanying notes are an integral part of the financial statements.

50

AIM ETF PRODUCTS TRUST
Statements of Operations

	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Feb ETF	AllianzIM U.S. Large Cap Buffer10 Mar ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2024	For the Year Ended October 31, 2024	For the Year Ended October 31, 2024
INVESTMENT INCOME:
Interest income	$16,425	$8,917	$7,317	$8,549
Total Investment Income	16,425	8,917	7,317	8,549
EXPENSES:
Management fees	556,477	388,798	401,943	449,354
Interest expense	391	16	45	3
Tax expense	—	2,471	—	—
Total Expenses	556,868	391,285	401,988	449,357
Expense reimbursement	—	(2,471)	—	—
Net Expenses	556,868	388,814	401,988	449,357
NET INVESTMENT INCOME (LOSS)	(540,443)	(379,897)	(394,671)	(440,808)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	14,713,502	10,732,427	6,162,779	10,553,927
Option contracts purchased	(220,026)	(541,143)	157,928	432,585
Option contracts written	(310,743)	(18,759)	(497,889)	(1,811,477)
Net realized gain (loss)	14,182,733	10,172,525	5,822,818	9,175,035
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	4,535,189	3,384,542	2,403,531	2,862,640
Options contracts written	(2,528,141)	(1,629,870)	(266,081)	(713,977)
Net change in unrealized appreciation (depreciation)	2,007,048	1,754,672	2,137,450	2,148,663
NET REALIZED AND UNREALIZED GAIN (LOSS)	16,189,781	11,927,197	7,960,268	11,323,698
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 15,649,338	$11,547,300	$ 7,565,597	$ 10,882,890

The accompanying notes are an integral part of the financial statements.

51

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

	AllianzIM U.S. Large Cap Buffer10 May ETF	AllianzIM U.S. Large Cap Buffer10 Jun ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Aug ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2024	For the Year Ended October 31, 2024	For the Year Ended October 31, 2024
INVESTMENT INCOME:
Interest income	$6,170	$5,924	$18,986	$15,448
Total Investment Income	6,170	5,924	18,986	15,448
EXPENSES:
Management fees	168,484	167,731	534,423	610,205
Interest expense	49	50	142	3,472
Total Expenses	168,533	167,781	534,565	613,677
NET INVESTMENT INCOME (LOSS)	(162,363)	(161,857)	(515,579)	(598,229)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	7,953,955	6,087,546	16,620,410	18,220,013
Option contracts purchased	550,972	(430,516)	(945,645)	(2,189,725)
Option contracts written	235,236	(421,891)	(1,064,006)	(465,827)
Net realized gain (loss)	8,740,163	5,235,139	14,610,759	15,564,461
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	127,735	1,146,696	5,185,916	5,775,087
Options contracts written	(1,500,796)	(565,731)	(71,893)	453,724
Net change in unrealized appreciation (depreciation)	(1,373,061)	580,965	5,114,023	6,228,811
NET REALIZED AND UNREALIZED GAIN (LOSS)	7,367,102	5,816,104	19,724,782	21,793,272
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,204,739	$ 5,654,247	$ 19,209,203	$ 21,195,043

The accompanying notes are an integral part of the financial statements.

52

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

	AllianzIM U.S. Large Cap Buffer10 Sep ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer10 Nov ETF	AllianzIM U.S. Large Cap Buffer10 Dec ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2024	For the Year Ended October 31, 2024	For the Year Ended October 31, 2024
INVESTMENT INCOME:
Interest income	$4,252	$8,572	$2,248	$8,640
Total Investment Income	4,252	8,572	2,248	8,640
EXPENSES:
Management fees	201,511	344,974	80,810	240,662
Interest expense	230	354	—	—
Tax expense	—	—	—	7,431
Total Expenses	201,741	345,328	80,810	248,093
Expense reimbursement	—	—	—	(7,431)
Net Expenses	201,741	345,328	80,810	240,662
NET INVESTMENT INCOME (LOSS)	(197,489)	(336,756)	(78,562)	(232,022)
REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	4,859,727	11,144,249	4,037,633	8,943,563
Option contracts purchased	(484,967)	324,266	(1,128,325)	18,569
Option contracts written	(594,335)	(4,385,526)	(938,002)	(171,608)
Net realized gain (loss)	3,780,425	7,082,989	1,971,306	8,790,524
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	1,668,227	377,014	(1,956)	415,101
Options contracts written	60,333	71,265	(1,955)	(1,612,530)
Net change in unrealized appreciation (depreciation)	1,728,560	448,279	(3,911)	(1,197,429)
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,508,985	7,531,268	1,967,395	7,593,095
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,311,496	$7,194,512	$1,888,833	$7,361,073

The accompanying notes are an integral part of the financial statements.

53

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Feb ETF	AllianzIM U.S. Large Cap Buffer20 Mar ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2024	For the Year Ended October 31, 2024	For the Year Ended October 31, 2024
INVESTMENT INCOME:
Interest income	$54,873	$19,679	$16,242	$32,815
Total Investment Income	54,873	19,679	16,242	32,815
EXPENSES:
Management fees	2,018,164	840,363	883,790	1,460,564
Interest expense	—	—	95	485
Tax expense	—	469	—	—
Total Expenses	2,018,164	840,832	883,885	1,461,049
Expense reimbursement	—	(469)	—	—
Net Expenses	2,018,164	840,363	883,885	1,461,049
NET INVESTMENT INCOME (LOSS)	(1,963,291)	(820,684)	(867,643)	(1,428,234)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	49,730,340	16,276,002	15,086,852	31,154,897
Option contracts purchased	(2,469,428)	(901,050)	(463,677)	2,757,838
Option contracts written	(4,635,796)	(1,438,207)	(2,351,047)	(11,329,393)
Net realized gain (loss)	42,625,116	13,936,745	12,272,128	22,583,342
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	11,926,053	8,010,987	4,692,747	11,231,483
Options contracts written	(17,734,377)	(5,605,645)	(2,158,570)	(5,161,925)
Net change in unrealized appreciation (depreciation)	(5,808,324)	2,405,342	2,534,177	6,069,558
NET REALIZED AND UNREALIZED GAIN (LOSS)	36,816,792	16,342,087	14,806,305	28,652,900
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,853,501	$ 15,521,403	$ 13,938,662	$27,224,666

The accompanying notes are an integral part of the financial statements.

54

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

	AllianzIM U.S. Large Cap Buffer20 May ETF	AllianzIM U.S. Large Cap Buffer20 Jun ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Aug ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2024	For the Year Ended October 31, 2024	For the Year Ended October 31, 2024
INVESTMENT INCOME:
Interest income	$12,814	$15,910	$47,860	$42,459
Total Investment Income	12,814	15,910	47,860	42,459
EXPENSES:
Management fees	411,044	667,539	1,574,731	1,337,097
Interest expense	7	—	429	1,009
Total Expenses	411,051	667,539	1,575,160	1,338,106
NET INVESTMENT INCOME (LOSS)	(398,237)	(651,629)	(1,527,300)	(1,295,647)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	12,194,859	15,178,604	42,517,673	32,097,050
Option contracts purchased	(460,095)	(1,154,176)	(3,090,911)	(5,576,963)
Option contracts written	(2,263,352)	(2,125,178)	(10,531,723)	(4,448,460)
Net realized gain (loss)	9,471,412	11,899,250	28,895,039	22,071,627
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	5,489,376	4,003,478	16,187,364	15,009,370
Options contracts written	(4,074,481)	(2,701,814)	(6,155,975)	(2,935,147)
Net change in unrealized appreciation (depreciation)	1,414,895	1,301,664	10,031,389	12,074,223
NET REALIZED AND UNREALIZED GAIN (LOSS)	10,886,307	13,200,914	38,926,428	34,145,850
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 10,488,070	$ 12,549,285	$37,399,128	$ 32,850,203

The accompanying notes are an integral part of the financial statements.

55

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

	AllianzIM U.S. Large Cap Buffer20 Sep ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Nov ETF	AllianzIM U.S. Large Cap Buffer20 Dec ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2024	For the Year Ended October 31, 2024	For the Year Ended October 31, 2024
INVESTMENT INCOME:
Interest income	$10,179	$29,870	$7,552	$20,842
Total Investment Income	10,179	29,870	7,552	20,842
EXPENSES:
Management fees	544,168	1,068,808	240,067	628,653
Interest expense	56	495	—	—
Tax expense	—	—	—	46,483
Total Expenses	544,224	1,069,303	240,067	675,136
Expense reimbursement	—	—	—	(46,483)
Net Expenses	544,224	1,069,303	240,067	628,653
NET INVESTMENT INCOME (LOSS)	(534,045)	(1,039,433)	(232,515)	(607,811)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	10,830,366	36,631,959	11,513,152	14,602,203
Option contracts purchased	(1,472,470)	913,515	(2,120,654)	546,768
Option contracts written	(3,052,323)	(20,131,498)	(5,257,667)	(161,587)
Net realized gain (loss)	6,305,573	17,413,976	4,134,831	14,987,384
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	5,840,084	1,011,400	(647)	10,520,989
Options contracts written	(1,486,290)	(498,558)	(647)	(9,541,612)
Net change in unrealized appreciation (depreciation)	4,353,794	512,842	(1,294)	979,377
NET REALIZED AND UNREALIZED GAIN (LOSS)	10,659,367	17,926,818	4,133,537	15,966,761
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,125,322	$16,887,385	$3,901,022	$ 15,358,950

The accompanying notes are an integral part of the financial statements.

56

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	AllianzIM U.S. Equity Buffer15 Uncapped May ETF	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
	For the Period Ended October 31, 2024*	For the Period Ended October 31, 2024**	For the Period Ended October 31, 2024***	For the Period Ended October 31, 2024****
INVESTMENT INCOME:
Interest income	$884	$672	$358	$496
Total Investment Income	884	672	358	496
EXPENSES:
Management fees	91,824	52,200	40,718	86,244
Interest expense	64	297	280	352
Total Expenses	91,888	52,497	40,998	86,596
NET INVESTMENT INCOME (LOSS)	(91,004)	(51,825)	(40,640)	(86,100)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	2,112,421	2,082,131	1,333,736	2,559,328
Option contracts purchased	(33,268)	—	(748)	(88,497)
Option contracts written	(1,488)	—	(34)	(6,237)
Net realized gain (loss)	2,077,665	2,082,131	1,332,954	2,464,594
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(218,276)	(660,199)	(498,955)	(1,151,146)
Options contracts written	14,454	(21,885)	(26,298)	(108,879)
Net change in unrealized appreciation (depreciation)	(203,822)	(682,084)	(525,253)	(1,260,025)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,873,843	1,400,047	807,701	1,204,569
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,782,839	$ 1,348,222	$767,061	$1,118,469

*	The Fund commenced operations on March 28, 2024.
**	The Fund commenced operations on April 30, 2024.
***	The Fund commenced operations on May 31, 2024.
****	The Fund commenced operations on June 28, 2024.
The accompanying notes are an integral part of the financial statements.

57

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
	For the Period Ended October 31, 2024*	For the Period Ended October 31, 2024**	For the Period Ended October 31, 2024***	For the Period Ended October 31, 2024****
INVESTMENT INCOME:
Interest income	$231	$123	$76	$—
Total Investment Income	231	123	76	—
EXPENSES:
Management fees	41,085	20,663	8,551	—
Interest expense	28	7	8	—
Total Expenses	41,113	20,670	8,559	—
NET INVESTMENT INCOME (LOSS)	(40,882)	(20,547)	(8,483)	—
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	—	68,439	12,512	—
Option contracts purchased	—	—	—	—
Option contracts written	—	—	—	—
Net realized gain (loss)	—	68,439	12,512	—
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	828,679	139,824	(163,824)	(677)
Options contracts written	186,220	22,910	(36,701)	(339)
Net change in unrealized appreciation (depreciation)	1,014,899	162,734	(200,525)	(1,016)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,014,899	231,173	(188,013)	(1,016)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$974,017	$ 210,626	$ (196,496)	$ (1,016)

*	The Fund commenced operations on July 31, 2024.
**	The Fund commenced operations on August 30, 2024.
***	The Fund commenced operations on September 30, 2024.
****	The Fund commenced operations on October 31, 2024.
The accompanying notes are an integral part of the financial statements.

58

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
	For the Year Ended October 31, 2024	For the Period Ended October 31, 2024*	For the Period Ended October 31, 2024**	For the Year Ended October 31, 2024
INVESTMENT INCOME:
Interest income	$41,901	$4,657	$8,819	$20,830
Total Investment Income	41,901	4,657	8,819	20,830
EXPENSES:
Management fees	1,124,439	127,878	191,094	631,204
Total Expenses	1,124,439	127,878	191,094	631,204
NET INVESTMENT INCOME (LOSS)	(1,082,538)	(123,221)	(182,275)	(610,374)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	27,673,727	3,440,620	4,532,403	17,863,980
Option contracts purchased	(2,544,367)	(574,205)	(296,096)	(826,125)
Option contracts written	(4,961,287)	(553,344)	(635,673)	(5,603,234)
Net realized gain (loss)	20,168,073	2,313,071	3,600,634	11,434,621
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	12,469,683	345,230	380,617	13,631
Options contracts written	(1,721,561)	25,397	56,493	702,946
Net change in unrealized appreciation (depreciation)	10,748,122	370,627	437,110	716,577
NET REALIZED AND UNREALIZED GAIN (LOSS)	30,916,195	2,683,698	4,037,744	12,151,198
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 29,833,657	$ 2,560,477	$ 3,855,469	$11,540,824

*	The Fund commenced operations on January 31, 2024.
**	The Fund commenced operations on February 29, 2024.
The accompanying notes are an integral part of the financial statements.

59

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
	For the Period Ended October 31, 2024*	For the Period Ended October 31, 2024**	For the Period Ended October 31, 2024***	For the Period Ended October 31, 2024****
INVESTMENT INCOME:
Interest income	$612	$13,724	$2,964	$6,422
Total Investment Income	612	13,724	2,964	6,422
EXPENSES:
Management fees	28,168	429,835	68,519	181,809
Interest expense	119	91	—	—
Total Expenses	28,287	429,926	68,519	181,809
NET INVESTMENT INCOME (LOSS)	(27,675)	(416,202)	(65,555)	(175,387)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	1,148,180	7,757,280	1,347,765	5,169,932
Option contracts purchased	(377,836)	(51)	59,125	(307,706)
Option contracts written	(220,896)	64	(301,226)	(105,240)
Net realized gain (loss)	549,448	7,757,293	1,105,664	4,756,986
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(1,093)	(153,297)	459,727	(97,570)
Options contracts written	(1,093)	(163,177)	(29,860)	71,246
Net change in unrealized appreciation (depreciation)	(2,186)	(316,474)	429,867	(26,324)
NET REALIZED AND UNREALIZED GAIN (LOSS)	547,262	7,440,819	1,535,531	4,730,662
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$519,587	$ 7,024,617	$ 1,469,976	$ 4,555,275

*	The Fund commenced operations on April 30, 2024.
**	The Fund commenced operations on May 31, 2024.
***	The Fund commenced operations on January 31, 2024.
****	The Fund commenced operations on March 28, 2024.
The accompanying notes are an integral part of the financial statements.

60

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets

	AllianzIM U.S. Large Cap Buffer10 Jan ETF		AllianzIM U.S. Large Cap Buffer10 Feb ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
OPERATIONS:
Net investment income (loss)	$(540,443)	$(400,064)	$(379,897)	$(159,006)
Net realized gain (loss)	14,182,733	(15,883,644)	10,172,525	1,261,849
Net change in unrealized appreciation (depreciation)	2,007,048	24,636,077	1,754,672	186,399
Net increase (decrease) in net assets resulting from operations	15,649,338	8,352,369	11,547,300	1,289,242
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	(100,657)	—
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	284,566,594	53,373,427	130,701,868	64,488,141
Cost of Shares redeemed	(277,336,685)	(105,045,667)	(145,623,705)	(36,761,457)
Net increase (decrease) in net assets from capital transactions	7,229,909	(51,672,240)	(14,921,837)	27,726,684
Total increase (decrease) in net assets	22,879,247	(43,319,871)	(3,475,194)	29,015,926
NET ASSETS
Beginning of Year or Period	21,988,858	65,308,729	29,015,926	—
End of Year or Period	$44,868,105	$21,988,858	$25,540,732	$29,015,926
CHANGES IN SHARES OUTSTANDING
Shares issued	9,025,000	2,000,000	4,425,000	2,500,000
Shares redeemed	(8,550,000)	(3,775,000)	(4,775,000)	(1,375,000)
Net increase (decrease) in Shares outstanding	475,000	(1,775,000)	(350,000)	1,125,000
Shares outstanding, Beginning of Year or Period	800,000	2,575,000	1,125,000	—
Shares outstanding, End of Year or Period	1,275,000	800,000	775,000	1,125,000

*	The Fund commenced operations on January 31, 2023.
The accompanying notes are an integral part of the financial statements.

61

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Mar ETF		AllianzIM U.S. Large Cap Buffer10 Apr ETF
	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$(394,671)	$(40,757)	$(440,808)	$(206,650)
Net realized gain (loss)	5,822,818	543,946	9,175,035	(3,279,651)
Net change in unrealized appreciation (depreciation)	2,137,450	5,956	2,148,663	6,470,154
Net increase (decrease) in net assets resulting from operations	7,565,597	509,145	10,882,890	2,983,853
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	117,182,695	16,286,396	113,690,343	42,271,608
Cost of Shares redeemed	(99,843,418)	(8,883,820)	(104,665,450)	(35,612,758)
Net increase (decrease) in net assets from capital transactions	17,339,277	7,402,576	9,024,893	6,658,850
Total increase (decrease) in net assets	24,904,874	7,911,721	19,907,783	9,642,703
NET ASSETS
Beginning of Year or Period	7,911,721	—	28,020,122	18,377,419
End of Year or Period	$32,816,595	$7,911,721	$47,927,905	$28,020,122
CHANGES IN SHARES OUTSTANDING
Shares issued	3,900,000	625,000	3,275,000	1,450,000
Shares redeemed	(3,200,000)	(325,000)	(2,925,000)	(1,200,000)
Net increase (decrease) in Shares outstanding	700,000	300,000	350,000	250,000
Shares outstanding, Beginning of Year or Period	300,000	—	925,000	675,000
Shares outstanding, End of Year or Period	1,000,000	300,000	1,275,000	925,000

*	The Fund commenced operations on February 28, 2023.
The accompanying notes are an integral part of the financial statements.

62

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 May ETF		AllianzIM U.S. Large Cap Buffer10 Jun ETF
	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023**
OPERATIONS:
Net investment income (loss)	$(162,363)	$(141,035)	$(161,857)	$(78,216)
Net realized gain (loss)	8,740,163	(73,269)	5,235,139	—
Net change in unrealized appreciation (depreciation)	(1,373,061)	1,002,458	580,965	(133,457)
Net increase (decrease) in net assets resulting from operations	7,204,739	788,154	5,654,247	(211,673)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	59,747,891	43,673,363	50,326,277	29,251,585
Cost of Shares redeemed	(93,048,145)	(1,328,375)	(69,249,987)	—
Net increase (decrease) in net assets from capital transactions	(33,300,254)	42,344,988	(18,923,710)	29,251,585
Total increase (decrease) in net assets	(26,095,515)	43,133,142	(13,269,463)	29,039,912
NET ASSETS
Beginning of Year or Period	43,133,142	—	29,039,912	—
End of Year or Period	$17,037,627	$43,133,142	$15,770,449	$29,039,912
CHANGES IN SHARES OUTSTANDING
Shares issued	2,000,000	1,750,000	1,700,000	1,150,000
Shares redeemed	(3,175,000)	(50,000)	(2,350,000)	—
Net increase (decrease) in Shares outstanding	(1,175,000)	1,700,000	(650,000)	1,150,000
Shares outstanding, Beginning of Year or Period	1,700,000	—	1,150,000	—
Shares outstanding, End of Year or Period	525,000	1,700,000	500,000	1,150,000

*	The Fund commenced operations on April 28, 2023.
**	The Fund commenced operations on May 31, 2023.
The accompanying notes are an integral part of the financial statements.

63

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF		AllianzIM U.S. Large Cap Buffer10 Aug ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
OPERATIONS:
Net investment income (loss)	$(515,579)	$(430,334)	$(598,229)	$(90,846)
Net realized gain (loss)	14,610,759	(1,283,325)	15,564,461	—
Net change in unrealized appreciation (depreciation)	5,114,023	4,572,324	6,228,811	(2,487,439)
Net increase (decrease) in net assets resulting from operations	19,209,203	2,858,665	21,195,043	(2,578,285)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	224,473,788	103,532,703	292,634,049	58,474,424
Cost of Shares redeemed	(270,995,837)	(62,426,817)	(246,021,968)	—
Net increase (decrease) in net assets from capital transactions	(46,522,049)	41,105,886	46,612,081	58,474,424
Total increase (decrease) in net assets	(27,312,846)	43,964,551	67,807,124	55,896,139
NET ASSETS
Beginning of Year or Period	88,899,657	44,935,106	55,896,139	—
End of Year or Period	$61,586,811	$88,899,657	$123,703,263	$55,896,139
CHANGES IN SHARES OUTSTANDING
Shares issued	6,225,000	3,375,000	10,275,000	2,375,000
Shares redeemed	(7,550,000)	(2,075,000)	(8,575,000)	—
Net increase (decrease) in Shares outstanding	(1,325,000)	1,300,000	1,700,000	2,375,000
Shares outstanding, Beginning of Year or Period	2,925,000	1,625,000	2,375,000	—
Shares outstanding, End of Year or Period	1,600,000	2,925,000	4,075,000	2,375,000

*	The Fund commenced operations on July 31, 2023.
The accompanying notes are an integral part of the financial statements.

64

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Sep ETF		AllianzIM U.S. Large Cap Buffer10 Oct ETF
	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$(197,489)	$(13,611)	$(336,756)	$(387,370)
Net realized gain (loss)	3,780,425	(254,925)	7,082,989	9,945,326
Net change in unrealized appreciation (depreciation)	1,728,560	(308,725)	448,279	(3,093,603)
Net increase (decrease) in net assets resulting from operations	5,311,496	(577,261)	7,194,512	6,464,353
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	128,515,120	26,512,261	177,738,047	79,114,682
Cost of Shares redeemed	(53,552,852)	(12,857,775)	(89,048,507)	(113,270,208)
Net increase (decrease) in net assets from capital transactions	74,962,268	13,654,486	88,689,540	(34,155,526)
Total increase (decrease) in net assets	80,273,764	13,077,225	95,884,052	(27,691,173)
NET ASSETS
Beginning of Year or Period	13,077,225	—	36,603,198	64,294,371
End of Year or Period	$93,350,989	$13,077,225	$132,487,250	$36,603,198
CHANGES IN SHARES OUTSTANDING
Shares issued	4,475,000	1,075,000	4,825,000	2,500,000
Shares redeemed	(1,900,000)	(525,000)	(2,450,000)	(3,625,000)
Net increase (decrease) in Shares outstanding	2,575,000	550,000	2,375,000	(1,125,000)
Shares outstanding, Beginning of Year or Period	550,000	—	1,175,000	2,300,000
Shares outstanding, End of Year or Period	3,125,000	550,000	3,550,000	1,175,000

*	The Fund commenced operations on August 31, 2023.
The accompanying notes are an integral part of the financial statements.

65

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Nov ETF		AllianzIM U.S. Large Cap Buffer10 Dec ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
OPERATIONS:
Net investment income (loss)	$(78,562)	$(101,036)	$(232,022)	$(127,951)
Net realized gain (loss)	1,971,306	1,494,478	8,790,524	2,084,540
Net change in unrealized appreciation (depreciation)	(3,911)	(1,478)	(1,197,429)	(139,339)
Net increase (decrease) in net assets resulting from operations	1,888,833	1,391,964	7,361,073	1,817,250
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	(242,065)	—
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	57,376,800	21,602,320	128,451,474	87,443,296
Cost of Shares redeemed	(41,539,607)	(18,596,277)	(137,986,062)	(70,028,915)
Net increase (decrease) in net assets from capital transactions	15,837,193	3,006,043	(9,534,588)	17,414,381
Total increase (decrease) in net assets	17,726,026	4,398,007	(2,415,580)	19,231,631
NET ASSETS
Beginning of Year or Period	9,396,020	4,998,013	19,231,631	—
End of Year or Period	$27,122,046	$9,396,020	$16,816,051	$19,231,631
CHANGES IN SHARES OUTSTANDING
Shares issued	1,850,000	825,000	4,450,000	3,400,000
Shares redeemed	(1,350,000)	(675,000)	(4,675,000)	(2,650,000)
Net increase (decrease) in Shares outstanding	500,000	150,000	(225,000)	750,000
Shares outstanding, Beginning of Year or Period	350,000	200,000	750,000	—
Shares outstanding, End of Year or Period	850,000	350,000	525,000	750,000

*	The Fund commenced operations on November 30, 2022.
The accompanying notes are an integral part of the financial statements.

66

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Jan ETF		AllianzIM U.S. Large Cap Buffer20 Feb ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
OPERATIONS:
Net investment income (loss)	$(1,963,291)	$(616,606)	$(820,684)	$(287,710)
Net realized gain (loss)	42,625,116	(18,196,484)	13,936,745	2,560,450
Net change in unrealized appreciation (depreciation)	(5,808,324)	27,374,405	2,405,342	462,080
Net increase (decrease) in net assets resulting from operations	34,853,501	8,561,315	15,521,403	2,734,820
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	(74,492)	—
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	806,682,098	77,766,872	266,023,638	120,088,435
Cost of Shares redeemed	(739,898,635)	(43,586,155)	(265,032,795)	(73,045,450)
Net increase (decrease) in net assets from capital transactions	66,783,463	34,180,717	990,843	47,042,985
Total increase (decrease) in net assets	101,636,964	42,742,032	16,437,754	49,777,805
NET ASSETS
Beginning of Year or Period	97,703,468	54,961,436	49,777,805	—
End of Year or Period	$199,340,432	$97,703,468	$66,215,559	$49,777,805
CHANGES IN SHARES OUTSTANDING
Shares issued	26,300,000	2,875,000	9,425,000	4,675,000
Shares redeemed	(23,700,000)	(1,600,000)	(9,175,000)	(2,750,000)
Net increase (decrease) in Shares outstanding	2,600,000	1,275,000	250,000	1,925,000
Shares outstanding, Beginning of Year or Period	3,425,000	2,150,000	1,925,000	—
Shares outstanding, End of Year or Period	6,025,000	3,425,000	2,175,000	1,925,000

*	The Fund commenced operations on January 31, 2023.
The accompanying notes are an integral part of the financial statements.

67

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Mar ETF		AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$(867,643)	$(125,240)	$(1,428,234)	$(797,009)
Net realized gain (loss)	12,272,128	129,255	22,583,342	(9,008,523)
Net change in unrealized appreciation (depreciation)	2,534,177	1,393,048	6,069,558	16,788,284
Net increase (decrease) in net assets resulting from operations	13,938,662	1,397,063	27,224,666	6,982,752
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	272,571,044	27,549,854	343,829,232	183,372,781
Cost of Shares redeemed	(241,355,757)	(3,308,325)	(323,930,542)	(119,754,880)
Net increase (decrease) in net assets from capital transactions	31,215,287	24,241,529	19,898,690	63,617,901
Total increase (decrease) in net assets	45,153,949	25,638,592	47,123,356	70,600,653
NET ASSETS
Beginning of Year or Period	25,638,592	—	129,167,074	58,566,421
End of Year or Period	$70,792,541	$25,638,592	$176,290,430	$ 129,167,074
CHANGES IN SHARES OUTSTANDING
Shares issued	9,600,000	1,100,000	11,425,000	6,800,000
Shares redeemed	(8,250,000)	(125,000)	(10,600,000)	(4,400,000)
Net increase (decrease) in Shares outstanding	1,350,000	975,000	825,000	2,400,000
Shares outstanding, Beginning of Year or Period	975,000	—	4,654,000	2,254,000
Shares outstanding, End of Year or Period	2,325,000	975,000	5,479,000	4,654,000

*	The Fund commenced operations on February 28, 2023.
The accompanying notes are an integral part of the financial statements.

68

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 May ETF		AllianzIM U.S. Large Cap Buffer20 Jun ETF
	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023**
OPERATIONS:
Net investment income (loss)	$(398,237)	$(290,426)	$(651,629)	$(193,620)
Net realized gain (loss)	9,471,412	46,266	11,899,250	(31,600)
Net change in unrealized appreciation (depreciation)	1,414,895	2,194,702	1,301,664	315,916
Net increase (decrease) in net assets resulting from operations	10,488,070	1,950,542	12,549,285	90,696
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	96,646,864	90,544,870	268,692,933	68,364,862
Cost of Shares redeemed	(131,270,732)	(14,309,513)	(296,056,759)	(1,297,347)
Net increase (decrease) in net assets from capital transactions	(34,623,868)	76,235,357	(27,363,826)	67,067,515
Total increase (decrease) in net assets	(24,135,798)	78,185,899	(14,814,541)	67,158,211
NET ASSETS
Beginning of Year or Period	78,185,899	—	67,158,211	—
End of Year or Period	$54,050,101	$78,185,899	$52,343,670	$67,158,211
CHANGES IN SHARES OUTSTANDING
Shares issued	3,475,000	3,625,000	9,525,000	2,700,000
Shares redeemed	(4,750,000)	(550,000)	(10,400,000)	(50,000)
Net increase (decrease) in Shares outstanding	(1,275,000)	3,075,000	(875,000)	2,650,000
Shares outstanding, Beginning of Year or Period	3,075,000	—	2,650,000	—
Shares outstanding, End of Year or Period	1,800,000	3,075,000	1,775,000	2,650,000

*	The Fund commenced operations on April 28, 2023.
**	The Fund commenced operations on May 31, 2023.
The accompanying notes are an integral part of the financial statements.

69

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Jul ETF		AllianzIM U.S. Large Cap Buffer20 Aug ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
OPERATIONS:
Net investment income (loss)	$(1,527,300)	$(1,101,151)	$(1,295,647)	$(248,639)
Net realized gain (loss)	28,895,039	(3,662,985)	22,071,627	(92,437)
Net change in unrealized appreciation (depreciation)	10,031,389	13,626,102	12,074,223	(4,117,771)
Net increase (decrease) in net assets resulting from operations	37,399,128	8,861,966	32,850,203	(4,458,847)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	482,276,640	231,568,421	557,346,687	162,623,715
Cost of Shares redeemed	(532,312,858)	(150,969,163)	(396,518,287)	(2,480,570)
Net increase (decrease) in net assets from capital transactions	(50,036,218)	80,599,258	160,828,400	160,143,145
Total increase (decrease) in net assets	(12,637,090)	89,461,224	193,678,603	155,684,298
NET ASSETS
Beginning of Year or Period	212,269,396	122,808,172	155,684,298	—
End of Year or Period	$199,632,306	$212,269,396	$349,362,901	$155,684,298
CHANGES IN SHARES OUTSTANDING
Shares issued	14,700,000	7,900,000	20,275,000	6,575,000
Shares redeemed	(16,200,000)	(5,200,000)	(14,600,000)	(100,000)
Net increase (decrease) in Shares outstanding	(1,500,000)	2,700,000	5,675,000	6,475,000
Shares outstanding, Beginning of Year or Period	7,300,000	4,600,000	6,475,000	—
Shares outstanding, End of Year or Period	5,800,000	7,300,000	12,150,000	6,475,000

*	The Fund commenced operations on July 31, 2023.
The accompanying notes are an integral part of the financial statements.

70

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Sep ETF		AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$(534,045)	$(28,572)	$(1,039,433)	$(936,797)
Net realized gain (loss)	6,305,573	(419,610)	17,413,976	20,965,609
Net change in unrealized appreciation (depreciation)	4,353,794	(337,354)	512,842	(4,394,282)
Net increase (decrease) in net assets resulting from operations	10,125,322	(785,536)	16,887,385	15,634,530
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	322,938,970	60,647,984	448,293,652	135,014,828
Cost of Shares redeemed	(100,382,573)	(28,384,990)	(283,586,127)	(177,264,650)
Net increase (decrease) in net assets from capital transactions	222,556,397	32,262,994	164,707,525	(42,249,822)
Total increase (decrease) in net assets	232,681,719	31,477,458	181,594,910	(26,615,292)
NET ASSETS
Beginning of Year or Period	31,477,458	—	129,219,447	155,834,739
End of Year or Period	$264,159,177	$31,477,458	$310,814,357	$129,219,447
CHANGES IN SHARES OUTSTANDING
Shares issued	11,650,000	2,450,000	13,025,000	4,375,000
Shares redeemed	(3,650,000)	(1,150,000)	(8,325,000)	(5,850,000)
Net increase (decrease) in Shares outstanding	8,000,000	1,300,000	4,700,000	(1,475,000)
Shares outstanding, Beginning of Year or Period	1,300,000	—	4,200,000	5,675,000
Shares outstanding, End of Year or Period	9,300,000	1,300,000	8,900,000	4,200,000

*	The Fund commenced operations on August 31, 2023.
The accompanying notes are an integral part of the financial statements.

71

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Nov ETF		AllianzIM U.S. Large Cap Buffer20 Dec ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
OPERATIONS:
Net investment income (loss)	$(232,515)	$(212,832)	$(607,811)	$(630,174)
Net realized gain (loss)	4,134,831	3,006,741	14,987,384	7,874,450
Net change in unrealized appreciation (depreciation)	(1,294)	(5,189)	979,377	578,058
Net increase (decrease) in net assets resulting from operations	3,901,022	2,788,720	15,358,950	7,822,334
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	(1,319,661)	—
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	78,249,749	53,955,951	209,376,279	221,316,061
Cost of Shares redeemed	(70,463,052)	(42,274,137)	(227,028,578)	(154,725,080)
Net increase (decrease) in net assets from capital transactions	7,786,697	11,681,814	(17,652,299)	66,590,981
Total increase (decrease) in net assets	11,687,719	14,470,534	(3,613,010)	74,413,315
NET ASSETS
Beginning of Year or Period	19,468,547	4,998,013	74,413,315	—
End of Year or Period	$31,156,266	$19,468,547	$70,800,305	$74,413,315
CHANGES IN SHARES OUTSTANDING
Shares issued	2,700,000	2,075,000	7,475,000	8,675,000
Shares redeemed	(2,400,000)	(1,550,000)	(8,050,000)	(5,775,000)
Net increase (decrease) in Shares outstanding	300,000	525,000	(575,000)	2,900,000
Shares outstanding, Beginning of Year or Period	725,000	200,000	2,900,000	—
Shares outstanding, End of Year or Period	1,025,000	725,000	2,325,000	2,900,000

*	The Fund commenced operations on November 30, 2022.
The accompanying notes are an integral part of the financial statements.

72

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	AllianzIM U.S. Equity Buffer15 Uncapped May ETF	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
	For the Period Ended October 31, 2024*	For the Period Ended October 31, 2024**	For the Period Ended October 31, 2024***	For the Period Ended October 31, 2024****
OPERATIONS:
Net investment income (loss)	$(91,004)	$(51,825)	$(40,640)	$(86,100)
Net realized gain (loss)	2,077,665	2,082,131	1,332,954	2,464,594
Net change in unrealized appreciation (depreciation)	(203,822)	(682,084)	(525,253)	(1,260,025)
Net increase (decrease) in net assets resulting from operations	1,782,839	1,348,222	767,061	1,118,469
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	47,448,424	43,992,001	41,245,057	92,376,260
Cost of Shares redeemed	(24,535,697)	(30,065,012)	(28,025,335)	(50,033,788)
Net increase (decrease) in net assets from capital transactions	22,912,727	13,926,989	13,219,722	42,342,472
Total increase (decrease) in net assets	24,695,566	15,275,211	13,986,783	43,460,941
NET ASSETS
Beginning of Period	—	—	—	—
End of Period	$24,695,566	$15,275,211	$13,986,783	$43,460,941
CHANGES IN SHARES OUTSTANDING
Shares issued	1,850,000	1,625,000	1,575,000	3,575,000
Shares redeemed	(925,000)	(1,075,000)	(1,050,000)	(1,900,000)
Net increase (decrease) in Shares outstanding	925,000	550,000	525,000	1,675,000
Shares outstanding, Beginning of Period	—	—	—	—
Shares outstanding, End of Period	925,000	550,000	525,000	1,675,000

*	The Fund commenced operations on March 28, 2024.
**	The Fund commenced operations on April 30, 2024.
***	The Fund commenced operations on May 31, 2024.
****	The Fund commenced operations on June 28, 2024.
The accompanying notes are an integral part of the financial statements.

73

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
	For the Period Ended October 31, 2024*	For the Period Ended October 31, 2024**	For the Period Ended October 31, 2024***	For the Period Ended October 31, 2024****
OPERATIONS:
Net investment income (loss)	$(40,882)	$(20,547)	$(8,483)	$—
Net realized gain (loss)	—	68,439	12,512	—
Net change in unrealized appreciation (depreciation)	1,014,899	162,734	(200,525)	(1,016)
Net increase (decrease) in net assets resulting from operations	974,017	210,626	(196,496)	(1,016)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	24,694,342	26,198,539	21,912,247	5,000,000
Cost of Shares redeemed	—	(3,675,210)	(629,210)	—
Net increase (decrease) in net assets from capital transactions	24,694,342	22,523,329	21,283,037	5,000,000
Total increase (decrease) in net assets	25,668,359	22,733,955	21,086,541	4,998,984
NET ASSETS
Beginning of Period	—	—	—	—
End of Period	$ 25,668,359	$ 22,733,955	$ 21,086,541	$ 4,998,984
CHANGES IN SHARES OUTSTANDING
Shares issued	1,000,000	1,050,000	875,000	200,000
Shares redeemed	—	(150,000)	(25,000)	—
Net increase (decrease) in Shares outstanding	1,000,000	900,000	850,000	200,000
Shares outstanding, Beginning of Period	—	—	—	—
Shares outstanding, End of Period	1,000,000	900,000	850,000	200,000

*	The Fund commenced operations on July 31, 2024.
**	The Fund commenced operations on August 30, 2024.
***	The Fund commenced operations on September 30, 2024.
****	The Fund commenced operations on October 31, 2024.
The accompanying notes are an integral part of the financial statements.

74

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Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF		AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2024*	For the Period Ended October 31, 2024**
OPERATIONS:
Net investment income (loss)	$(1,082,538)	$(408,937)	$(123,221)	$(182,275)
Net realized gain (loss)	20,168,073	1,525,696	2,313,071	3,600,634
Net change in unrealized appreciation (depreciation)	10,748,122	195,189	370,627	437,110
Net increase (decrease) in net assets resulting from operations	29,833,657	1,311,948	2,560,477	3,855,469
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	559,722,333	166,638,788	79,474,822	106,463,288
Cost of Shares redeemed	(450,352,048)	(78,475,482)	(64,153,640)	(67,539,240)
Net increase (decrease) in net assets from capital transactions	109,370,285	88,163,306	15,321,182	38,924,048
Total increase (decrease) in net assets	139,203,942	89,475,254	17,881,659	42,779,517
NET ASSETS
Beginning of Year or Period	116,384,022	26,908,768	—	—
End of Year or Period	$255,587,964	$116,384,022	$17,881,659	$42,779,517
CHANGES IN SHARES OUTSTANDING
Shares issued	20,400,000	6,900,000	3,100,000	4,125,000
Shares redeemed	(16,475,000)	(3,300,000)	(2,450,000)	(2,550,000)
Net increase (decrease) in Shares outstanding	3,925,000	3,600,000	650,000	1,575,000
Shares outstanding, Beginning of Year or Period	4,775,000	1,175,000	—	—
Shares outstanding, End of Year or Period	8,700,000	4,775,000	650,000	1,575,000

*	The Fund commenced operations on January 31, 2024.
**	The Fund commenced operations on February 29, 2024.
The accompanying notes are an integral part of the financial statements.

75

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Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF		AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2024*	For the Period Ended October 31, 2024**
OPERATIONS:
Net investment income (loss)	$(610,374)	$(316,739)	$(27,675)	$(416,202)
Net realized gain (loss)	11,434,621	6,303,401	549,448	7,757,293
Net change in unrealized appreciation (depreciation)	716,577	(1,442,352)	(2,186)	(316,474)
Net increase (decrease) in net assets resulting from operations	11,540,824	4,544,310	519,587	7,024,617
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	497,033,027	153,927,819	23,595,388	356,482,585
Cost of Shares redeemed	(257,467,220)	(149,877,615)	(16,026,960)	(345,738,788)
Net increase (decrease) in net assets from capital transactions	239,565,807	4,050,204	7,568,428	10,743,797
Total increase (decrease) in net assets	251,106,631	8,594,514	8,088,015	17,768,414
NET ASSETS
Beginning of Year or Period	42,512,775	33,918,261	—	—
End of Year or Period	$293,619,406	$42,512,775	$8,088,015	$17,768,414
CHANGES IN SHARES OUTSTANDING
Shares issued	16,050,000	5,775,000	900,000	13,975,000
Shares redeemed	(8,350,000)	(5,600,000)	(600,000)	(13,300,000)
Net increase (decrease) in Shares outstanding	7,700,000	175,000	300,000	675,000
Shares outstanding, Beginning of Year or Period	1,575,000	1,400,000	—	—
Shares outstanding, End of Year or Period	9,275,000	1,575,000	300,000	675,000

*	The Fund commenced operations on April 30, 2024.
**	The Fund commenced operations on May 31, 2024.
The accompanying notes are an integral part of the financial statements.

76

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Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
	For the Period Ended October 31, 2024*	For the Period Ended October 31, 2024**
OPERATIONS:
Net investment income (loss)	$(65,555)	$(175,387)
Net realized gain (loss)	1,105,664	4,756,986
Net change in unrealized appreciation (depreciation)	429,867	(26,324)
Net increase (decrease) in net assets resulting from operations	1,469,976	4,555,275
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	35,320,262	104,223,480
Cost of Shares redeemed	(26,366,902)	(94,581,407)
Net increase (decrease) in net assets from capital transactions	8,953,360	9,642,073
Total increase (decrease) in net assets	10,423,336	14,197,348
NET ASSETS
Beginning of Period	—	—
End of Period	$10,423,336	$14,197,348
CHANGES IN SHARES OUTSTANDING
Shares issued	1,375,000	4,150,000
Shares redeemed	(1,000,000)	(3,625,000)
Net increase (decrease) in Shares outstanding	375,000	525,000
Shares outstanding, Beginning of Period	—	—
Shares outstanding, End of Period	375,000	525,000

*	The Fund commenced operations on January 31, 2024.
**	The Fund commenced operations on March 28, 2024.
The accompanying notes are an integral part of the financial statements.

77

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Financial Highlights

	AllianzIM U.S. Large Cap Buffer10 Jan ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period	$27.49	$25.36	$23.85	$27.37	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.23)	(0.19)	(0.02)	(0.19)	(0.15)
Net realized and unrealized gain (loss)	7.93	2.32	1.53	(3.33)	2.52
Total income (loss) from operations	7.70	2.13	1.51	(3.52)	2.37
NET ASSET VALUE, End of Period	$35.19	$27.49	$25.36	$23.85	$27.37
MARKET PRICE, End of Period	$35.19	$27.50	$25.37	$23.75	$27.39
NET ASSET VALUE, Total Return(b)	28.03%	8.37%	6.35%	(12.87)%	9.48%
MARKET PRICE, Total Return(c)	27.96%	8.43%	6.80%	(13.29)%	9.56%
Net assets, End of Period ($ thousands)	$44,868	$21,989	$65,309	$60,816	$43,109
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.72)%	(0.72)%	(0.74)%†	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on December 31, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

78

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Feb ETF		AllianzIM U.S. Large Cap Buffer10 Mar ETF
	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023**
NET ASSET VALUE, Beginning of Period	$25.79	$25.00	$26.37	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.22)ε	(0.14)	(0.23)	(0.13)
Net realized and unrealized gain (loss)	7.49	0.93	6.68	1.50
Total income (loss) from operations	7.27	0.79	6.45	1.37
Distributions:
From net realized gains	(0.10)	—	—	—
NET ASSET VALUE, End of Period	$32.96	$25.79	$32.82	$26.37
MARKET PRICE, End of Period	$33.01	$25.82	$32.86	$26.40
NET ASSET VALUE, Total Return(b)	28.20%ε	3.17%	24.43%	5.49%
MARKET PRICE, Total Return(c)	28.25%	3.29%	24.48%	5.59%
Net assets, End of Period ($ thousands)	$25,541	$29,016	$32,817	$7,912
Ratios of Average Net Assets
Total Expenses	0.74%ε	0.74%†	0.74%	0.74%†
Net Expenses	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.72)%ε	(0.71)%†	(0.73)%	(0.73)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on January 31, 2023.
**	The Fund commenced operations on February 28, 2023.
†	Annualized.
ε
The expense reimbursement on the Statement of Operations represents a voluntary reimbursement from the Administrator, Brown Brothers Harriman & Co. The impact of this voluntary reimbursement was immaterial to the net investment income per share. Without this voluntary reimbursement the net asset value per share would be $32.95, the net asset value total return would be 28.18% and the ratio of average net assets to net investment income would have been (0.73)%.

(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

79

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Apr ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$30.29	$27.23	$25.83	$28.06	$26.20	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.26)	(0.21)	(0.02)	(0.21)	(0.20)	(0.07)
Net realized and unrealized gain (loss)	7.56	3.27	1.42	(2.02)	3.28	1.27
Total income (loss) from operations	7.30	3.06	1.40	(2.23)	3.08	1.20
Distributions:
From net realized gains	—	—	—	—	(1.22)	—
NET ASSET VALUE, End of Period	$37.59	$30.29	$27.23	$25.83	$28.06	$26.20
MARKET PRICE, End of Period	$37.59	$30.33	$27.19	$25.70	$28.04	$26.27
NET ASSET VALUE, Total Return(b)	24.09%	11.26%	5.41%	(7.94)%	12.13%	4.78%
MARKET PRICE, Total Return(c)	23.93%	11.56%	5.81%	(8.37)%	11.77%	5.07%
Net assets, End of Period ($ thousands)	$47,928	$28,020	$18,377	$17,434	$15,431	$3,274
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.73)%	(0.72)%	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on May 28, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

80

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 May ETF		AllianzIM U.S. Large Cap Buffer10 Jun ETF
	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023**
NET ASSET VALUE, Beginning of Period	$25.37	$25.00	$25.25	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.21)	(0.09)	(0.21)	(0.08)
Net realized and unrealized gain (loss)	7.29	0.46	6.50	0.33
Total income (loss) from operations	7.08	0.37	6.29	0.25
NET ASSET VALUE, End of Period	$32.45	$25.37	$31.54	$25.25
MARKET PRICE, End of Period	$32.49	$25.38	$31.58	$25.30
NET ASSET VALUE, Total Return(b)	27.91%	1.49%	24.90%	1.01%
MARKET PRICE, Total Return(c)	28.00%	1.54%	24.84%	1.20%
Net assets, End of Period ($ thousands)	$17,038	$43,133	$15,770	$29,040
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.71)%	(0.71)%†	(0.71)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on April 28, 2023.
**	The Fund commenced operations on May 31, 2023.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

81

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$30.39	$27.65	$26.22	$27.87	$26.17	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.25)	(0.22)	(0.02)	(0.21)	(0.21)	(0.05)
Net realized and unrealized gain (loss)	8.35	2.96	1.45	(1.44)	2.94	1.22
Total income (loss) from operations	8.10	2.74	1.43	(1.65)	2.73	1.17
Distributions:
From net realized gains	—	—	—	—	(1.03)	—
NET ASSET VALUE, End of Period	$38.49	$30.39	$27.65	$26.22	$27.87	$26.17
MARKET PRICE, End of Period	$38.50	$30.48	$27.70	$26.13	$27.85	$26.27
NET ASSET VALUE, Total Return(b)	26.65%	9.91%	5.47%	(5.92)%	10.64%	4.68%
MARKET PRICE, Total Return(c)	26.31%	10.02%	6.04%	(6.19)%	10.14%	5.08%
Net assets, End of Period ($ thousands)	$61,587	$88,900	$44,935	$38,015	$32,745	$3,271
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.71)%	(0.72)%	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on June 30, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

82

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Aug ETF		AllianzIM U.S. Large Cap Buffer10 Sep ETF
	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023**
NET ASSET VALUE, Beginning of Period	$23.54	$25.00	$23.78	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.21)	(0.04)	(0.21)	(0.03)
Net realized and unrealized gain (loss)	7.03	(1.42)	6.30	(1.19)
Total income (loss) from operations	6.82	(1.46)	6.09	(1.22)
NET ASSET VALUE, End of Period	$30.36	$23.54	$29.87	$23.78
MARKET PRICE, End of Period	$30.40	$23.58	$29.93	$23.87
NET ASSET VALUE, Total Return(b)	28.98%	(5.86)%	25.64%	(4.89)%
MARKET PRICE, Total Return(c)	28.97%	(5.70)%	25.38%	(4.51)%
Net assets, End of Period ($ thousands)	$123,703	$55,896	$93,351	$13,077
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.73)%	(0.71)%†	(0.73)%	(0.70)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on July 31, 2023.
**	The Fund commenced operations on August 31, 2023.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

83

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Oct ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$31.15	$27.95	$26.63	$28.80	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.26)	(0.21)	(0.02)	(0.21)	(0.20)	—
Net realized and unrealized gain (loss)	6.43	3.41	1.34	(1.96)	4.00	—
Total income (loss) from operations	6.17	3.20	1.32	(2.17)	3.80	—
NET ASSET VALUE, End of Period	$37.32	$31.15	$27.95	$26.63	$28.80	$25.00
MARKET PRICE, End of Period	$37.35	$31.23	$28.05	$26.71	$28.84	—
NET ASSET VALUE, Total Return(b)	19.80%	11.44%	4.97%	(7.54)%	15.23%	—
MARKET PRICE, Total Return(c)	19.62%	11.32%	5.01%	(7.37)%	15.35%	—
Net assets, End of Period ($ thousands)	$132,487	$36,603	$64,294	$43,941	$39,606	$24,998
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%†	0.74%	0.74%	—
Net Investment Income	(0.72)%	(0.71)%	(0.72)%†	(0.74)%	(0.74)%	—
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on September 30, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

84

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Nov ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022*
NET ASSET VALUE, Beginning of Period	$26.85	$24.99	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.22)	(0.19)	—
Net realized and unrealized gain (loss)	5.28	2.05	(0.01)
Total income (loss) from operations	5.06	1.86	(0.01)
NET ASSET VALUE, End of Period	$31.91	$26.85	$24.99
MARKET PRICE, End of Period	$31.94	$26.91	—
NET ASSET VALUE, Total Return(b)	18.86%	7.43%	(0.04)%
MARKET PRICE, Total Return(c)	18.68%	7.64%	—
Net assets, End of Period ($ thousands)	$27,122	$9,396	$4,998
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	—
Net Investment Income	(0.72)%	(0.71)%	—
Portfolio turnover(d)	—	—	—

*	The Fund commenced operations on October 31, 2022.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

85

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Dec ETF
	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period	$25.64	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.21)ε	(0.17)
Net realized and unrealized gain (loss)	6.74	0.81
Total income (loss) from operations	6.53	0.64
Distributions:
From net realized gains	(0.14)	—
NET ASSET VALUE, End of Period	$32.03	$25.64
MARKET PRICE, End of Period	$32.04	$25.66
NET ASSET VALUE, Total Return(b)	25.52%ε	2.57%
MARKET PRICE, Total Return(c)	25.46%	2.65%
Net assets, End of Period ($ thousands)	$16,816	$19,232
Ratios of Average Net Assets
Total Expenses	0.76%ε	0.74%†
Net Expenses	0.74%	0.74%†
Net Investment Income	(0.71)%ε	(0.71)%†
Portfolio turnover(d)	—	—

*	The Fund commenced operations on November 30, 2022.
†	Annualized.
ε
The expense reimbursement on the Statement of Operations represents a voluntary reimbursement from the Administrator, Brown Brothers Harriman & Co. Without this voluntary reimbursement the net investment income per share would be $(0.22), the net asset value per share would be $32.02, the net asset value total return would be 25.48% and the ratio of average net assets to net investment income would have been (0.74)%.

(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

86

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Jan ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period	$28.53	$25.56	$24.60	$26.22	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.23)	(0.20)	(0.02)	(0.19)	(0.14)
Net realized and unrealized gain (loss)	4.79	3.17	0.98	(1.43)	1.36
Total income (loss) from operations	4.56	2.97	0.96	(1.62)	1.22
NET ASSET VALUE, End of Period	$33.09	$28.53	$25.56	$24.60	$26.22
MARKET PRICE, End of Period	$33.08	$28.55	$25.54	$24.51	$26.26
NET ASSET VALUE, Total Return(b)	15.98%	11.59%	3.90%	(6.18)%	4.90%
MARKET PRICE, Total Return(c)	15.90%	11.79%	4.17%	(6.67)%	5.06%
Net assets, End of Period ($ thousands)	$199,340	$97,703	$54,961	$54,745	$58,350
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.72)%	(0.71)%	(0.74)%†	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on December 31, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

87

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Feb ETF		AllianzIM U.S. Large Cap Buffer20 Mar ETF
	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023**
NET ASSET VALUE, Beginning of Period	$25.86	$25.00	$26.30	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.21)ε	(0.14)	(0.21)	(0.12)
Net realized and unrealized gain (loss)	4.83	1.00	4.36	1.42
Total income (loss) from operations	4.62	0.86	4.15	1.30
Distributions:
From net realized gains	(0.04)	—	—	—
NET ASSET VALUE, End of Period	$30.44	$25.86	$30.45	$26.30
MARKET PRICE, End of Period	$30.46	$25.89	$30.47	$26.31
NET ASSET VALUE, Total Return(b)	17.91%ε	3.43%	15.79%	5.18%
MARKET PRICE, Total Return(c)	17.85%	3.56%	15.79%	5.26%
Net assets, End of Period ($ thousands)	$66,216	$49,778	$70,793	$25,639
Ratios of Average Net Assets
Total Expenses	0.74%ε	0.74%†	0.74%	0.74%†
Net Expenses	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.72)%ε	(0.71)%†	(0.73)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on January 31, 2023.
**	The Fund commenced operations on February 28, 2023.
†	Annualized.
ε
The expense reimbursement on the Statement of Operations represents a voluntary reimbursement from the Administrator, Brown Brothers Harriman & Co. The impact of this voluntary reimbursement was immaterial to the net investment income per share and the Fund’s total return, representing less than $0.005 per share. Without this voluntary reimbursement the ratio of average net assets to net investment income would have been (0.72)%.

(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

88

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$27.75	$25.98	$25.16	$26.49	$25.69	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.22)	(0.20)	(0.02)	(0.19)	(0.20)	(0.06)
Net realized and unrealized gain (loss)	4.65	1.97	0.84	(1.14)	1.70	0.75
Total income (loss) from operations	4.43	1.77	0.82	(1.33)	1.50	0.69
Distributions:
From net realized gains	—	—	—	—	(0.70)	—
NET ASSET VALUE, End of Period	$32.18	$27.75	$25.98	$25.16	$26.49	$25.69
MARKET PRICE, End of Period	$32.19	$27.76	$25.95	$25.05	$26.53	$25.75
NET ASSET VALUE, Total Return(b)	15.93%	6.81%	3.29%	(5.02)%	5.90%	2.78%
MARKET PRICE, Total Return(c)	15.98%	6.94%	3.62%	(5.57)%	5.81%	3.02%
Net assets, End of Period ($ thousands)	$176,290	$ 129,167	$58,566	$57,961	$23,281	$3,315
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.72)%	(0.71)%	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on May 28, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

89

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 May ETF		AllianzIM U.S. Large Cap Buffer20 Jun ETF
	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023**
NET ASSET VALUE, Beginning of Period	$25.43	$25.00	$25.34	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.20)	(0.10)	(0.20)	(0.08)
Net realized and unrealized gain (loss)	4.80	0.53	4.35	0.42
Total income (loss) from operations	4.60	0.43	4.15	0.34
NET ASSET VALUE, End of Period	$30.03	$25.43	$29.49	$25.34
MARKET PRICE, End of Period	$30.05	$25.50	$29.56	$25.34
NET ASSET VALUE, Total Return(b)	18.10%	1.71%	16.36%	1.37%
MARKET PRICE, Total Return(c)	17.84%	2.01%	16.65%	1.36%
Net assets, End of Period ($ thousands)	$54,050	$78,186	$52,344	$67,158
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.72)%	(0.73)%†	(0.72)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on April 28, 2023.
**	The Fund commenced operations on May 31, 2023.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

90

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Jul ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$29.08	$26.70	$25.77	$26.47	$25.68	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.23)	(0.21)	(0.02)	(0.20)	(0.20)	(0.05)
Net realized and unrealized gain (loss)	5.57	2.59	0.95	(0.50)	1.57	0.73
Total income (loss) from operations	5.34	2.38	0.93	(0.70)	1.37	0.68
Distributions:
From net realized gains	—	—	—	—	(0.58)	—
NET ASSET VALUE, End of Period	$34.42	$29.08	$26.70	$25.77	$26.47	$25.68
MARKET PRICE, End of Period	$34.38	$29.08	$26.75	$25.76	$26.51	$25.76
NET ASSET VALUE, Total Return(b)	18.37%	8.92%	3.59%	(2.66)%	5.43%	2.72%
MARKET PRICE, Total Return(c)	18.23%	8.73%	3.82%	(2.83)%	5.23%	3.06%
Net assets, End of Period ($ thousands)	$199,632	$212,269	$122,808	$112,104	$43,021	$3,852
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.72)%	(0.72)%	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on June 30, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

91

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Aug ETF		AllianzIM U.S. Large Cap Buffer20 Sep ETF
	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023**
NET ASSET VALUE, Beginning of Period	$24.04	$25.00	$24.21	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.20)	(0.04)	(0.20)	(0.03)
Net realized and unrealized gain (loss)	4.91	(0.92)	4.39	(0.76)
Total income (loss) from operations	4.71	(0.96)	4.19	(0.79)
NET ASSET VALUE, End of Period	$28.75	$24.04	$28.40	$24.21
MARKET PRICE, End of Period	$28.72	$24.05	$28.36	$24.21
NET ASSET VALUE, Total Return(b)	19.59%	(3.82)%	17.31%	(3.15)%
MARKET PRICE, Total Return(c)	19.42%	(3.80)%	17.14%	(3.16)%
Net assets, End of Period ($ thousands)	$349,363	$155,684	$264,159	$31,477
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.72)%	(0.71)%†	(0.73)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on July 31, 2023.
**	The Fund commenced operations on August 31, 2023.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

92

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$30.77	$27.46	$26.69	$26.89	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.24)	(0.21)	(0.02)	(0.20)	(0.19)	—
Net realized and unrealized gain (loss)	4.39	3.52	0.79	—	2.08	—
Total income (loss) from operations	4.15	3.31	0.77	(0.20)	1.89	—
NET ASSET VALUE, End of Period	$34.92	$30.77	$27.46	$26.69	$26.89	$25.00
MARKET PRICE, End of Period	$34.94	$30.85	$27.52	$26.75	$26.92	—
NET ASSET VALUE, Total Return(b)	13.51%	12.04%	2.90%	(0.75)%	7.57%	—
MARKET PRICE, Total Return(c)	13.24%	12.09%	2.91%	(0.65)%	7.68%	—
Net assets, End of Period ($ thousands)	$310,814	$129,219	$155,835	$87,396	$30,922	$24,998
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%†	0.74%	0.74%	—
Net Investment Income	(0.72)%	(0.71)%	(0.72)%†	(0.74)%	(0.74)%	—
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on September 30, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

93

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Nov ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022*
NET ASSET VALUE, Beginning of Period	$26.85	$24.99	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.21)	(0.19)	—
Net realized and unrealized gain (loss)	3.76	2.05	(0.01)
Total income (loss) from operations	3.55	1.86	(0.01)
NET ASSET VALUE, End of Period	$30.40	$26.85	$24.99
MARKET PRICE, End of Period	$30.44	$26.89	—
NET ASSET VALUE, Total Return(b)	13.19%	7.46%	(0.04)%
MARKET PRICE, Total Return(c)	13.19%	7.57%	—
Net assets, End of Period ($ thousands)	$31,156	$19,469	$4,998
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	—
Net Investment Income	(0.72)%	(0.71)%	—
Portfolio turnover(d)	—	—	—

*	The Fund commenced operations on October 31, 2022.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

94

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Dec ETF
	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period	$25.66	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.21)ε	(0.17)
Net realized and unrealized gain (loss)	5.36	0.83
Total income (loss) from operations	5.15	0.66
Distributions:
From net realized gains	(0.36)	—
NET ASSET VALUE, End of Period	$30.45	$25.66
MARKET PRICE, End of Period	$30.42	$25.70
NET ASSET VALUE, Total Return(b)	20.18%ε	2.64%
MARKET PRICE, Total Return(c)	19.87%	2.80%
Net assets, End of Period ($ thousands)	$70,800	$74,413
Ratios of Average Net Assets
Total Expenses	0.79%ε	0.74%†
Net Expenses	0.74%	0.74%†
Net Investment Income	(0.72)%ε	(0.71)%†
Portfolio turnover(d)	—	—

*	The Fund commenced operations on November 30, 2022.
†	Annualized.
ε
The expense reimbursement on the Statement of Operations represents a voluntary reimbursement from the Administrator, Brown Brothers Harriman & Co. Without this voluntary reimbursement the net investment income per share would be $(0.22), the net asset value per share would be $30.43, the net asset value total return would be 20.10% and the ratio of average net assets to net investment income would have been (0.77)%.

(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

95

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	AllianzIM U.S. Equity Buffer15 Uncapped May ETF	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
	For the Period Ended October 31, 2024*	For the Period Ended October 31, 2024**	For the Period Ended October 31, 2024***	For the Period Ended October 31, 2024****
NET ASSET VALUE, Beginning of Period	$25.00	$25.00	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.11)	(0.10)	(0.08)	(0.06)
Net realized and unrealized gain (loss)	1.81	2.87	1.72	1.01
Total income (loss) from operations	1.70	2.77	1.64	0.95
NET ASSET VALUE, End of Period	$26.70	$27.77	$26.64	$25.95
MARKET PRICE, End of Period	$26.72	$27.80	$26.68	$25.97
NET ASSET VALUE, Total Return(b)	6.79%	11.09%	6.57%	3.79%
MARKET PRICE, Total Return(c)	6.89%	11.22%	6.73%	3.88%
Net assets, End of Period ($ thousands)	$24,696	$15,275	$13,987	$43,461
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.73)%†	(0.73)%†	(0.74)%†	(0.74)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on March 28, 2024.
**	The Fund commenced operations on April 30, 2024.
***	The Fund commenced operations on May 31, 2024.
****	The Fund commenced operations on June 28, 2024.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

96

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
	For the Period Ended October 31, 2024*	For the Period Ended October 31, 2024**	For the Period Ended October 31, 2024***	For the Period Ended October 31, 2024****
NET ASSET VALUE, Beginning of Period	$25.00	$25.00	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.05)	(0.03)	(0.02)	—
Net realized and unrealized gain (loss)	0.72	0.29	(0.17)	(0.01)
Total income (loss) from operations	0.67	0.26	(0.19)	(0.01)
NET ASSET VALUE, End of Period	$25.67	$25.26	$24.81	$24.99
MARKET PRICE, End of Period	$25.69	$25.28	$24.85	$—
NET ASSET VALUE, Total Return(b)	2.67%	1.04%	(0.77)%	(0.04)%
MARKET PRICE, Total Return(c)	2.76%	1.12%	(0.60)%	—
Net assets, End of Period ($ thousands)	$25,668	$22,734	$21,087	$4,999
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†	—
Net Investment Income	(0.74)%†	(0.74)%†	(0.73)%†	—
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on July 31, 2024.
**	The Fund commenced operations on August 30, 2024.
***	The Fund commenced operations on September 30, 2024.
****	The Fund commenced operations on October 31, 2024.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

97

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Period Ended September 30, 2022*
NET ASSET VALUE, Beginning of Period	$24.37	$22.90	$21.89	$25.00
Income (loss)from operations:
Net investment income (loss)(a)	(0.20)	(0.17)	(0.01)	(0.13)
Net realized and unrealized gain (loss)	5.21	1.64	1.02	(2.98)
Total income (loss) from operations	5.01	1.47	1.01	(3.11)
NET ASSET VALUE, End of Period	$29.38	$24.37	$22.90	$21.89
MARKET PRICE, End of Period	$29.39	$24.46	$22.90	$21.88
NET ASSET VALUE, Total Return(b)	20.53%	6.43%	4.61%	(12.43)%
MARKET PRICE, Total Return(c)	20.16%	6.79%	4.70%	(12.50)%
Net assets, End of Period ($ thousands)	$255,588	$116,384	$26,909	$25,177
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%†	0.74%†
Net Investment Income	(0.71)%	(0.71)%	(0.74)%†	(0.74)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on December 31, 2021.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

98

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
	For the Period Ended October 31, 2024*	For the Period Ended October 31, 2024**
NET ASSET VALUE, Beginning of Period	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.14)	(0.12)
Net realized and unrealized gain (loss)	2.65	2.28
Total income (loss) from operations	2.51	2.16
NET ASSET VALUE, End of Period	$27.51	$27.16
MARKET PRICE, End of Period	$27.56	$27.20
NET ASSET VALUE, Total Return(b)	10.04%	8.65%
MARKET PRICE, Total Return(c)	10.25%	8.81%
Net assets, End of Period ($ thousands)	$17,882	$42,780
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†
Net Investment Income	(0.71)%†	(0.71)%†
Portfolio turnover(d)	—	—

*	The Fund commenced operations on January 31, 2024.
**	The Fund commenced operations on February 29, 2024.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

99

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period	$26.99	$24.23	$23.26	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.22)	(0.19)	(0.01)	(0.19)	—
Net realized and unrealized gain (loss)	4.89	2.95	0.98	(1.55)	—**
Total income (loss) from operations	4.67	2.76	0.97	(1.74)	—
NET ASSET VALUE, End of Period	$31.66	$26.99	$24.23	$23.26	$25.00
MARKET PRICE, End of Period	$31.69	$27.03	$24.24	$23.32	—
NET ASSET VALUE, Total Return(b)	17.28%	11.41%	4.16%	(6.96)%	—
MARKET PRICE, Total Return(c)	17.22%	11.51%	3.94%	(6.70)%	—
Net assets, End of Period ($ thousands)	$293,619	$42,513	$33,918	$26,748	$14,998
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%†	0.74%	—
Net Investment Income	(0.72)%	(0.71)%	(0.72)%†	(0.74)%	—
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on September 30, 2021.
**	Rounds to less than $0.005
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

100

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
	For the Period Ended October 31, 2024*	For the Period Ended October 31, 2024**	For the Period Ended October 31, 2024***	For the Period Ended October 31, 2024****
NET ASSET VALUE, Beginning of Period	$25.00	$25.00	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	(0.08)	(0.14)	(0.11)
Net realized and unrealized gain (loss)	2.06	1.40	2.94	2.15
Total income (loss) from operations	1.96	1.32	2.80	2.04
NET ASSET VALUE, End of Period	$26.96	$26.32	$27.80	$27.04
MARKET PRICE, End of Period	$27.00	$26.34	$27.83	$27.06
NET ASSET VALUE, Total Return(b)	7.84%	5.29%	11.18%	8.17%
MARKET PRICE, Total Return(c)	7.98%	5.38%	11.32%	8.25%
Net assets, End of Period ($ thousands)	$8,088	$17,768	$10,423	$14,197
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.72)%†	(0.72)%†	(0.71)%†	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on April 30, 2024.
**	The Fund commenced operations on May 31, 2024.
***	The Fund commenced operations on January 31, 2024.
****	The Fund commenced operations on March 28, 2024.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

101

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024
NOTE 1 – ORGANIZATION
The AIM ETF Products Trust (the “Trust”) is a Delaware statutory trust organized on December 17, 2019. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares of forty separate series: AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Feb ETF, AllianzIM U.S. Large Cap Buffer10 Mar ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer10 May ETF, AllianzIM U.S. Large Cap Buffer10 Jun ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Aug ETF, AllianzIM U.S. Large Cap Buffer10 Sep ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer10 Nov ETF, AllianzIM U.S. Large Cap Buffer10 Dec ETF, AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Feb ETF, AllianzIM U.S. Large Cap Buffer20 Mar ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer20 May ETF, AllianzIM U.S. Large Cap Buffer20 Jun ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Aug ETF, AllianzIM U.S. Large Cap Buffer20 Sep ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Nov ETF, AllianzIM U.S. Large Cap Buffer20 Dec ETF, AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF, AllianzIM U.S. Equity Buffer15 Uncapped May ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF, AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF, AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF, AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF, AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF, AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF and AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF (each, a “Fund” and collectively, the “Funds”). AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF and AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF commenced operations on January 31, 2024. AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF commenced operations on February 29, 2024. AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF and AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF commenced operations on March 28, 2024. AllianzIM U.S. Equity Buffer15 Uncapped May ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF commenced operations on April 30, 2024. AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF commenced operations on May 31, 2024. AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF commenced operations on June 28, 2024. AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF commenced operations on July 31, 2024. AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF commenced operations on August 30, 2024. AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF commenced operations on September 30, 2024. AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF commenced operations on October 31, 2024.
Each Fund (other than the AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) is a non-diversified series of the Trust. Each of AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (collectively, the “Diversified Funds”) is a diversified series of the Trust. The Funds’ investment adviser is Allianz Investment Management LLC (the “Adviser”). The Funds’ distributor is Foreside Fund Services, LLC (the “Distributor”).
AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Feb ETF, AllianzIM U.S. Large Cap Buffer10 Mar ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer10 May ETF, AllianzIM U.S. Large Cap Buffer10 Jun ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Aug ETF, AllianzIM U.S. Large Cap Buffer10 Sep ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer10 Nov ETF and AllianzIM U.S. Large Cap Buffer10 Dec ETF (collectively, the “Buffer10 ETFs”) and AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF (collectively, the “6 Month Buffer10 ETFs”) seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.

102

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Feb ETF, AllianzIM U.S. Large Cap Buffer20 Mar ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer20 May ETF, AllianzIM U.S. Large Cap Buffer20 Jun ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Aug ETF, AllianzIM U.S. Large Cap Buffer20 Sep ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Nov ETF and AllianzIM U.S. Large Cap Buffer20 Dec ETF (collectively, the “Buffer20 ETFs”) seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of the Underlying ETF, up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF, AllianzIM U.S. Equity Buffer15 Uncapped May ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF, AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF, AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF, AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF and AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF (collectively, the “Uncapped ETFs”) seek to provide, at the end of the current Outcome Period (as defined in such Fund’s prospectus), returns that track the share price returns of the Underlying ETF that are in excess of a specified Spread in positive markets environments, while providing downside protection with a Buffer against the first 15% of Underlying ETF losses. The stated Spread and Buffer are before Fund fees and expenses.
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF and AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF (together, the “6 Month Floor5 ETFs”) seek to match, at the end of the current Outcome Period (as defined in such Fund's prospectus), the share price returns of the Underlying ETF, up to a specified upside Cap, while providing a Floor with protection to a maximum loss of 5%. The stated Cap and Floor are before Fund fees and expenses.
The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. The Funds that invest in the FLexible EXchange® Options (“FLEX Options”) on the Underlying ETF will not receive or benefit from any dividend payments made by the Underlying ETF.
Each Fund is a separate series of the Trust, and each share of a Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for a Fund’s shares and all assets of a Fund belong solely to that Fund and would be subject to liabilities related thereto.
The net asset value (“NAV”) is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE” or “Exchange”) is open for business. NAV is calculated for each Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of shares outstanding. The result, rounded to the nearest cent, is the NAV per share.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.
a.	Basis of Presentation
The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). Each Fund is an investment company and follows the accounting and reporting guidance in FASB Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

103

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Notes to Financial Statements
October 31, 2024 (continued)
b.	Investment Valuation
The Funds’ investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board has designated the Adviser to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund's NAV will be subject to the judgment of the Adviser. The Adviser's fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the NYSE. However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

104

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Notes to Financial Statements
October 31, 2024 (continued)
The following tables summarize the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of October 31, 2024:
AllianzIM U.S. Large Cap Buffer10 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$47,100,605	$ —	$47,100,605
Option Purchased - Puts	—	169,063	—	169,063
Short-Term Investments
Time Deposits	457,997	—	—	457,997
Total Assets	$ 457,997	$47,269,668	$—	$ 47,727,665
Liabilities
Call Options Written	$—	$(2,246,677)	$—	$(2,246,677)
Put Options Written	—	(90,714)	—	(90,714)
Total Liabilities	$—	$(2,337,391)	$—	$(2,337,391)

AllianzIM U.S. Large Cap Buffer10 Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$26,685,652	$—	$26,685,652
Option Purchased - Puts	—	164,897	—	164,897
Short-Term Investments
Time Deposits	299,072	—	—	299,072
Total Assets	$ 299,072	$26,850,549	$ —	$ 27,149,621
Liabilities
Call Options Written	$—	$(1,175,910)	$—	$(1,175,910)
Put Options Written	—	(101,686)	—	(101,686)
Total Liabilities	$—	$(1,277,596)	$—	$(1,277,596)

AllianzIM U.S. Large Cap Buffer10 Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$33,301,559	$ —	$33,301,559
Option Purchased - Puts	—	390,339	—	390,339
Short-Term Investments
Time Deposits	330,819	—	—	330,819
Total Assets	$ 330,819	$33,691,898	$—	$ 34,022,717
Liabilities
Call Options Written	$—	$(629,648)	$—	$(629,648)
Put Options Written	—	(196,093)	—	(196,093)
Total Liabilities	$—	$(825,741)	$—	$(825,741)

105

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Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Large Cap Buffer10 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$48,041,148	$ —	$48,041,148
Option Purchased - Puts	—	855,721	—	855,721
Short-Term Investments
Time Deposits	334,128	—	—	334,128
Total Assets	$ 334,128	$48,896,869	$—	$ 49,230,997
Liabilities
Call Options Written	$—	$(512,798)	$—	$(512,798)
Put Options Written	—	(426,867)	—	(426,867)
Total Liabilities	$—	$(939,665)	$—	$(939,665)

AllianzIM U.S. Large Cap Buffer10 May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$17,579,192	$ —	$17,579,192
Option Purchased - Puts	—	269,350	—	269,350
Short-Term Investments
Time Deposits	13,369	—	—	13,369
Total Assets	$ 13,369	$17,848,542	$—	$ 17,861,911
Liabilities
Call Options Written	$—	$(615,510)	$—	$(615,510)
Put Options Written	—	(144,824)	—	(144,824)
Total Liabilities	$—	$(760,334)	$—	$(760,334)

AllianzIM U.S. Large Cap Buffer10 Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$15,943,946	$ —	$15,943,946
Option Purchased - Puts	—	372,230	—	372,230
Short-Term Investments
Time Deposits	72,360	—	—	72,360
Total Assets	$ 72,360	$16,316,176	$—	$ 16,388,536
Liabilities
Call Options Written	$—	$(346,584)	$—	$(346,584)
Put Options Written	—	(195,635)	—	(195,635)
Total Liabilities	$—	$(542,219)	$—	$(542,219)

106

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Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Large Cap Buffer10 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$61,481,991	$ —	$61,481,991
Option Purchased - Puts	—	1,963,161	—	1,963,161
Short-Term Investments
Time Deposits	143,463	—	—	143,463
Total Assets	$ 143,463	$ 63,445,152	$—	$ 63,588,615
Liabilities
Call Options Written	$—	$(748,591)	$—	$(748,591)
Put Options Written	—	(1,039,891)	—	(1,039,891)
Total Liabilities	$—	$(1,788,482)	$—	$(1,788,482)

AllianzIM U.S. Large Cap Buffer10 Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$ 123,431,874	$ —	$ 123,431,874
Option Purchased - Puts	—	4,532,126	—	4,532,126
Short-Term Investments
Time Deposits	271,331	—	—	271,331
Total Assets	$ 271,331	$ 127,964,000	$—	$ 128,235,331
Liabilities
Call Options Written	$−	$(1,758,875)	$—	$(1,758,875)
Put Options Written	—	(2,460,573)	—	(2,460,573)
Total Liabilities	$—	$(4,219,448)	$—	$(4,219,448)

AllianzIM U.S. Large Cap Buffer10 Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ 92,744,932	$—	$ —	$92,744,932
Option Purchased - Puts	4,181,212	—	—	4,181,212
Short-Term Investments
Time Deposits	104,543	—	—	104,543
Total Assets	$ 97,030,687	$ —	$—	$ 97,030,687
Liabilities
Call Options Written	$(1,298,472)	$—	$—	$(1,298,472)
Put Options Written	(2,291,324)	—	—	(2,291,324)
Total Liabilities	$(3,589,796)	$—	$—	$(3,589,796)

107

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Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Large Cap Buffer10 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$131,117,315	$ —	$131,117,315
Option Purchased - Puts	—	6,848,766	—	6,848,766
Short-Term Investments
Time Deposits	76,164	—	—	76,164
Total Assets	$ 76,164	$ 137,966,081	$—	$ 138,042,245
Liabilities
Call Options Written	$—	$(1,641,813)	$—	$(1,641,813)
Put Options Written	—	(3,836,653)	—	(3,836,653)
Total Liabilities	$—	$(5,478,466)	$—	$(5,478,466)

AllianzIM U.S. Large Cap Buffer10 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$26,838,849	$—	$—	$26,838,849
Option Purchased - Puts	1,396,285	—	—	1,396,285
Short-Term Investments
Time Deposits	52,193	—	—	52,193
Total Assets	$28,287,327	$ —	$ —	$ 28,287,327
Liabilities
Call Options Written	$(405,234)	$—	$—	$(405,234)
Put Options Written	(793,703)	—	—	(793,703)
Total Liabilities	$ (1,198,937)	$—	$—	$(1,198,937)

AllianzIM U.S. Large Cap Buffer10 Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$17,993,303	$—	$17,993,303
Option Purchased - Puts	—	21,452	—	21,452
Short-Term Investments
Time Deposits	218,187	—	—	218,187
Total Assets	$ 218,187	$ 18,014,755	$ —	$ 18,232,942
Liabilities
Call Options Written	$—	$(1,173,127)	$—	$(1,173,127)
Put Options Written	—	(13,350)	—	(13,350)
Total Liabilities	$—	$(1,186,477)	$—	$(1,186,477)

108

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Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Large Cap Buffer20 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$ 216,704,015	$—	$ 216,704,015
Option Purchased - Puts	—	779,081	—	779,081
Short-Term Investments
Time Deposits	1,699,132	—	—	1,699,132
Total Assets	$ 1,699,132	$ 217,483,096	$ —	$ 219,182,228
Liabilities
Call Options Written	$—	$(17,687,877)	$—	$(17,687,877)
Put Options Written	—	(259,104)	—	(259,104)
Total Liabilities	$—	$(17,946,981)	$—	$(17,946,981)

AllianzIM U.S. Large Cap Buffer20 Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$71,418,782	$—	$71,418,782
Option Purchased - Puts	—	441,796	—	441,796
Short-Term Investments
Time Deposits	744,138	—	—	744,138
Total Assets	$ 744,138	$ 71,860,578	$ —	$ 72,604,716
Liabilities
Call Options Written	$—	$(5,483,843)	$—	$(5,483,843)
Put Options Written	—	(160,010)	—	(160,010)
Total Liabilities	$—	$(5,643,853)	$—	$(5,643,853)

AllianzIM U.S. Large Cap Buffer20 Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$73,369,932	$—	$73,369,932
Option Purchased - Puts	—	861,328	—	861,328
Short-Term Investments
Time Deposits	724,619	—	—	724,619
Total Assets	$ 724,619	$ 74,231,260	$ —	$ 74,955,879
Liabilities
Call Options Written	$—	$(3,094,559)	$—	$(3,094,559)
Put Options Written	—	(245,362)	—	(245,362)
Total Liabilities	$—	$(3,339,921)	$—	$(3,339,921)

109

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Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Large Cap Buffer20 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$ 178,970,087	$—	$ 178,970,087
Option Purchased - Puts	—	3,192,587	—	3,192,587
Short-Term Investments
Time Deposits	1,019,237	—	—	1,019,237
Total Assets	$ 1,019,237	$ 182,162,674	$ —	$183,181,911
Liabilities
Call Options Written	$—	$(4,913,410)	$—	$(4,913,410)
Put Options Written	—	(867,436)	—	(867,436)
Total Liabilities	$—	$(5,780,846)	$—	$(5,780,846)

AllianzIM U.S. Large Cap Buffer20 May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$56,902,067	$—	$56,902,067
Option Purchased - Puts	—	873,054	—	873,054
Short-Term Investments
Time Deposits	155,944	—	—	155,944
Total Assets	$ 155,944	$ 57,775,121	$ —	$ 57,931,065
Liabilities
Call Options Written	$—	$(3,402,518)	$—	$(3,402,518)
Put Options Written	—	(272,529)	—	(272,529)
Total Liabilities	$—	$(3,675,047)	$—	$(3,675,047)

AllianzIM U.S. Large Cap Buffer20 Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$53,516,530	$—	$53,516,530
Option Purchased - Puts	—	1,251,065	—	1,251,065
Short-Term Investments
Time Deposits	473,704	—	—	473,704
Total Assets	$ 473,704	$ 54,767,595	$ —	$ 55,241,299
Liabilities
Call Options Written	$—	$(2,052,683)	$—	$(2,052,683)
Put Options Written	—	(362,492)	—	(362,492)
Total Liabilities	$—	$(2,415,175)	$—	$(2,415,175)

110

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Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Large Cap Buffer20 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$ 200,389,302	$—	$ 200,389,302
Option Purchased - Puts	—	6,406,569	—	6,406,569
Short-Term Investments
Time Deposits	500,259	—	—	500,259
Total Assets	$ 500,259	$ 206,795,871	$ —	$ 207,296,130
Liabilities
Call Options Written	$—	$(5,177,903)	$—	$(5,177,903)
Put Options Written	—	(1,819,516)	—	(1,819,516)
Total Liabilities	$—	$(6,997,419)	$—	$(6,997,419)

AllianzIM U.S. Large Cap Buffer20 Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$ 350,134,122	$—	$ 350,134,122
Option Purchased - Puts	—	12,874,197	—	12,874,197
Short-Term Investments
Time Deposits	514,602	—	—	514,602
Total Assets	$ 514,602	$ 363,008,319	$ —	$ 363,522,921
Liabilities
Call Options Written	$—	$(9,804,038)	$—	$(9,804,038)
Put Options Written	—	(3,771,756)	—	(3,771,756)
Total Liabilities	$—	$(13,575,794)	$—	$(13,575,794)

AllianzIM U.S. Large Cap Buffer20 Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$ 263,059,088	$—	$ 263,059,088
Option Purchased - Puts	—	11,587,596	—	11,587,596
Short-Term Investments
Time Deposits	286,156	—	—	286,156
Total Assets	$ 286,156	$ 274,646,684	$ —	$ 274,932,840
Liabilities
Call Options Written	$—	$(7,017,881)	$—	$(7,017,881)
Put Options Written	—	(3,448,784)	—	(3,448,784)
Total Liabilities	$—	$(10,466,665)	$—	$(10,466,665)

111

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Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Large Cap Buffer20 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$ 307,092,385	$—	$ 307,092,385
Option Purchased - Puts	—	16,061,592	—	16,061,592
Short-Term Investments
Time Deposits	151,911	—	—	151,911
Total Assets	$ 151,911	$ 323,153,977	$ —	$ 323,305,888
Liabilities
Call Options Written	$—	$(7,413,110)	$—	$(7,413,110)
Put Options Written	—	(4,902,021)	—	(4,902,021)
Total Liabilities	$—	$(12,315,131)	$—	$(12,315,131)

AllianzIM U.S. Large Cap Buffer20 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$30,814,300	$—	$—	$30,814,300
Option Purchased - Puts	1,605,450	—	—	1,605,450
Short-Term Investments
Time Deposits	182,563	—	—	182,563
Total Assets	$ 32,602,313	$ —	$ —	$ 32,602,313
Liabilities
Call Options Written	$(873,950)	$—	$—	$(873,950)
Put Options Written	(504,900)	—	—	(504,900)
Total Liabilities	$(1,378,850)	$—	$—	$(1,378,850)

AllianzIM U.S. Large Cap Buffer20 Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$79,153,644	$—	$79,153,644
Option Purchased - Puts	—	94,488	—	94,488
Short-Term Investments
Time Deposits	526,378	—	—	526,378
Total Assets	$ 526,378	$ 79,248,132	$ —	$ 79,774,510
Liabilities
Call Options Written	$—	$(8,352,324)	$—	$(8,352,324)
Put Options Written	—	(34,401)	—	(34,401)
Total Liabilities	$—	$(8,386,725)	$—	$(8,386,725)

112

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Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$24,330,197	$—	$24,330,197
Option Purchased - Puts	—	555,226	—	555,226
Short-Term Investments
Time Deposits	64,124	—	—	64,124
Total Assets	$ 64,124	$ 24,885,423	$ —	$ 24,949,547
Liabilities
Put Options Written	$—	$(162,158)	$—	$(162,158)
Total Liabilities	$—	$(162,158)	$—	$(162,158)

AllianzIM U.S. Equity Buffer15 Uncapped May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$15,088,847	$—	$15,088,847
Option Purchased - Puts	—	288,593	—	288,593
Short-Term Investments
Time Deposits	46,533	—	—	46,533
Total Assets	$ 46,533	$ 15,377,440	$ —	$ 15,423,973
Liabilities
Put Options Written	$—	$(96,451)	$—	$(96,451)
Total Liabilities	$—	$(96,451)	$—	$(96,451)

AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$13,724,512	$—	$13,724,512
Option Purchased - Puts	—	394,838	—	394,838
Short-Term Investments
Time Deposits	35,009	—	—	35,009
Total Assets	$ 35,009	$ 14,119,350	$ —	$ 14,154,359
Liabilities
Put Options Written	$—	$(126,835)	$—	$(126,835)
Total Liabilities	$—	$(126,835)	$—	$(126,835)

AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$42,371,772	$—	$42,371,772
Option Purchased - Puts	—	1,656,228	—	1,656,228
Short-Term Investments
Time Deposits	$54,200	$—	$—	$54,200
Total Assets	$ 54,200	$ 44,028,000	$ —	$ 44,082,200
Liabilities
Put Options Written	$—	$(534,695)	$—	$(534,695)
Total Liabilities	$—	$(534,695)	$—	$(534,695)

113

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Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$24,919,433	$—	$24,919,433
Option Purchased - Puts	—	1,148,340	—	1,148,340
Short-Term Investments
Time Deposits	16,685	—	—	16,685
Total Assets	$ 16,685	$ 26,067,773	$ —	$ 26,084,458
Liabilities
Put Options Written	$—	$(375,014)	$—	$(375,014)
Total Liabilities	$—	$(375,014)	$—	$(375,014)

AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$21,951,914	$—	$21,951,914
Option Purchased - Puts	—	1,196,364	—	1,196,364
Short-Term Investments
Time Deposits	9,364	—	—	9,364
Total Assets	$ 9,364	$ 23,148,278	$ —	$ 23,157,642
Liabilities
Put Options Written	$—	$(403,021)	$—	$(403,021)
Total Liabilities	$—	$(403,021)	$—	$(403,021)

AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$20,183,030	$—	$—	$20,183,030
Option Purchased - Puts	1,362,942	—	—	1,362,942
Short-Term Investments
Time Deposits	10,234	—	—	10,234
Total Assets	$ 21,556,206	$ —	$ —	$ 21,556,206
Liabilities
Put Options Written	$(458,044)	$—	$—	$(458,044)
Total Liabilities	$(458,044)	$—	$—	$(458,044)

AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$4,763,176	$—	$—	$4,763,176
Option Purchased - Puts	312,488	—	—	312,488
Total Assets	$ 5,075,664	$ —	$ —	$ 5,075,664
Liabilities
Put Options Written	$(109,120)	$—	$—	$(109,120)
Total Liabilities	$(109,120)	$—	$—	$(109,120)

114

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Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$ 256,032,396	$—	$ 256,032,396
Option Purchased - Puts	—	3,586,153	—	3,586,153
Short-Term Investments
Time Deposits	1,341,280	—	—	1,341,280
Total Assets	$ 1,341,280	$ 259,618,549	$ —	$ 260,959,829
Liabilities
Call Options Written	$—	$(3,655,389)	$—	$(3,655,389)
Put Options Written	—	(1,167,006)	—	(1,167,006)
Total Liabilities	$—	$(4,822,395)	$—	$(4,822,395)

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$17,868,501	$—	$17,868,501
Option Purchased - Puts	—	359,132	—	359,132
Short-Term Investments
Time Deposits	108,981	—	—	108,981
Total Assets	$ 108,981	$ 18,227,633	$ —	$ 18,336,614
Liabilities
Call Options Written	$—	$(281,680)	$—	$(281,680)
Put Options Written	—	(141,131)	—	(141,131)
Total Liabilities	$—	$(422,811)	$—	$(422,811)

AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$42,436,068	$—	$—	$42,436,068
Option Purchased - Puts	1,212,330	—	—	1,212,330
Short-Term Investments
Time Deposits	178,617	—	—	178,617
Total Assets	$ 43,827,015	$ —	$ —	$ 43,827,015
Liabilities
Call Options Written	$(547,431)	$—	$—	$(547,431)
Put Options Written	(502,251)	—	—	(502,251)
Total Liabilities	$(1,049,682)	$—	$—	$(1,049,682)

115

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$ 289,632,266	$—	$ 289,632,266
Option Purchased - Puts	—	10,948,064	—	10,948,064
Short-Term Investments
Time Deposits	1,208,388	—	—	1,208,388
Total Assets	$ 1,208,388	$ 300,580,330	$ —	$ 301,788,718
Liabilities
Call Options Written	$—	$(3,292,514)	$—	$(3,292,514)
Put Options Written	—	(4,707,200)	—	(4,707,200)
Total Liabilities	$—	$(7,999,714)	$—	$(7,999,714)

AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$7,981,962	$—	$—	$7,981,962
Option Purchased - Puts	301,040	—	—	301,040
Short-Term Investments
Time Deposits	18,730	—	—	18,730
Total Assets	$ 8,301,732	$ —	$ —	$ 8,301,732
Liabilities
Call Options Written	$(128,084)	$—	$—	$(128,084)
Put Options Written	(140,012)	—	—	(140,012)
Total Liabilities	$(268,096)	$—	$—	$(268,096)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$18,089,897	$—	$18,089,897
Option Purchased - Puts	—	84,042	—	84,042
Short-Term Investments
Time Deposits	501,350	—	—	501,350
Total Assets	$ 501,350	$ 18,173,939	$ —	$ 18,675,289
Liabilities
Call Options Written	$—	$(450,125)	$—	$(450,125)
Put Options Written	—	(26,915)	—	(26,915)
Total Liabilities	$—	$(477,040)	$—	$(477,040)

116

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$10,424,138	$—	$10,424,138
Option Purchased - Puts	—	79,890	—	79,890
Short-Term Investments
Time Deposits	69,239	—	—	69,239
Total Assets	$ 69,239	$ 10,504,028	$ —	$ 10,573,267
Liabilities
Call Options Written	$—	$(126,115)	$—	$(126,115)
Total Liabilities	$—	$(126,115)	$—	$(126,115)

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$14,011,781	$—	$14,011,781
Option Purchased - Puts	—	342,285	—	342,285
Short-Term Investments
Time Deposits	52,031	—	—	52,031
Total Assets	$ 52,031	$ 14,354,066	$ —	$ 14,406,097
Liabilities
Call Options Written	$—	$(199,703)	$—	$(199,703)
Total Liabilities	$—	$(199,703)	$—	$(199,703)

c.	Derivatives
FLEX Options - Each Fund intends to invest substantially all of its assets in FLEX Options on the Underlying ETF (as described above). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse.
Options on ETF - The FLEX Options in which each Fund invests are both purchased and written put and call options on the Underlying ETF. The Funds may also invest in other types of options. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price.
The Funds purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of certain put options, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of an certain put options, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) at a certain defined price. Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of certain call options, to receive a cash settlement equal to the amount by which the value of the asset exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of certain call options, to deliver a cash settlement equal to the amount by which the value of the asset exceeds the strike price of the option, times a specified multiple) at a certain defined price.

117

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)
d.	Summary of Derivatives Information
The following tables present the value of derivatives held as of October 31, 2024, by the primary underlying risk exposure and respective location in the Statements of Assets and Liabilities:

AllianzIM U.S. Large Cap Buffer10 Jan ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 47,269,668	$—
Gross Liabilities:
Equity contracts	$—	$ (2,337,391)

AllianzIM U.S. Large Cap Buffer10 Feb ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 26,850,549	$—
Gross Liabilities:
Equity contracts	$—	$ (1,277,596)

AllianzIM U.S. Large Cap Buffer10 Mar ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 33,691,898	$—
Gross Liabilities:
Equity contracts	$—	$ (825,741)

AllianzIM U.S. Large Cap Buffer10 Apr ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 48,896,869	$—
Gross Liabilities:
Equity contracts	$—	$ (939,665)

AllianzIM U.S. Large Cap Buffer10 May ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 17,848,542	$—
Gross Liabilities:
Equity contracts	$—	$ (760,334)

118

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)

AllianzIM U.S. Large Cap Buffer10 Jun ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 16,316,176	$—
Gross Liabilities:
Equity contracts	$—	$ (542,219)

AllianzIM U.S. Large Cap Buffer10 Jul ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 63,445,152	$—
Gross Liabilities:
Equity contracts	$—	$ (1,788,482)

AllianzIM U.S. Large Cap Buffer10 Aug ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 127,964,000	$—
Gross Liabilities:
Equity contracts	$—	$ (4,219,448)

AllianzIM U.S. Large Cap Buffer10 Sep ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 96,926,144	$—
Gross Liabilities:
Equity contracts	$—	$ (3,589,796)

AllianzIM U.S. Large Cap Buffer10 Oct ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 137,966,081	$—
Gross Liabilities:
Equity contracts	$—	$ (5,478,466)

119

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)

AllianzIM U.S. Large Cap Buffer10 Nov ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 28,235,134	$—
Gross Liabilities:
Equity contracts	$—	$ (1,198,937)

AllianzIM U.S. Large Cap Buffer10 Dec ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 18,014,755	$—
Gross Liabilities:
Equity contracts	$—	$ (1,186,477)

AllianzIM U.S. Large Cap Buffer20 Jan ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 217,483,096	$—
Gross Liabilities:
Equity contracts	$—	$ (17,946,981)

AllianzIM U.S. Large Cap Buffer20 Feb ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 71,860,578	$—
Gross Liabilities:
Equity contracts	$—	$ (5,643,853)

AllianzIM U.S. Large Cap Buffer20 Mar ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 74,231,260	$—
Gross Liabilities:
Equity contracts	$—	$ (3,339,921)

120

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)

AllianzIM U.S. Large Cap Buffer20 Apr ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 182,162,674	$—
Gross Liabilities:
Equity contracts	$—	$ (5,780,846)

AllianzIM U.S. Large Cap Buffer20 May ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 57,775,121	$—
Gross Liabilities:
Equity contracts	$—	$ (3,675,047)

AllianzIM U.S. Large Cap Buffer20 Jun ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 54,767,595	$—
Gross Liabilities:
Equity contracts	$—	$ (2,415,175)

AllianzIM U.S. Large Cap Buffer20 Jul ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 206,795,871	$—
Gross Liabilities:
Equity contracts	$—	$ (6,997,419)

AllianzIM U.S. Large Cap Buffer20 Aug ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 363,008,319	$—
Gross Liabilities:
Equity contracts	$—	$ (13,575,794)

121

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)

AllianzIM U.S. Large Cap Buffer20 Sep ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 274,646,684	$—
Gross Liabilities:
Equity contracts	$—	$ (10,466,665)

AllianzIM U.S. Large Cap Buffer20 Oct ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 323,153,977	$—
Gross Liabilities:
Equity contracts	$—	$ (12,315,131)

AllianzIM U.S. Large Cap Buffer20 Nov ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 32,419,750	$—
Gross Liabilities:
Equity contracts	$—	$ (1,378,850)

AllianzIM U.S. Large Cap Buffer20 Dec ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 79,248,132	$—
Gross Liabilities:
Equity contracts	$—	$ (8,386,725)

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 24,885,423	$—
Gross Liabilities:
Equity contracts	$—	$ (162,158)

122

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)

AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 15,377,440	$—
Gross Liabilities:
Equity contracts	$—	$ (96,451)

AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 14,119,350	$—
Gross Liabilities:
Equity contracts	$—	$ (126,835)

AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 44,028,000	$—
Gross Liabilities:
Equity contracts	$—	$ (534,695)

AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 26,067,773	$—
Gross Liabilities:
Equity contracts	$—	$ (375,014)

AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 23,148,278	$—
Gross Liabilities:
Equity contracts	$—	$ (403,021)

123

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)

AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 21,545,972	$—
Gross Liabilities:
Equity contracts	$—	$ (458,044)

AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 5,075,664	$—
Gross Liabilities:
Equity contracts	$—	$ (109,120)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 259,618,549	$—
Gross Liabilities:
Equity contracts	$—	$ (4,822,395)

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 18,227,633	$—
Gross Liabilities:
Equity contracts	$—	$ (422,811)

AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 43,648,398	$—
Gross Liabilities:
Equity contracts	$—	$ (1,049,682)

124

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 300,580,330	$—
Gross Liabilities:
Equity contracts	$—	$ (7,999,714)

AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 8,283,002	$—
Gross Liabilities:
Equity contracts	$—	$ (268,096)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 18,173,939	$—
Gross Liabilities:
Equity contracts	$—	$ (477,040)

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 10,504,028	$—
Gross Liabilities:
Equity contracts	$—	$ (126,115)

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$ 14,354,066	$—
Gross Liabilities:
Equity contracts	$—	$ (199,703)

125

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)
The following tables present the effect of derivatives in the Statements of Operations for the year or period ended October 31, 2024, by primary underlying risk exposure:
AllianzIM U.S. Large Cap Buffer10 Jan ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (220,026)	$(310,743)	$ 14,713,502
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$4,535,189	$ (2,528,141)	$—

AllianzIM U.S. Large Cap Buffer10 Feb ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (541,143)	$(18,759)	$ 10,732,427
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$3,384,542	$ (1,629,870)	$—

AllianzIM U.S. Large Cap Buffer10 Mar ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ 157,928	$(497,889)	$ 6,162,779
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$2,403,531	$ (266,081)	$—

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ 432,585	$ (1,811,477)	$ 10,553,927
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$2,862,640	$(713,977)	$—

126

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Large Cap Buffer10 May ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ 550,972	$235,236	$ 7,953,955
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$127,735	$ (1,500,796)	$—

AllianzIM U.S. Large Cap Buffer10 Jun ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (430,516)	$ (421,891)	$ 6,087,546
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$1,146,696	$(565,731)	$—

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (945,645)	$ (1,064,006)	$ 16,620,410
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$5,185,916	$(71,893)	$—

AllianzIM U.S. Large Cap Buffer10 Aug ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (2,189,725)	$ (465,827)	$ 18,220,013
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$5,775,087	$453,724	$—

127

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Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Large Cap Buffer10 Sep ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (484,967)	$ (594,335)	$ 4,859,727
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$1,668,227	$60,333	$—

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ 324,266	$ (4,385,526)	$ 11,144,249
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$377,014	$71,265	$—

AllianzIM U.S. Large Cap Buffer10 Nov ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (1,128,325)	$ (938,002)	$ 4,037,633
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(1,956)	$(1,955)	$—

AllianzIM U.S. Large Cap Buffer10 Dec ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ 18,569	$(171,608)	$ 8,943,563
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$415,101	$ (1,612,530)	$—

128

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Large Cap Buffer20 Jan ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (2,469,428)	$(4,635,796)	$ 49,730,340
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$11,926,053	$ (17,734,377)	$—

AllianzIM U.S. Large Cap Buffer20 Feb ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (901,050)	$ (1,438,207)	$ 16,276,002
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$8,010,987	$(5,605,645)	$—

AllianzIM U.S. Large Cap Buffer20 Mar ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (463,677)	$ (2,351,047)	$ 15,086,852
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$4,692,747	$(2,158,570)	$—

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ 2,757,838	$ (11,329,393)	$ 31,154,897
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$11,231,483	$(5,161,925)	$—

129

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Large Cap Buffer20 May ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (460,095)	$ (2,263,352)	$ 12,194,859
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$5,489,376	$(4,074,481)	$—

AllianzIM U.S. Large Cap Buffer20 Jun ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (1,154,176)	$ (2,125,178)	$ 15,178,604
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$4,003,478	$(2,701,814)	$—

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (3,090,911)	$ (10,531,723)	$ 42,517,673
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$16,187,364	$(6,155,975)	$—

AllianzIM U.S. Large Cap Buffer20 Aug ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (5,576,963)	$ (4,448,460)	$ 32,097,050
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$15,009,370	$(2,935,147)	$—

130

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Large Cap Buffer20 Sep ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (1,472,470)	$ (3,052,323)	$ 10,830,366
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$5,840,084	$(1,486,290)	$—

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ 913,515	$ (20,131,498)	$ 36,631,959
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$1,011,400	$(498,558)	$—

AllianzIM U.S. Large Cap Buffer20 Nov ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (2,120,654)	$ (5,257,667)	$ 11,513,152
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(647)	$(647)	$—

AllianzIM U.S. Large Cap Buffer20 Dec ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ 546,768	$(161,587)	$ 14,602,203
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$10,520,989	$ (9,541,612)	$—

131

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (33,268)	$ (1,488)	$ 2,112,421
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(218,276)	$14,454	$—

AllianzIM U.S. Equity Buffer15 Uncapped May ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ —	$—	$ 2,082,131
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (660,199)	$ (21,885)	$—

AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (748)	$ (34)	$ 1,333,736
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(498,955)	$(26,298)	$—

AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (88,497)	$ (6,237)	$ 2,559,328
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(1,151,146)	$(108,879)	$—

132

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$—	$—	$ —
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ 828,679	$ 186,220	$—

AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ —	$—	$ 68,439
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ 139,824	$ 22,910	$—

AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$—	$ —	$ 12,512
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (163,824)	$(36,701)	$—

AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$—	$ —	$ —
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (677)	$(339)	$—

133

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (2,544,367)	$(4,961,287)	$ 27,673,727
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$12,469,683	$ (1,721,561)	$—

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (574,205)	$ (553,344)	$ 3,440,620
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$345,230	$25,397	$—

AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (296,096)	$ (635,673)	$ 4,532,403
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$380,617	$56,493	$—

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (826,125)	$ (5,603,234)	$ 17,863,980
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$13,631	$702,946	$—

134

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (377,836)	$ (220,896)	$ 1,148,180
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(1,093)	$(1,093)	$—

AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(51)	$64	$ 7,757,280
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (153,297)	$ (163,177)	$—

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ 59,125	$ (301,226)	$ 1,347,765
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$459,727	$(29,860)	$—

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$ (307,706)	$ (105,240)	$ 5,169,932
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(97,570)	$71,246	$—

135

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)
Derivatives Volume
The tables below disclose the monthly average contract volume of the Funds’ options contracts traded during the year or period ended October 31, 2024:

	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Feb ETF	AllianzIM U.S. Large Cap Buffer10 Mar ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer10 May ETF
Purchased Options:
Average Contracts	2,873	2,068	1,982	2,278	1,006
Options Written:
Average Contracts	2,873	2,068	1,982	2,278	1,006

	AllianzIM U.S. Large Cap Buffer10 Jun ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Aug ETF	AllianzIM U.S. Large Cap Buffer10 Sep ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF
Purchased Options:
Average Contracts	908	3,254	3,143	1,133	2,002
Options Written:
Average Contracts	908	3,254	3,143	1,133	2,002

	AllianzIM U.S. Large Cap Buffer10 Nov ETF	AllianzIM U.S. Large Cap Buffer10 Dec ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Feb ETF	AllianzIM U.S. Large Cap Buffer20 Mar ETF
Purchased Options:
Average Contracts	487	1,251	10,628	4,520	4,407
Options Written:
Average Contracts	487	1,251	10,628	4,520	4,407

	AllianzIM U.S. Large Cap Buffer20 Apr ETF	AllianzIM U.S. Large Cap Buffer20 May ETF	AllianzIM U.S. Large Cap Buffer20 Jun ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Aug ETF
Purchased Options:
Average Contracts	7,624	2,369	3,530	9,006	7,103
Options Written:
Average Contracts	7,624	2,369	3,530	9,006	7,103

	AllianzIM U.S. Large Cap Buffer20 Sep ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Nov ETF	AllianzIM U.S. Large Cap Buffer20 Dec ETF	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF(1)
Purchased Options:
Average Contracts	2,771	6,063	1,375	3,509	820
Options Written:
Average Contracts	2,771	6,063	1,375	3,509	410

136

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped May ETF(2)	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF(3)	AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF(4)	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF(5)	AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF(6)
Purchased Options:
Average Contracts	486	496	1,358	708	715
Options Written:
Average Contracts	243	248	679	354	358

	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF(7)	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF(8)	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF(9)	AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF(10)
Purchased Options:
Average Contracts	746	176	5,959	901	1,538
Options Written:
Average Contracts	373	88	5,959	901	1,538

	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF(2)	AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF(3)	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF(9)	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF(1)
Purchased Options:
Average Contracts	3,271	279	5,320	462	1,800
Options Written:
Average Contracts	3,271	279	5,320	231	900

(1)	Positions were opened for the period March 28, 2024 (commencement of operations) through October 31, 2024.
(2)	Positions were opened for the period April 30, 2024 (commencement of operations) through October 31, 2024.
(3)	Positions were opened for the period May 31, 2024 (commencement of operations) through October 31, 2024.
(4)	Positions were opened for the period June 28, 2024 (commencement of operations) through October 31, 2024.
(5)	Positions were opened for the period July 31, 2024 (commencement of operations) through October 31, 2024.
(6)	Positions were opened for the period August 30, 2024 (commencement of operations) through October 31, 2024.
(7)	Positions were opened for the period September 30, 2024 (commencement of operations) through October 31, 2024.
(8)	Positions were opened for the period October 31, 2024 (commencement of operations) through October 31, 2024.
(9)	Positions were opened for the period January 31, 2024 (commencement of operations) through October 31, 2024.
(10)	Positions were opened for the period February 29, 2024 (commencement of operations) through October 31, 2024.
e.	Securities Transactions and Net Investment Income
Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expenses.
f.	Cash Equivalents
Each Fund may invest in securities with maturities of less than one year or cash equivalents, including money market funds, or each may hold cash.

137

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Notes to Financial Statements
October 31, 2024 (continued)
g.	Dividend Distributions
Dividends from net investment income, if any, are declared and paid at least annually by the Funds. The Funds distribute net realized capital gains, if any, to shareholders annually.
h.	Reclassification
GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share. Reclassifications for the year ended October 31, 2024 can be found in Note 6.
i.	Taxes
It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable net investment income and capital gains, if any, to their shareholders. Therefore, no federal income tax provision is required. However, due to the timing of when distributions are made by the Funds’, the Funds’ may be subject to an excise tax of 4% of the amount by which 98% of the Funds' annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned. Management has reviewed the tax positions and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions for open tax periods. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year or period ended October 31, 2024, the Funds did not incur any interest or penalties.
NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Adviser
The Adviser, located at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, furnishes investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended.
Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee for managing the Funds’ assets at the annual rate listed below. This unitary management fee is designed to pay the Funds’ ordinary operating expenses and to compensate the Adviser for the services it provides to the Funds. Under the Advisory Agreement, the Adviser pays all of the ordinary operating expenses of the Funds, excluding (i) the Funds’ investment advisory fees, (ii) acquired fund fees and expenses, (iii) payments under the Funds’ Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses (including expenses arising from mergers, acquisitions or similar transactions involving any Fund).
The fee is equal to the annual rate of 0.74% of the average daily net assets of each Fund. Investment advisory fees are paid at the end of each outcome period.
Other Funds’ Service Providers
Brown Brothers Harriman & Co. (“BBH”) is the Funds’ administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds and ETFs.
Foreside Fund Services, LLC (the “Distributor”), serves as the distributor of Creation Units of the Funds. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC provides the Funds with a Principal Financial Officer.
Stradley Ronon Stevens and Young, LLP serves as legal counsel to the Trust.

138

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2024 (continued)
Cohen & Company, Ltd. serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds and performing tax compliance services.
NOTE 4 – PORTFOLIO SECURITIES
There were no aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the reporting year or period ended October 31, 2024.
NOTE 5 – PURCHASE AND SALE OF FUND SHARES
The Funds issue and redeem shares at NAV only with Authorized Participants and only in Creation Units (large blocks of 25,000 shares) or multiples thereof, generally in exchange for the deposit or delivery of a basket of instruments (including cash in lieu of any portion of such instruments) and/or an amount of cash that each Fund specifies each day. Except when aggregated in Creation Units, the shares are not redeemable by the Funds.
Individual shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. or CBOE BZX Exchange, Inc., as applicable (each, an “Exchange”) and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of October 31, 2024, Allianz Life Insurance Company North America, the parent company of the Adviser (“Allianz Life”), owned more than 25% of the outstanding shares of AllianzIM U.S. Equity Buffer15 Uncapped May ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF, AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF and AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF.
NOTE 6 – DISTRIBUTIONS AND TAXATION OF THE FUNDS
The Funds intend to elect and qualify each year for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If the Funds meet certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
The Funds may use the utilization of earnings and profits distributed to shareholders on redemption of shares (in lieu of making some cash distributions) in determining the portion of their income and gains that have been distributed. If the Funds utilize earnings and profits distributed to shareholders on redemption of shares, they will allocate a portion of their undistributed investment company taxable income and net capital gains to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that they distribute in cash.

139

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Notes to Financial Statements
October 31, 2024 (continued)
Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. As of October 31, 2024, the following Funds have reclassifications due to permanent book-to-tax differences as a result of net operating losses, redemptions in-kind and the utilization of earnings and profits distributed to shareholders on redemption of shares.

	Paid-in capital	Total distributable earnings (accumulated loss)
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$14,567,932	$(14,567,932)
AllianzIM U.S. Large Cap Buffer10 Feb ETF	10,595,599	(10,595,599)
AllianzIM U.S. Large Cap Buffer10 Mar ETF	6,133,149	(6,133,149)
AllianzIM U.S. Large Cap Buffer10 Apr ETF	10,474,103	(10,474,103)
AllianzIM U.S. Large Cap Buffer10 May ETF	8,363,496	(8,363,496)
AllianzIM U.S. Large Cap Buffer10 Jun ETF	5,956,304	(5,956,304)
AllianzIM U.S. Large Cap Buffer10 Jul ETF	16,105,904	(16,105,904)
AllianzIM U.S. Large Cap Buffer10 Aug ETF	17,754,471	(17,754,471)
AllianzIM U.S. Large Cap Buffer10 Sep ETF	4,372,085	(4,372,085)
AllianzIM U.S. Large Cap Buffer10 Oct ETF	10,759,093	(10,759,093)
AllianzIM U.S. Large Cap Buffer10 Nov ETF	3,769,285	(3,769,285)
AllianzIM U.S. Large Cap Buffer10 Dec ETF	8,071,718	(8,071,718)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	47,713,438	(47,713,438)
AllianzIM U.S. Large Cap Buffer20 Feb ETF	15,919,939	(15,919,939)
AllianzIM U.S. Large Cap Buffer20 Mar ETF	14,918,874	(14,918,874)
AllianzIM U.S. Large Cap Buffer20 Apr ETF	30,474,846	(30,474,846)
AllianzIM U.S. Large Cap Buffer20 May ETF	11,868,069	(11,868,069)
AllianzIM U.S. Large Cap Buffer20 Jun ETF	14,750,032	(14,750,032)
AllianzIM U.S. Large Cap Buffer20 Jul ETF	41,581,708	(41,581,708)
AllianzIM U.S. Large Cap Buffer20 Aug ETF	30,852,125	(30,852,125)
AllianzIM U.S. Large Cap Buffer20 Sep ETF	10,205,522	(10,205,522)
AllianzIM U.S. Large Cap Buffer20 Oct ETF	35,575,172	(35,575,172)
AllianzIM U.S. Large Cap Buffer20 Nov ETF	11,181,070	(11,181,070)
AllianzIM U.S. Large Cap Buffer20 Dec ETF	13,961,297	(13,961,297)
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	2,112,421	(2,112,421)
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	2,082,131	(2,082,131)
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	1,332,959	(1,332,959)
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	2,550,248	(2,550,248)
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	—	—
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	68,439	(68,439)
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	12,512	(12,512)
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	—	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	26,668,220	(26,668,220)
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	3,436,970	(3,436,970)
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	4,528,454	(4,528,454)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	17,753,088	(17,753,088)
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	1,148,180	(1,148,180)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	7,757,184	(7,757,184)
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	1,347,765	(1,347,765)
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	5,169,932	(5,169,932)

140

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Notes to Financial Statements
October 31, 2024 (continued)
The tax character of distributions paid by the Funds during the period ended October 31, 2024 were as follows:

Ordinary Income
AllianzIM U.S. Large Cap Buffer10 Feb ETF	$100,657
AllianzIM U.S. Large Cap Buffer10 Dec ETF	242,065
AllianzIM U.S. Large Cap Buffer20 Feb ETF	74,492
AllianzIM U.S. Large Cap Buffer20 Dec ETF	1,319,661

There were no distributions paid by the Funds during the year or period ended October 31, 2023.
The Funds’ components of distributable earnings (accumulated losses) on a tax basis as of October 31, 2024 were as follows:

	Late Year Loss Deferrals	Capital Loss Carryforward	Net Unrealized Appreciation (Depreciation) Including Written Options
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$(507,388)	$(1,408,383)	$2,217,160
AllianzIM U.S. Large Cap Buffer10 Feb ETF	(344,306)	(1,447,580)	1,941,071
AllianzIM U.S. Large Cap Buffer10 Mar ETF	(384,691)	(687,046)	2,143,406
AllianzIM U.S. Large Cap Buffer10 Apr ETF	(408,489)	(1,353,108)	3,075,686
AllianzIM U.S. Large Cap Buffer10 May ETF	—	—	(370,603)
AllianzIM U.S. Large Cap Buffer10 Jun ETF	(123,810)	(826,037)	436,117
AllianzIM U.S. Large Cap Buffer10 Jul ETF	(401,109)	(1,739,653)	1,968,966
AllianzIM U.S. Large Cap Buffer10 Aug ETF	(518,998)	(2,317,837)	3,699,122
AllianzIM U.S. Large Cap Buffer10 Sep ETF	(176,481)	(940,857)	1,396,043
AllianzIM U.S. Large Cap Buffer10 Oct ETF	(290,902)	(7,277,373)	(100,948)
AllianzIM U.S. Large Cap Buffer10 Nov ETF	(64,135)	(1,975,256)	(7,376)
AllianzIM U.S. Large Cap Buffer10 Dec ETF	(199,881)	(97,846)	(1,336,768)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	(1,844,999)	(8,495,010)	1,843,650
AllianzIM U.S. Large Cap Buffer20 Feb ETF	(760,511)	(3,871,206)	2,867,422
AllianzIM U.S. Large Cap Buffer20 Mar ETF	(837,975)	(2,743,661)	3,927,138
AllianzIM U.S. Large Cap Buffer20 Apr ETF	(1,275,701)	(8,062,777)	10,154,458
AllianzIM U.S. Large Cap Buffer20 May ETF	(300,309)	(2,738,745)	3,609,597
AllianzIM U.S. Large Cap Buffer20 Jun ETF	(566,931)	(3,154,997)	1,611,877
AllianzIM U.S. Large Cap Buffer20 Jul ETF	(1,258,569)	(13,234,970)	5,980,368
AllianzIM U.S. Large Cap Buffer20 Aug ETF	(1,081,592)	(9,182,416)	7,803,239
AllianzIM U.S. Large Cap Buffer20 Sep ETF	(487,048)	(4,484,092)	3,960,021
AllianzIM U.S. Large Cap Buffer20 Oct ETF	(882,464)	(20,196,326)	(454,192)
AllianzIM U.S. Large Cap Buffer20 Nov ETF	(194,419)	(8,146,702)	(8,470)
AllianzIM U.S. Large Cap Buffer20 Dec ETF	(512,181)	(2,314,092)	1,557,435
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	(91,004)	—	(238,578)
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	(51,825)	—	(682,084)
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	(40,555)	—	(525,343)
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	(60,394)	—	(1,371,385)
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	(40,882)	—	1,014,899
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	(20,547)	—	162,734
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	(8,483)	—	(200,525)
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	—	—	(1,016)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	(931,759)	(8,951,855)	8,392,337
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	(123,221)	(1,123,899)	370,627
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	(182,275)	(913,539)	422,829
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	(560,567)	(8,372,840)	309,776

141

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Notes to Financial Statements
October 31, 2024 (continued)

	Late Year Loss Deferrals	Capital Loss Carryforward	Net Unrealized Appreciation (Depreciation) Including Written Options
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	$ (27,675)	$ (598,732)	$ (2,186)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	(416,093)	—	(316,474)
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	(65,555)	(242,101)	429,867
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	(175,387)	(412,946)	(26,324)

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of October 31, 2024 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$44,065,528	$7,844,898	$(4,182,761)	$3,662,137
AllianzIM U.S. Large Cap Buffer10 Feb ETF	24,573,372	4,687,341	(2,111,092)	2,576,249
AllianzIM U.S. Large Cap Buffer10 Mar ETF	31,899,210	3,639,345	(1,515,838)	2,123,507
AllianzIM U.S. Large Cap Buffer10 Apr ETF	46,400,534	4,694,753	(1,864,290)	2,830,463
AllianzIM U.S. Large Cap Buffer10 May ETF	17,859,120	788,870	(786,079)	2,791
AllianzIM U.S. Large Cap Buffer10 Jun ETF	15,844,872	963,181	(419,517)	543,664
AllianzIM U.S. Large Cap Buffer10 Jul ETF	61,608,921	2,791,140	(811,446)	1,979,694
AllianzIM U.S. Large Cap Buffer10 Aug ETF	124,690,386	6,487,400	(2,942,455)	3,544,945
AllianzIM U.S. Large Cap Buffer10 Sep ETF	95,674,380	2,622,119	(1,265,812)	1,356,307
AllianzIM U.S. Large Cap Buffer10 Oct ETF	138,332,098	188,906	(478,759)	(289,853)
AllianzIM U.S. Large Cap Buffer10 Nov ETF	28,291,015	3,688	(7,376)	(3,688)
AllianzIM U.S. Large Cap Buffer10 Dec ETF	18,531,294	1,442,339	(1,740,691)	(298,352)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	204,218,377	38,448,702	(23,484,851)	14,963,851
AllianzIM U.S. Large Cap Buffer20 Feb ETF	66,061,278	13,252,830	(6,709,392)	6,543,438
AllianzIM U.S. Large Cap Buffer20 Mar ETF	69,711,075	9,391,736	(4,146,932)	5,244,804
AllianzIM U.S. Large Cap Buffer20 Apr ETF	172,327,408	18,352,900	(7,498,397)	10,854,503
AllianzIM U.S. Large Cap Buffer20 May ETF	52,395,864	9,400,798	(3,865,597)	5,535,201
AllianzIM U.S. Large Cap Buffer20 Jun ETF	52,799,663	4,146,064	(1,704,428)	2,441,636
AllianzIM U.S. Large Cap Buffer20 Jul ETF	200,191,726	10,624,000	(3,519,596)	7,104,404
AllianzIM U.S. Large Cap Buffer20 Aug ETF	354,420,540	15,222,601	(6,120,220)	9,102,381
AllianzIM U.S. Large Cap Buffer20 Sep ETF	269,788,857	10,241,210	(5,097,227)	5,143,983
AllianzIM U.S. Large Cap Buffer20 Oct ETF	324,482,702	722,622	(1,899,436)	(1,176,814)
AllianzIM U.S. Large Cap Buffer20 Nov ETF	32,606,548	4,235	(8,470)	(4,235)
AllianzIM U.S. Large Cap Buffer20 Dec ETF	71,599,316	18,531,643	(10,356,449)	8,175,194
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	25,202,579	485,372	(738,404)	(253,032)
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	16,084,172	21,885	(682,084)	(660,199)
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	14,653,404	26,298	(525,343)	(499,045)
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	45,344,706	108,879	(1,371,385)	(1,262,506)
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	25,255,779	1,592,177	(763,498)	828,679
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	23,017,818	344,973	(205,149)	139,824
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	21,720,030	130,723	(294,547)	(163,824)
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	5,076,341	339	(1,016)	(677)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	252,893,188	14,544,419	(6,477,778)	8,066,641
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	17,991,384	673,646	(328,416)	345,230
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	43,460,679	757,975	(391,639)	366,336
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	302,502,468	1,023,525	(1,737,275)	(713,750)

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Notes to Financial Statements
October 31, 2024 (continued)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	$ 8,302,825	$ 1,094	$ (2,187)	$ (1,093)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	18,828,586	440,424	(593,721)	(153,297)
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	10,113,540	642,572	(182,845)	459,727
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	14,503,667	88,625	(186,195)	(97,570)

The reason for the differences between book and tax basis unrealized appreciation/(depreciation) is due primarily to the tax deferral of losses on wash sales.
The Funds intend to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. As of October 31, 2024, the Funds’ capital loss carryforwards were as follows:

	Capital Loss Carryforward
	Short-Term	Long-Term
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$1,408,383	$—
AllianzIM U.S. Large Cap Buffer10 Feb ETF	1,444,411	3,169
AllianzIM U.S. Large Cap Buffer10 Mar ETF	381,739	305,307
AllianzIM U.S. Large Cap Buffer10 Apr ETF	1,353,108	—
AllianzIM U.S. Large Cap Buffer10 May ETF	—	—
AllianzIM U.S. Large Cap Buffer10 Jun ETF	826,037	—
AllianzIM U.S. Large Cap Buffer10 Jul ETF	1,739,653	—
AllianzIM U.S. Large Cap Buffer10 Aug ETF	2,317,837	—
AllianzIM U.S. Large Cap Buffer10 Sep ETF	940,857	—
AllianzIM U.S. Large Cap Buffer10 Oct ETF	3,186,746	4,090,627
AllianzIM U.S. Large Cap Buffer10 Nov ETF	1,928,799	46,457
AllianzIM U.S. Large Cap Buffer10 Dec ETF	97,846	—
AllianzIM U.S. Large Cap Buffer20 Jan ETF	6,601,707	1,893,303
AllianzIM U.S. Large Cap Buffer20 Feb ETF	3,867,964	3,242
AllianzIM U.S. Large Cap Buffer20 Mar ETF	2,446,073	297,588
AllianzIM U.S. Large Cap Buffer20 Apr ETF	8,004,766	58,011
AllianzIM U.S. Large Cap Buffer20 May ETF	2,383,034	355,711
AllianzIM U.S. Large Cap Buffer20 Jun ETF	3,154,997	—
AllianzIM U.S. Large Cap Buffer20 Jul ETF	13,234,970	—
AllianzIM U.S. Large Cap Buffer20 Aug ETF	9,182,416	—
AllianzIM U.S. Large Cap Buffer20 Sep ETF	4,484,092	—
AllianzIM U.S. Large Cap Buffer20 Oct ETF	15,242,239	4,954,087
AllianzIM U.S. Large Cap Buffer20 Nov ETF	8,079,674	67,028
AllianzIM U.S. Large Cap Buffer20 Dec ETF	1,963,741	350,351
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	—	—
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	—	—
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	—	—
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	—	—
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	—	—
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	—	—
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	—	—
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	—	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	7,733,983	1,217,872
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	1,123,899	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	913,539	—

143

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Notes to Financial Statements
October 31, 2024 (continued)

	Capital Loss Carryforward
	Short-Term	Long-Term
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	$ 7,766,128	$ 606,712
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	598,732	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	—	—
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	242,101	—
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	412,946	—

As of October 31, 2024, the Funds elected to defer to the year ending October 31, 2025, late year ordinary losses in the amount of:

Late Year Ordinary Loss
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$ 507,388
AllianzIM U.S. Large Cap Buffer10 Feb ETF	344,306
AllianzIM U.S. Large Cap Buffer10 Mar ETF	384,691
AllianzIM U.S. Large Cap Buffer10 Apr ETF	408,489
AllianzIM U.S. Large Cap Buffer10 May ETF	—
AllianzIM U.S. Large Cap Buffer10 Jun ETF	123,810
AllianzIM U.S. Large Cap Buffer10 Jul ETF	401,109
AllianzIM U.S. Large Cap Buffer10 Aug ETF	518,998
AllianzIM U.S. Large Cap Buffer10 Sep ETF	176,481
AllianzIM U.S. Large Cap Buffer10 Oct ETF	290,902
AllianzIM U.S. Large Cap Buffer10 Nov ETF	64,135
AllianzIM U.S. Large Cap Buffer10 Dec ETF	199,881
AllianzIM U.S. Large Cap Buffer20 Jan ETF	1,844,999
AllianzIM U.S. Large Cap Buffer20 Feb ETF	760,511
AllianzIM U.S. Large Cap Buffer20 Mar ETF	837,975
AllianzIM U.S. Large Cap Buffer20 Apr ETF	1,275,701
AllianzIM U.S. Large Cap Buffer20 May ETF	300,309
AllianzIM U.S. Large Cap Buffer20 Jun ETF	566,931
AllianzIM U.S. Large Cap Buffer20 Jul ETF	1,258,569
AllianzIM U.S. Large Cap Buffer20 Aug ETF	1,081,592
AllianzIM U.S. Large Cap Buffer20 Sep ETF	487,048
AllianzIM U.S. Large Cap Buffer20 Oct ETF	882,464
AllianzIM U.S. Large Cap Buffer20 Nov ETF	194,419
AllianzIM U.S. Large Cap Buffer20 Dec ETF	512,181
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	91,004
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	51,825
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	40,555
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	60,394
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	40,882
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	20,547
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	8,483
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	931,759
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	123,221
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	182,275
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	560,567
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	27,675
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	416,093
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	65,555
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	175,387

144

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Notes to Financial Statements
October 31, 2024 (continued)
NOTE 7 – INDEMNIFICATION
The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.
NOTE 8 – RISK OF INVESTING IN THE FUNDS
The Funds’ investment strategy is different from more typical investment products, and the Funds may be unsuitable for some investors. It is important that investors understand the Funds’ investment strategy before making an investment in the Funds. Investors should carefully review the Funds’ investment objectives, strategies and risks included in the Funds’ prospectus before investing. Risks shown below that are applicable to ETFs, such as the Funds, also apply to the Underlying ETF.
FLEX Options Risk
The Funds will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
Underlying ETF Risk
The Funds invest in FLEX Options that derive their value from the Underlying ETF, and therefore the Funds’ investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Funds’ investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
Market Risk
The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Funds’ shares and could result in increased market volatility. During any such events, the Funds’ shares may trade at increased premiums or discounts to their NAV.

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Notes to Financial Statements
October 31, 2024 (continued)
Buffered Loss Risk (for all Funds other than the 6 Month Floor5 ETFs)
There can be no guarantee that the Funds will be successful in implementing their stated Buffer strategy in an Outcome Period. Despite the intended Buffer, a shareholder may lose their entire investment. If an investor purchases or sells shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Funds do not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
Capped Upside Return Risk (for all Funds other than the Uncapped ETFs)
The Funds’ strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to each Fund’s stated Cap. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in a Fund held for the entire Outcome Period. In the event that the Underlying ETF experiences gains in excess of a Fund’s stated Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period, the investor may have little or no opportunity for investment gain on their shares for that Outcome Period. The Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
Floor Risk
Each of AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF and AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF will be subject to the first 5% of losses experienced by the Underlying ETF’s share price, and there can be no guarantee that each Fund will be successful in its strategy to limit the losses in excess of the first 5% experienced by the Underlying ETF’s share price in an Outcome Period. These Funds do not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. In addition, each Fund’s NAV may not change significantly when the Underlying ETF’s share price is materially below the Floor. If the Outcome Period has begun and the Underlying ETF’s share price has decreased in value by more than 5%, an investor purchasing or selling shares at that time may not benefit from subsequent gains in the Underlying ETF’s share price until the Floor is reached and exceeded again (i.e., the Underlying ETF’s share price has recovered to a loss of only 5% from the start of the Outcome Period).
Upside Participation Risk
There can be no guarantee that the Uncapped ETFs will be successful in their strategy to provide shareholders with a return that tracks the share price returns of the Underlying ETF at the end of an Outcome Period that are in excess of the Spread. Each Fund is intended to only experience positive returns at the end of the Outcome Period if the Underlying ETF’s share price exceeds the Spread. If the Underlying ETF’s share price has not exceeded the Spread at the end of the Outcome Period, each such Fund is not anticipated to participate in any increase. If an investor purchases shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor will not participate in positive returns unless the Underlying ETF has first increased in value to the Outcome NAV and has also exceeded the Spread at the end of the Outcome Period. If an investor purchases or sells shares during an Outcome Period, the returns realized by the investor will not match those that each Fund seeks to achieve.
Investment Objective and Outcome Period Risk
There can be no guarantee that the Funds will be successful in their strategy to provide shareholders with a return that matches share price return of the Underlying ETF at the end of an Outcome Period, subject to the Cap, Buffer, Floor, or Spread, as applicable. The Funds’ strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period. If an investor purchases or sells shares during an Outcome Period, the returns realized by the investor will not match those that the Funds seek to achieve for the Outcome Period.
Tax Risk
To maintain its status as a RIC, the Funds must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the

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Notes to Financial Statements
October 31, 2024 (continued)
“issuer” of certain derivatives that the Funds will enter into. The Funds intend to treat FLEX Options referencing an index as “issued” by the issuer of the securities underlying the index, which would allow the Funds to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. Based upon the language in the legislative history, the Funds that invest in FLEX Options on the Underlying ETF intend to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow such Funds to qualify for special rules in the RIC diversification requirements. In addition, the Funds intend to treat any income they may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. If the income is not qualifying income or if the FLEX Options are not treated as issued by the issuer of the securities underlying the index or issued by the reference asset, as applicable, the Funds may not qualify, or may be disqualified, as a RIC. If the Funds do not qualify as a RIC for any taxable year and certain relief provisions are not available, the Funds’ taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, if a shareholder purchases shares after the Outcome Period has begun and shortly thereafter the Funds issue a dividend (commonly known as “buying a dividend”), the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Valuation Risk
During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Funds, the ability to value the FLEX Options becomes more difficult and the judgment of the Adviser or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Funds’ holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
Liquidity Risk
In the event that trading in the FLEX Options is limited or absent, the value of the Funds’ FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
Cash Transactions Risk
The Funds may issue and redeem creation units of their shares solely or partially for cash, rather than in-kind for securities and portfolio instruments. To the extent the Funds engage in full or partial cash creation and redemption transactions, an investment in the Funds may be less tax-efficient than an ETF that transacts principally in-kind. To the extent the Funds effect redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of shares than for other ETFs.
Non-Diversification
The Funds (other than the Diversified Funds) are classified as non-diversified under the 1940 Act. As a result, such Funds are only limited as to the percentage of their assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. These Funds may invest a relatively high percentage of their assets in a limited number of issuers. As a result, these Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

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Notes to Financial Statements
October 31, 2024 (continued)
Premium/Discount Risk
The Adviser cannot predict whether shares will trade on the Exchange below, at or above their NAV because the shares trade at market prices and not at NAV. Price differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for shares may decrease considerably and cause the market price of shares to deviate significantly from the Fund’s NAV.
Active Markets Risk
There can be no assurance that an active trading market for the shares will develop or be maintained. The Funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Funds. Securities, including the shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the Funds' portfolio holdings, which may cause a significant variance in the market price of shares and their underlying value and wider bid-ask spreads.
NOTE 9 – SUBSEQUENT EVENTS
The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the dates the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

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Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of
AIM ETF Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options, of AIM ETF Products Trust comprising the funds listed below (the “Funds”) as of October 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AllianzIM U.S. Large Cap Buffer10 Jan ETF and AllianzIM U.S. Large Cap Buffer20 Jan ETF	For the year ended October 31, 2024	For the years ended October 31, 2024, and October 31, 2023
For the years ended October 31, 2024, and October 31, 2023, the period from October 1, 2022 through October 31, 2022, the year ended September 30, 2022, and for the period from December 31, 2020 (commencement of operations) through September 30, 2021.

AllianzIM U.S. Large Cap Buffer10 Feb ETF and AllianzIM U.S. Large Cap Buffer20 Feb ETF	For the year ended October 31, 2024	For the year ended October 31, 2024, and for the period from January 31, 2023 (commencement of operations) through October 31, 2023	For the year ended October 31, 2024, and for the period from January 31, 2023 (commencement of operations) through October 31, 2023
AllianzIM U.S. Large Cap Buffer10 Mar ETF and AllianzIM U.S. Large Cap Buffer20 Mar ETF	For the year ended October 31, 2024	For the year ended October 31, 2024, and for the period from February 28, 2023 (commencement of operations) through October 31, 2023	For the year ended October 31, 2024, and for the period from February 28, 2023 (commencement of operations) through October 31, 2023
AllianzIM U.S. Large Cap Buffer10 Apr ETF and AllianzIM U.S. Large Cap Buffer20 Apr ETF	For the year ended October 31, 2024	For the years ended October 31, 2024, and October 31, 2023
For the years ended October 31, 2024, and October 31, 2023, the period from October 1, 2022, through October 31, 2022, the years ended September 30, 2022, and September 30, 2021, and for the period from May 28, 2020 (commencement of operations) through September 30, 2020

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Report of Independent Registered Public Accounting Firm (continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AllianzIM U.S. Large Cap Buffer10 May ETF and AllianzIM U.S. Large Cap Buffer20 May ETF	For the year ended October 31, 2024	For the year ended October 31, 2024, and for the period from April 28, 2023 (commencement of operations) through October 31, 2023.	For the year ended October 31, 2024, and for the period from April 28, 2023 (commencement of operations) through October 31, 2023.
AllianzIM U.S. Large Cap Buffer10 Jun ETF and AllianzIM U.S. Large Cap Buffer20 Jun ETF	For the year ended October 31, 2024	For the year ended October 31, 2024, and for the period from May 31, 2023 (commencement of operations) through October 31, 2023	For the year ended October 31, 2024, and for the period from May 31, 2023 (commencement of operations) through October 31, 2023
AllianzIM U.S. Large Cap Buffer10 Jul ETF and AllianzIM U.S. Large Cap Buffer20 Jul ETF	For the year ended October 31, 2024	For the years ended October 31, 2024, and October 31, 2023
For the years ended October 31, 2024, and October 31, 2023, the period from October 1, 2022, through October 31, 2022, the years ended September 30, 2022, and September 30, 2021, and for the period from June 30, 2020 (commencement of operations) through September 30, 2020

AllianzIM U.S. Large Cap Buffer10 Aug ETF and AllianzIM U.S. Large Cap Buffer20 Aug ETF	For the year ended October 31, 2024	For the year ended October 31, 2024, and for the period from July 31, 2023 (commencement of operations) through October 31, 2023	For the year ended October 31, 2024, and for the period from July 31, 2023 (commencement of operations) through October 31, 2023
AllianzIM U.S. Large Cap Buffer10 Sep ETF and AllianzIM U.S. Large Cap Buffer20 Sep ETF	For the year ended October 31, 2024	For the year ended October 31, 2024, and for the period from August 31, 2023 (commencement of operations) through October 31, 2023	For the year ended October 31, 2024, and for the period from August 31, 2023 (commencement of operations) through October 31, 2023
AllianzIM U.S. Large Cap Buffer10 Oct ETF and AllianzIM U.S. Large Cap Buffer20 Oct ETF	For the year ended October 31, 2024	For the years ended October 31, 2024, and October 31, 2023
For the years ended October 31, 2024, and October 31, 2023, the period from October 1, 2022, through October 31, 2022, the years ended September 30, 2022, and September 30, 2021, and for the one day period ended September 30, 2020 (commencement of operations)

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Report of Independent Registered Public Accounting Firm (continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AllianzIM U.S. Large Cap Buffer10 Nov ETF and AllianzIM U.S. Large Cap Buffer20 Nov ETF	For the year ended October 31, 2024	For the years ended October 31, 2024, and October 31, 2023	For the years ended October 31, 2024, and October 31, 2023, and for the one day period ended October 31, 2022 (commencement of operations)
AllianzIM U.S. Large Cap Buffer10 Dec ETF and AllianzIM U.S. Large Cap Buffer20 Dec ETF	For the year ended October 31, 2024	For the year ended October 31, 2024, and for the period from November 30, 2022 (commencement of operations) through October 31, 2023	For the year ended October 31, 2024, and for the period from November 30, 2022 (commencement of operations) through October 31, 2023
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	For the period from March 28, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	For the period from April 30, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	For the period from May 31, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	For the period from June 28, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	For the period from July 31, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	For the period from August 30, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	For the period from September 30, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	For the one day period ended October 31, 2024 (commencement of operations).
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	For the year ended October 31, 2024	For the years ended October 31, 2024, and October 31, 2023
For the years ended October 31, 2024, and October 31, 2023, the period from October 1, 2022, through October 31, 2022, and for the period from December 31, 2021 (commencement of operations) through September 30, 2022.

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Report of Independent Registered Public Accounting Firm (continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	For the period from January 31, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	For the period from February 29, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	For the year ended October 31, 2024	For the years ended October 31, 2024, and October 31, 2023
For the years ended October 31, 2024, and October 31, 2023, the period from October 1, 2022, through October 31, 2022, the year ended September 30, 2022, and for the one day period ended September 30, 2021 (commencement of operations)

AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	For the period from April 30, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	For the period from May 31, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	For the period from January 31, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	For the period from March 28, 2024 (commencement of operations) through October 31, 2024.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 20, 2024

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Other Information (unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended October 31, 2024.
Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the fiscal year ended October 31, 2024.
Remuneration Paid to Directors, Officers, and Others
Pursuant to the Advisory Agreement, the Adviser is paid a unitary management fee which is designed to pay the Funds’ ordinary operating expenses, subject to certain exclusions. As such, the Adviser pays remuneration to the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (Independent Trustees) and to an officer of the Trust on behalf of the Funds. Non-independent trustees do not receive compensation from the Fund.

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Board Approval of the Investment Advisory Agreement (unaudited)
AllianzIM U.S. Large Cap Buffer10 Jan ETF
AllianzIM U.S. Large Cap Buffer20 Jan ETF
AllianzIM U.S. Large Cap Buffer10 Feb ETF
AllianzIM U.S. Large Cap Buffer20 Feb ETF
AllianzIM U.S. Large Cap Buffer10 Mar ETF
AllianzIM U.S. Large Cap Buffer20 Mar ETF
AllianzIM U.S. Large Cap Buffer10 Apr ETF
AllianzIM U.S. Large Cap Buffer20 Apr ETF
AllianzIM U.S. Large Cap Buffer10 May ETF
AllianzIM U.S. Large Cap Buffer20 May ETF
AllianzIM U.S. Large Cap Buffer10 Jun ETF
AllianzIM U.S. Large Cap Buffer20 Jun ETF
AllianzIM U.S. Large Cap Buffer10 Jul ETF
AllianzIM U.S. Large Cap Buffer20 Jul ETF
AllianzIM U.S. Large Cap Buffer10 Aug ETF
AllianzIM U.S. Large Cap Buffer20 Aug ETF
AllianzIM U.S. Large Cap Buffer10 Sep ETF
AllianzIM U.S. Large Cap Buffer20 Sep ETF
AllianzIM U.S. Large Cap Buffer10 Oct ETF
AllianzIM U.S. Large Cap Buffer20 Oct ETF
AllianzIM U.S. Large Cap Buffer10 Nov ETF
AllianzIM U.S. Large Cap Buffer20 Nov ETF
AllianzIM U.S. Large Cap Buffer10 Dec ETF
AllianzIM U.S. Large Cap Buffer20 Dec ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
At an in-person meeting of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held September 24, 2024, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the renewal of the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to each of the AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Feb ETF, AllianzIM U.S. Large Cap Buffer20 Feb ETF, AllianzIM U.S. Large Cap Buffer10 Mar ETF, AllianzIM U.S. Large Cap Buffer20 Mar ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer10 May ETF, AllianzIM U.S. Large Cap Buffer20 May ETF, AllianzIM U.S. Large Cap Buffer10 Jun ETF, AllianzIM U.S. Large Cap Buffer20 Jun ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Aug ETF, AllianzIM U.S. Large Cap Buffer20 Aug ETF, AllianzIM U.S. Large Cap Buffer10 Sep ETF, AllianzIM U.S. Large Cap Buffer20 Sep ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF, AllianzIM U.S. Large Cap Buffer10 Nov ETF, AllianzIM U.S. Large Cap Buffer20 Nov ETF, AllianzIM U.S. Large Cap Buffer10 Dec ETF, AllianzIM U.S. Large Cap Buffer20 Dec ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF, and AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (each, a “Fund”), for an additional one-year period, ending December 31, 2025.
Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”). Information relevant to the approval of renewal was presented and considered at Board meetings held June 4, 2024, June 11-12, 2024, and September 24, 2024 (the “Meetings”). In considering renewal of the Agreement, the Independent Trustees also met in executive session with independent counsel, who provided assistance and advice.
The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed and considered information provided by the Manager in connection with the Agreement, and took into account the duties and responsibilities of the Trustees in evaluating and renewing the Agreement. The materials provided for the Meetings included: (i) the Agreement; (ii) the Manager’s responses to an information request relating to the Agreement and the services thereunder; (iii) financial information relating to the Manager’s profitability in managing each Fund; (iv) information concerning the business, operations and compliance program of the Manager; and (v) a memorandum from independent counsel regarding the role and responsibilities of trustees in considering the renewal of investment advisory arrangements. The Board reviewed and considered information

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Board Approval of the Investment Advisory Agreement (unaudited) (continued)
provided by the Manager throughout the year at regular Board meetings and in executive sessions. At each such meeting, the Board was advised by independent counsel. The Board also considered data provided by the Manager, from an unaffiliated third-party database, comparing the advisory fee and expense ratio of each Fund with the fees and expenses of a peer group of similar U.S.-listed buffer ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement. Throughout the process, the Board had numerous opportunities to ask questions of and request additional materials from the Manager.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser has realized or may realize “economies of scale” as the fund grows larger; any indirect benefits that have accrued or may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for each Fund.
Form N-CSR filings are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:
(a)
The nature, extent and quality of services provided to each Fund by the Manager. The Board reviewed and considered the scope of services provided under the Agreement. In considering the nature, extent and quality of the services provided by the Manager, the Board reviewed and considered the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel responsible for the day-to-day management of each Fund, including expertise with hedging strategies and derivatives instruments. The Board considered the Manager’s experience as the investment manager to the Funds as well as to mutual funds underlying variable products and other accounts. The Board also considered the services provided to each Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Manager based on its experience, personnel, operations and resources.

(b)
The cost of services provided to each Fund by the Manager, profitability and economies of scale. The Board reviewed the expense ratio and advisory fee paid by each Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that each Fund’s advisory fee and net expense ratio were lower than the advisory fees and net expense ratios of all but six of the funds included in the Peer Group, which placed the Funds in the 5th best percentile among the funds included in the Peer Group. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of the Funds, except for certain excluded items. The Board concluded that the advisory fee was reasonable.

The Board also evaluated the compensation and benefits received by the Manager and its affiliates from their relationship with each Fund, taking into account the Manager’s profitability. The Board noted that each Fund had not yet gathered sufficient assets to result in any meaningful economies of scale; the Board determined to address economies of scale when assets under management reached appropriate levels.
(c)
The investment performance of each Fund and the Manager. The Board considered the investment performance of each Fund, including how it compared to the performance of the Fund’s reference asset and in light of the Fund’s buffered outcome investment strategy. The Board considered that each Fund had finished one or more outcome periods in line with the performance outcome it seeks to achieve. The Board concluded that each Fund’s investment performance has been consistent with the Fund’s investment objective and strategies. The Board received and considered information about the premium/discount history of each Fund, which illustrated the number of times that the market price of the Fund trading on the secondary market closed above or below the net asset value of the Fund, and by how much, measured in basis points. The Board also took into account the Manager’s experience managing mutual

155

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Board Approval of the Investment Advisory Agreement (unaudited) (continued)
funds underlying variable products and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that each Fund and its shareholders were likely to continue to benefit from the Manager’s management.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board, including the Independent Trustees, concluded that the advisory fee was reasonable, and that the renewal of the Agreement was in the best interest of each Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.

156

AIM ETF PRODUCTS TRUST
Board Approval of the Investment Advisory Agreement (unaudited) (continued)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
At a virtual meeting (the “Meeting”) of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held October 23, 2023, in which all those participating could hear each other simultaneously, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to the AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF (the “Fund”), for an initial two-year term.
In considering the approval of the Agreement, the Board reviewed and considered information provided by the Manager at the Meeting including information pertaining to the Fund, specifically, and information provided to the Board throughout the year at meetings of the Board and its committees. The Independent Trustees also met in executive session with independent counsel, who provided assistance and advice.
The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed information provided by the Manager in connection with the Agreement, and took into account the duties and responsibilities of the Trustees in evaluating and approving the Agreement. Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of the Fund, except for certain excluded items (the “Unified Fee”). The Board noted that the Unified Fee was consistent with the current management fee structure for the existing series of the Trust. The Board also considered data provided by the Manager, from an unaffiliated third-party database, comparing the advisory fee and projected expense ratio of the Fund with the fees and expenses of a peer group of similar U.S.-listed buffer ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser has realized or may realize “economies of scale” as the fund grows larger; any indirect benefits that have accrued or may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for the Fund.
Form N-CSR filings are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:
(a)
The nature, extent and quality of services to be provided to the Fund by the Manager. The Board considered the scope of services to be provided under the Agreement. In considering the nature, extent and quality of the services to be provided by the Manager, the Board reviewed and considered the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel who will be responsible for the day-to-day management of the Fund, including expertise with hedging strategies and derivatives instruments. The Board considered the Manager’s experience as the investment manager to the other series of the Trust as well as to mutual funds underlying variable products and other accounts. The Board also considered the services to be provided to the Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Manager based on its experience, personnel, operations and resources.

(b)
The cost of services to be provided to the Fund by the Manager, profitability and economies of scale. The Board reviewed the proposed expense ratio and advisory fee to be paid by the Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that the Fund’s advisory fee and net expense ratio were lower than the advisory fees and net expense ratios of all but five of the funds included in the Peer Group, which placed the Fund in the 5th best percentile among the funds included in the Peer Group. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of the Fund, except for certain excluded items. The Board concluded that the advisory fee was reasonable.

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AIM ETF PRODUCTS TRUST
Board Approval of the Investment Advisory Agreement (unaudited) (continued)
The Board also evaluated the compensation and benefits expected to be received by the Manager and its affiliates from their relationship with the Fund, taking into account the Manager’s anticipated profitability. The Board noted that the Manager will bear all of the organizational expenses of the Fund. The Board noted that, because the Fund had not yet commenced operations, it was too early to assess the potential for economies of scale, though the Board determined to address economies of scale when assets under management reached appropriate levels.
(c)
The investment performance of the Fund and the Manager. The Board noted that there was no prior performance of the Fund to consider, but the Board took into account the Manager’s experience managing the other series of the Trust as well as mutual funds underlying variable products and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that the Fund and its shareholders were likely to benefit from the Manager’s management.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board, including the Independent Trustees, concluded that the advisory fee was reasonable, and that the approval of the Agreement was in the best interest of the Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.

158

AIM ETF PRODUCTS TRUST
Board Approval of the Investment Advisory Agreement (unaudited) (continued)
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
At a virtual meeting (the “Meeting”) of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held January 4, 2024, in which all those participating could hear each other simultaneously, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to each of the AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF, AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF, AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF, AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF, and AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF (each, a “Fund”), for an initial two-year term.
In considering the approval of the Agreement, the Board reviewed and considered information provided by the Manager at the Meeting including information pertaining to the Funds, specifically, and information provided to the Board throughout the year at meetings of the Board and its committees. The Independent Trustees also met in executive session with independent counsel, who provided assistance and advice.
The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed information provided by the Manager in connection with the Agreement, and took into account the duties and responsibilities of the Trustees in evaluating and approving the Agreement. Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”). The Board noted that the Unified Fee was consistent with the current management fee structure for the existing series of the Trust. The Board also considered data provided by the Manager, from an unaffiliated third-party database, comparing the advisory fee and projected expense ratio of each Fund with the fees and expenses of a peer group of similar U.S.-listed buffer ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser has realized or may realize “economies of scale” as the fund grows larger; any indirect benefits that have accrued or may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for each Fund.
Form N-CSR filings are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:
(a)
The nature, extent and quality of services to be provided to each Fund by the Manager. The Board considered the scope of services to be provided under the Agreement. In considering the nature, extent and quality of the services to be provided by the Manager, the Board reviewed and considered the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel who will be responsible for the day-to-day management of each Fund, including expertise with hedging strategies and derivatives instruments. The Board considered the Manager’s experience as the investment manager to the other series of the Trust as well as to mutual funds underlying variable products and other accounts. The Board also considered the services to be provided to each Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Manager based on its experience, personnel, operations and resources.

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Board Approval of the Investment Advisory Agreement (unaudited) (continued)
(b)
The cost of services to be provided to each Fund by the Manager, profitability and economies of scale. The Board reviewed the proposed expense ratio and advisory fee to be paid by each Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that each Fund’s advisory fee and net expense ratio were lower than the advisory fees and net expense ratios of all but five of the funds included in the Peer Group, which placed the Funds in the 5th best percentile among the funds included in the Peer Group. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of the Funds, except for certain excluded items. The Board concluded that the advisory fee was reasonable.

The Board also evaluated the compensation and benefits expected to be received by the Manager and its affiliates from their relationship with each Fund, taking into account the Manager’s anticipated profitability. The Board noted that the Manager will bear all of the organizational expenses of each Fund. The Board noted that, because the Funds had not yet commenced operations, it was too early to assess the potential for economies of scale, though the Board determined to address economies of scale when assets under management reached appropriate levels.
(c)
The investment performance of each Fund and the Manager. The Board noted that there was no prior performance of the Funds to consider, but the Board took into account the Manager’s experience managing the other series of the Trust as well as mutual funds underlying variable products and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that each Fund and its shareholders were likely to benefit from the Manager’s management.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board, including the Independent Trustees, concluded that the advisory fee was reasonable, and that the approval of the Agreement was in the best interest of each Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.

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AIM ETF PRODUCTS TRUST
Investment Adviser
Allianz Investment Management LLC
5701 Golden Hills Drive
Minneapolis, Minnesota 55416
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Administrator, Custodian, Fund Accountant, and Transfer Agent
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02110
Legal Counsel
Stradley Ronon Stevens and Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Information included in Item 7, if applicable.
Item 9. Proxy Disclosures for Open-End Management Companies.
Information included in Item 7, if applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.
Information included in Item 7, if applicable.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Information included in Item 7, if applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 15. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 16. Controls and Procedures.
(a)
The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules  13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule  30a-3(d) under the 1940 Act) that occurred during the Registrant’s period covered by this report, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19. Exhibits.
(a)(1)
Code of Ethics applicable to Principal Executive and Principal Financial Officers of Registrant pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(1) to this Form N-CSR.

(a)(2)	Not applicable.
(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.
(a)(4)	Not applicable.
(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) AIM ETF Products Trust
By: (Signature and Title)
/s/ Brian Muench
Brian Muench
Title: President - Principal Executive Officer
Date: December 20, 2024
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: (Signature and Title)
/s/ Brian Muench
Brian Muench
Title: President - Principal Executive Officer
Date: December 20, 2024
By: (Signature and Title)
/s/ Monique Labbe
Monique Labbe
Title: Treasurer - Principal Financial Officer
Date: December 20, 2024